                                     American Skandia Advisor Funds, Inc.
                                     SEMIANNUAL REPORT TO SHAREHOLDERS

                                     April 30, 1999


ASAF
American Skandia Advisor Funds


                                 [STAR GRAPHIC]


                                                Investment Tools
                                                for Tomorrow

TABLE OF CONTENTS

AMERICAN SKANDIA ADVISOR FUNDS, INC.
   Schedules of Investments .............................................      1
   Financial Statements .................................................     36

AMERICAN SKANDIA MASTER TRUST
   Schedules of Investments .............................................     80
   Financial Statements .................................................     96



-  ASAF Founders International Small Capitalization Fund

-  ASAF Janus Small-Cap Growth Fund

-  ASAF T. Rowe Price Small Company Value Fund

-  ASAF American Century Strategic Balanced Fund

-  ASAF Federated High Yield Bond Fund

-  ASAF Oppenheimer Large-Cap Growth Fund

-  ASAF Lord Abbett Growth and Income Fund

-  ASAF Janus Overseas Growth Fund

-  ASAF Marsico Capital Growth Fund

-  ASAF Neuberger Berman Mid-Cap Growth Fund

-  ASAF Neuberger Berman Mid-Cap Value Fund

-  ASAF T. Rowe Price International Equity Fund

-  ASAF Janus Capital Growth Fund

-  ASAF INVESCO Equity Income Fund

-  ASAF Total Return Bond Fund

-  ASAF JPM Money Market Fund

Dear Fellow Shareholder:

Nineteen ninety-nine has been a year of milestones. Surprisingly strong economic activity and corporate earnings propelled the Dow Jones Industrial Average over the 11,000 mark for the first time on May 3, 1999, and roughly 70% of the S&P 500 companies reported earnings that exceeded analysts' expectations.

Nineteen ninety-nine has also been an important year for the American Skandia Advisor Funds. On January 25, 1999, assets of the American Skandia Advisor Funds surpassed $1 billion. This achievement, realized in just 18 months of operation, makes the American Skandia Advisor Funds the fastest growing fund family in the history of the mutual fund industry. Assets in the American Skandia Advisor Funds now exceed $2 billion.

While domestic large-cap growth stocks was the best performing asset class during the semiannual period, it is important to remember that different asset classes and investment styles outperform from time to time. The American Skandia Advisor Funds are designed to offer you a broad range of asset classes and investment styles, managed by investment professionals who are among the best available. We encourage you to periodically review your asset allocation with your financial advisor to ensure that your investments are properly diversified to suit your goals, investment time horizon, and risk tolerance.

Looking forward, we anticipate new additions to the American Skandia Advisor Funds to further expand your investment choices, and to provide you the ability to meet your investing needs for years to come.

As always, we appreciate your confidence and welcome any comments or questions you may have.

Sincerely,

/s/ WADE A. DOKKEN
WADE A. DOKKEN
Chairman
American Skandia Investment Services, Incorporated

This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. The American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 1999
                                  (UNAUDITED)

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                        ASAF JANUS SMALL-CAP GROWTH FUND
                  ASAF T. ROWE PRICE SMALL COMPANY VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                     ASAF OPPENHEIMER LARGE-CAP GROWTH FUND
                    ASAF LORD ABBETT GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
FOREIGN STOCK -- 81.3%
  AUSTRIA -- 0.5%
    KTM-Motorradholding AG        700    $   43,760
                                         ----------
  BRAZIL -- 1.1%
    Aracruz Celulose SA [ADR]   4,625        92,500
                                         ----------
  CANADA -- 3.7%
    Cinar Corp. Cl-B*          11,850       247,369
    Dorel Industries, Inc.
      Cl-B*                     3,275        69,714
                                         ----------
                                            317,083
                                         ----------
  DENMARK -- 1.8%
    Kobenhavns Lufthavne AS       760        76,340
    Vestas Wind Systems AS
      144A*                     1,100        75,228
                                         ----------
                                            151,568
                                         ----------
  FINLAND -- 2.3%
    KCI Konecranes
      International PLC           325        12,034
    Raisio Group PLC           20,700       189,432
                                         ----------
                                            201,466
                                         ----------
  FRANCE -- 6.1%
    Altran Technologies SA      1,350       321,354
    Coflexip SA [ADR]           2,600       115,700
    Dassault Systemes SA        1,775        65,406
    Royal Canin SA                375        19,372
                                         ----------
                                            521,832
                                         ----------
  GERMANY -- 10.8%
    Douglas Holding AG          1,700        81,833
    IXOS Software AG*             300        63,477
    Marschollek,
      Lautenschlaeger und
      Partner AG Non-Voting
      Pfd.                        400       224,498
    Porsche AG Pfd.               100       248,619
    PrimaCom AG*                   50         2,037
    Rhoen-Klinikum AG             400        40,202
    Schwarz Pharma AG           1,625        84,584
    Singulus Technologies AG*     550        76,226
    Sixt AG                     1,575       112,474
                                         ----------
                                            933,950
                                         ----------
  GREECE -- 0.5%
    Chipita International SA    1,875        40,258
    Chipita International SA
      Rights*                   1,250         1,688
                                         ----------
                                             41,946
                                         ----------
  IRELAND -- 4.1%
    Esat Telecom Group PLC
      [ADR]*                    2,485       121,454
    Ryanair Holdings PLC
      [ADR]*                    5,200       232,700
                                         ----------
                                            354,154
                                         ----------

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
  ITALY -- 4.0%
    Bulgari SPA                19,775    $  119,250
    Class Editori SPA*          4,025        39,176
    Ducati Motor Holding SPA*   9,575        28,364
    Gruppo Editoriale
      L'Espresso SPA            6,875       100,737
    Industrie Natuzzi SPA
      [ADR]                     3,075        58,809
                                         ----------
                                            346,336
                                         ----------
  JAPAN -- 10.7%
    Fancl Corp.                 1,300       185,152
    Fuji Soft ABC, Inc.         4,900       298,036
    Nippon System Development   5,000       255,527
    Ryohin Keikaku Co. Ltd.     1,000       182,220
                                         ----------
                                            920,935
                                         ----------
  MEXICO -- 0.4%
    Grupo Posadas SA Cl-A*     52,775        35,984
                                         ----------
  NETHERLANDS -- 5.0%
    Beter Bed Holding NV        1,400        40,361
    Grand Hotel Krasnapolsky
      NV                          500        40,097
    Hunter Douglas NV           2,150        83,023
    IHC Caland NV               2,750       124,812
    Nutreco Holding NV          2,700       109,546
    Ordina NV*                  1,500        36,023
                                         ----------
                                            433,862
                                         ----------
  NORWAY -- 1.2%
    Narvesen ASA                  250         6,197
    Tomra Systems ASA           2,425        96,548
                                         ----------
                                            102,745
                                         ----------
  SINGAPORE -- 1.3%
    Natsteel Electronics
      Ltd.*                    32,000       108,178
                                         ----------
  SPAIN -- 3.0%
    Baron de Ley SA*            1,725        59,494
    Tele Pizza SA*             31,725       201,382
                                         ----------
                                            260,876
                                         ----------
  SWEDEN -- 1.0%
    Haldex AB                   2,370        34,096
    Ortivus AB Cl-B*            2,200        14,386
    Semcon AB                   3,950        38,510
                                         ----------
                                             86,992
                                         ----------
  SWITZERLAND -- 2.5%
    Kudelski SA*                   25        97,704
    Logitech International
      SA*                         525        75,865
    Phonak Holding AG              35        42,530
                                         ----------
                                            216,099
                                         ----------

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
  UNITED KINGDOM -- 21.3%
    BTG PLC                     4,600    $   19,812
    Capital Radio PLC           5,425        75,556
    Eidos PLC [ADR]*            6,750       253,969
    Energis PLC*                9,075       243,284
    Filtronic PLC               6,825        94,834
    Flextech PLC*               9,025       130,635
    ICON PLC [ADR]*             3,300        51,975
    Misys PLC                   3,300        31,003
    PizzaExpress PLC           24,525       359,338
    Psion PLC                  19,750       290,170
    Scoot.com PLC*             76,450        54,468
    Select Appointments
      Holdings PLC              8,300       105,441
    Wetherspoon, (J.D.) PLC    25,950       124,719
                                         ----------
                                          1,835,204
                                         ----------
TOTAL FOREIGN STOCK
  (Cost $5,888,655)                       7,005,470
                                         ----------
U.S. STOCK -- 4.4%
  BROADCASTING -- 2.9%
    United International
      Holdings, Inc. Cl-A*      4,200       250,950
                                         ----------
  CONSTRUCTION -- 1.5%
    Stolt Comex Seaway SA*     10,550       131,875
                                         ----------
TOTAL U.S. STOCK
  (Cost $248,629)                           382,825
                                         ----------
                                PAR
                               (000)
                               ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.8%
    Federal Home Loan Bank,
      4.85%, 05/03/99
  (Cost $1,101,703)            $1,102     1,101,703
                                         ----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $7,238,987)                       8,489,998
OTHER ASSETS LESS LIABILITIES -- 1.5%       127,696
                                         ----------
NET ASSETS -- 100.0%                     $8,617,694
                                         ==========

Foreign currency exchange contracts outstanding at April 30, 1999:

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE       DELIVER           FOR       AT VALUE     APPRECIATION
------------------------------------------------------------------------------
05/99        Sell       EUR  29,162     $30,927      $30,860         $67
                                        =======      =======         ===

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 1999. Percentages are based on net assets.

                 INDUSTRY
-------------------------------------------
Aerospace                                     3.7%
Airlines                                      3.6%
Automobile Manufacturers                      5.0%
Automotive Parts                              0.4%
Beverages                                     1.2%
Broadcasting                                  3.0%
Business Services                             2.1%
Computer Hardware                             4.3%
Computer Services & Software                 11.2%
Consumer Products & Services                  3.9%
Electronic Components & Equipment             4.2%
Entertainment & Leisure                       2.9%
Food                                          4.2%
Furniture                                     0.7%
Hotels & Motels                               0.9%
Insurance                                     2.6%
Machinery & Equipment                         1.3%
Medical Supplies & Equipment                  1.1%
Miscellaneous                                 0.2%
Oil & Gas                                     1.3%
Paper & Forest Products                       1.1%
Pharmaceuticals                               1.6%
Printing & Publishing                         1.6%
Restaurants                                   6.5%
Retail & Merchandising                        6.0%
Telecommunications                            5.3%
Transportation                                1.4%
                                             -----
TOTAL                                        81.3%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 0.9% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
SMALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 78.1%
  ADVERTISING -- 5.4%
    DoubleClick, Inc.*         6,900    $   964,706
    Lamar Advertising Co.*    18,055        607,099
    Modem Media Poppe Tyson,
      Inc.*                    1,070         37,717
    TMP Worldwide, Inc.*       9,400        632,150
    Xoom.com, Inc.*            3,860        270,200
                                        -----------
                                          2,511,872
                                        -----------
  AEROSPACE -- 0.5%
    Aviation Sales Co.*        5,610        224,400
                                        -----------
  AUTOMOTIVE PARTS -- 0.4%
    Autoweb.com, Inc.*         6,930        181,046
                                        -----------
  BROADCASTING -- 3.2%
    ACTV, Inc.*               26,990        428,466
    Citadel Communications
      Corp.*                  15,840        443,520
    Cox Radio, Inc. Cl-A*      8,805        429,244
    Entercom Communications
      Corp.*                   5,200        193,050
                                        -----------
                                          1,494,280
                                        -----------
  BUSINESS SERVICES -- 2.0%
    Charles River
      Associates, Inc.*        3,060         67,320
    Critical Path, Inc.*       2,425        241,287
    Pegasus Systems, Inc.*     7,775        363,481
    SoftNet Systems, Inc.*     8,265        269,646
                                        -----------
                                            941,734
                                        -----------
  CAPITAL GOODS -- 0.5%
    Mettler-Toledo
      International, Inc.*     8,155        213,049
                                        -----------
  COMPUTER HARDWARE -- 1.1%
    Insight Enterprises,
      Inc.*                   18,967        512,109
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 23.3%
    AppliedTheory Corp.*       1,605         32,902
    Autobytel.com, Inc.*       1,915         57,450
    Beyond.com Corp.*         16,290        479,537
    Bottomline Technologies,
      Inc.*                    6,270        366,795
    Brio Technology, Inc.*    11,725        164,150
    Check Point Software
      Technologies Ltd.*       5,090        179,422
    CheckFree Holdings
      Corp.*                  12,660        607,680
    CIBER, Inc.*               8,750        165,156
    Concentric Network
      Corp.*                  11,970        999,495
    ECsoft Group PLC [ADR]*    7,020        121,972
    Engineering Animation,
      Inc.*                   14,600        217,175
    Exodus Communications,
      Inc.*                    6,570        592,121

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Extreme Networks, Inc.*    6,310    $   349,811
    Globix Corp.*             24,050      1,127,344
    Informatica Corp.*         8,370        236,452
    Intraware, Inc.*           4,430        135,669
    ISS Group, Inc.*           1,885        100,023
    iVillage, Inc.*            1,700        134,300
    Launch Media, Inc.*        5,805        146,576
    MiningCo.com, Inc.*        1,280         83,840
    Mpath Interactive, Inc.*   4,240        166,950
    Net Perceptions, Inc.*     1,915         50,508
    NetGravity, Inc.*          5,450        220,384
    pcOrder.com, Inc.*         6,265        387,255
    Prodigy Communications
      Corp.*                   2,475         66,516
    Razorfish, Inc.*           6,225        270,788
    Safeguard Scientifics,
      Inc.*                    5,870        475,470
    SIPEX Corp.*               8,230        115,220
    Sykes Enterprises, Inc.*   8,230        168,715
    USinternetworking, Inc.*   4,515        230,829
    Verio, Inc.*              17,140      1,216,940
    VerticalNet, Inc.*         9,485      1,076,548
    Vignette Corp.*              415         39,425
    WebTrends Corp.*           1,180         62,688
                                        -----------
                                         10,846,106
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 0.9%
    Action Performance
      Companies, Inc.*         8,410        284,889
    Bally Total Fitness
      Holding Corp.*           5,085        123,311
                                        -----------
                                            408,200
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    Applied Micro Circuits
      Corp.*                   6,345        338,268
    Dionex Corp.*              2,815        115,415
    Galileo Technology Ltd.*   8,575        197,225
    Gemstar International
      Group Ltd.*              4,230        445,736
    Pittway Corp. Cl-A        11,585        305,554
    RF Micro Devices, Inc.*    8,740        488,348
    Sawtek, Inc.*              9,615        338,929
    Zoran Corp.*              13,205        142,779
                                        -----------
                                          2,372,254
                                        -----------
  ENTERTAINMENT & LEISURE -- 4.0%
    Championship Auto Racing
      Teams, Inc.*             4,135        127,410
    Playboy Enterprises,
      Inc. Cl-B*              13,045        419,886
    Premier Parks, Inc.*       8,680        300,003
    SFX Entertainment, Inc.
      Cl-A*                   16,370      1,010,848
                                        -----------
                                          1,858,147
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FINANCIAL -- BANK & TRUST -- 0.1%
    Carolina First Corp.       1,670    $    45,090
                                        -----------
  FINANCIAL SERVICES -- 1.1%
    Doral Financial Corp.      9,355        164,882
    Investors Financial
      Service Corp.            4,230        153,866
    Knight/Trimark Group,
      Inc.*                    1,350        206,803
                                        -----------
                                            525,551
                                        -----------
  FOOD -- 1.0%
    Whole Foods Market,
      Inc.*                   11,800        460,200
                                        -----------
  HEALTHCARE SERVICES -- 2.0%
    Accredo Health, Inc.       7,485        165,606
    Apria Healthcare Group,
      Inc.*                   22,115        345,547
    InfoCure Corp.*            3,540         93,146
    Mediconsult.com, Inc.*     7,485         89,352
    Osteotech, Inc.*           7,007        253,128
                                        -----------
                                            946,779
                                        -----------
  INSURANCE -- 1.1%
    Blanch, (E.W.) Holdings,
      Inc.                     4,675        275,241
    StanCorp Financial
      Group, Inc.              9,330        224,503
                                        -----------
                                            499,744
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
    Laser Vision Centers,
      Inc.*                    2,395        100,889
    Schein, (Henry), Inc.*     9,195        240,794
                                        -----------
                                            341,683
                                        -----------
  PERSONAL SERVICES -- 0.9%
    Career Education Corp.*    6,835        228,973
    Corinthian Colleges,
      Inc.*                    3,415         55,921
    ITT Educational
      Services, Inc.*          4,920        120,848
                                        -----------
                                            405,742
                                        -----------
  PHARMACEUTICALS -- 3.5%
    Abgenix, Inc.*             1,135         16,599
    Alkermes, Inc.*            1,210         32,368
    ChiRex, Inc.*              9,800        254,800
    Enzon, Inc.*              59,590        774,670
    MedImmune, Inc.*           3,795        209,199
    QLT PhotoTherapeutics,
      Inc.*                    7,175        327,808
                                        -----------
                                          1,615,444
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  PRINTING & PUBLISHING -- 1.8%
    Valassis Communications,
      Inc.*                   14,680    $   822,080
                                        -----------
  RETAIL & MERCHANDISING -- 2.8%
    Ames Department Stores,
      Inc.*                   12,250        427,984
    Rent-Way, Inc.*           13,880        378,230
    School Specialty, Inc.*   25,740        485,843
                                        -----------
                                          1,292,057
                                        -----------
  SEMICONDUCTORS -- 5.3%
    Alpha Industries, Inc.*   18,737        660,479
    ATMI, Inc.*               21,930        504,390
    hi/fn, Inc.*               2,735        147,690
    NVIDIA Corp.*             10,315        188,249
    SDL, Inc.*                 9,000        983,250
                                        -----------
                                          2,484,058
                                        -----------
  TELECOMMUNICATIONS -- 11.3%
    Advanced Radio Telecom
      Corp.*                   4,485         59,426
    Allegiance Telecom,
      Inc.*                    6,150        282,900
    Catapult Communications
      Corp.*                   1,825         28,402
    Com21, Inc.*              11,695        364,007
    Digital Microwave Corp.*  33,215        423,491
    DSP Communications,
      Inc.*                    2,405         65,536
    GeoTel Communications
      Corp.*                   5,870        330,188
    Gilat Satellite Networks
      Ltd.*                    6,580        342,160
    Hyperion
      Telecommunications,
      Inc. Cl-A*              20,440        255,500
    TCA Cable TV, Inc.        27,380      1,363,866
    Terayon Communication
      Systems, Inc.*           9,980        402,943
    Viatel, Inc.*             21,390        983,940
    WinStar Communications,
      Inc.*                    7,690        373,926
                                        -----------
                                          5,276,285
                                        -----------
  UTILITIES -- 0.1%
    Avista Corp.*              3,555         53,325
                                        -----------
TOTAL COMMON STOCK
  (Cost $29,518,294)                     36,331,235
                                        -----------
FOREIGN STOCK -- 1.1%
  AUTOMOBILE MANUFACTURERS -- 0.1%
    Ducati Motor Holding
      SPA -- (ITL)*           17,757         52,601
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
SMALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
    Cogeco Cable,
      Inc. -- (CAD)*           9,009    $   182,492
    Moffat Communications
      Ltd. -- (CAD)*          22,111        296,066
                                        -----------
                                            478,558
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $447,496)                           531,159
                                        -----------
                                 PAR
                               (000)
                              ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.9%
    Federal Home Loan
      Mortgage Corp. 4.82%,
      05/03/99
  (Cost $8,797,644)           $8,800      8,797,644
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment
      Cash Fund               18,115    $    18,115
    Temporary Investment
      Fund                    18,114         18,114
                                        -----------
  (Cost $36,229)                             36,229
                                        -----------

TOTAL INVESTMENTS -- 98.2%
  (Cost $38,799,663)                     45,696,267
OTHER ASSETS LESS
  LIABILITIES -- 1.8%                       811,744
                                        -----------
NET ASSETS -- 100.0%                    $46,508,011
                                        ===========

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 91.8%
  AIRLINES -- 1.7%
    Midwest Express
      Holdings, Inc.*          29,000    $   906,250
                                         -----------
  AUTOMOTIVE PARTS -- 2.3%
    Myers Industries, Inc.     23,200        524,900
    OEA, Inc.                  43,500        426,844
    TBC Corp.*                 36,600        283,650
                                         -----------
                                           1,235,394
                                         -----------
  BUILDING MATERIALS -- 11.0%
    Cameron Ashley
      Building Products,
      Inc.*                    38,700        425,700
    Giant Cement Holding,
      Inc.*                    15,400        340,725
    Gibraltar Steel Corp.      23,200        543,750
    Holophane Corp.*           23,200        598,850
    Juno Lighting, Inc.        29,000        659,750
    Lone Star
      Technologies, Inc.*      30,900        531,094
    Modine Manufacturing
      Co.                      21,200        662,500
    Republic Group, Inc.       34,800        609,000
    Skyline Corp.              19,400        568,662
    Synthetic Industries,
      Inc.*                    34,800        689,475
    Thomas Industries,
      Inc.                     21,300        423,337
                                         -----------
                                           6,052,843
                                         -----------
  BUSINESS SERVICES --1.6%
    Grey Advertising, Inc.      1,350        435,966
    IT Group, Inc.*            29,100        431,044
                                         -----------
                                             867,010
                                         -----------
  CHEMICALS -- 2.7%
    Furon Co.                  44,500        795,437
    Schulman, (A.), Inc.       23,200        406,000
    TETRA Technologies,
      Inc.*                    28,300        265,312
                                         -----------
                                           1,466,749
                                         -----------
  CLOTHING & APPAREL -- 0.7%
    Dan River, Inc. Cl-A*      38,700        377,325
                                         -----------
  COMPUTER HARDWARE -- 0.8%
    Analogic Corp.             11,300        415,275
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 2.1%
    Analysts International
      Corp.                    30,900        401,700
    CompuCom Systems,
      Inc.*                    77,500        234,922
    SPSS, Inc.*                29,000        500,250
                                         -----------
                                           1,136,872
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 0.9%
    Culp, Inc.                 27,100        223,575
    Packaged Ice, Inc.*        48,400        290,400
                                         -----------
                                             513,975
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
  CONTAINERS & PACKAGING -- 4.4%
    Aptargroup, Inc.           23,200    $   649,600
    Ivex Packaging Corp.*      34,800        685,125
    Liqui-Box Corp.            10,000        523,750
    Shorewood Packaging
      Corp.*                   29,000        572,750
                                         -----------
                                           2,431,225
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 9.8%
    Electro Rental Corp.*      58,000        659,750
    Franklin Electric Co.,
      Inc.                      7,700        481,250
    Landauer, Inc.             13,500        364,500
    Littelfuse, Inc.*          38,700        778,837
    Methode Electronics,
      Inc. Cl-A                48,300        718,462
    Nichols Research
      Corp.*                   25,200        532,350
    Optical Coating
      Laboratory, Inc.         20,000      1,232,500
    Pioneer-Standard
      Electronics, Inc.        25,200        211,050
    Scotsman Industries,
      Inc.                     19,400        391,637
                                         -----------
                                           5,370,336
                                         -----------
  ENVIRONMENTAL SERVICES -- 1.2%
    Newpark Resources,
      Inc.*                    65,800        604,537
    Waterlink, Inc.*           17,900         69,362
                                         -----------
                                             673,899
                                         -----------
  EQUIPMENT SERVICES -- 2.3%
    Cort Business Services
      Corp.*                   27,100        624,994
    Unifirst Corp.             15,100        263,306
    VWR Scientific
      Products, Inc.*          15,400        394,625
                                         -----------
                                           1,282,925
                                         -----------
  FINANCIAL -- BANK & TRUST -- 3.3%
    Community First
      Bankshares, Inc.         29,000        592,688
    First Republic Bank*       23,200        597,400
    Silicon Valley
      Bancshares*              34,800        611,175
                                         -----------
                                           1,801,263
                                         -----------
  FINANCIAL SERVICES -- 3.7%
    Allied Capital Corp.       43,500        783,000
    AMRESCO, Inc.*             25,200        163,800
    First Financial Fund,
      Inc.**                   48,553        418,770
    Medallion Financial
      Corp.                    17,300        291,938
    Triad Guaranty, Inc.*      23,200        365,400
                                         -----------
                                           2,022,908
                                         -----------
  FOOD -- 0.3%
    Richfood Holdings,
      Inc.                     14,400        180,000
                                         -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
  INSURANCE -- 5.3%
    Brown & Brown, Inc.        30,900    $ 1,010,044
    Markel Corp.*               3,500        652,750
    Medical Assurance,
      Inc.*                    21,500        591,250
    Presidential Life
      Corp.                    23,100        414,356
    PXRE Corp.                 13,600        258,400
                                         -----------
                                           2,926,800
                                         -----------
  LUMBER & WOOD PRODUCTS -- 0.8%
    Deltic Timber Corp.        15,400        427,350
                                         -----------
  MACHINERY & EQUIPMENT -- 4.1%
    Alamo Group, Inc.           9,200         86,825
    Carbo Ceramics, Inc.       18,500        455,563
    Smith, (A.O.) Corp.        27,100        684,275
    TransTechnology Corp.      27,100        519,981
    Woodward Governor Co.      20,200        499,950
                                         -----------
                                           2,246,594
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Lunar Corp.*               19,200        134,400
    Owens & Minor, Inc.        48,500        478,938
                                         -----------
                                             613,338
                                         -----------
  METALS & MINING -- 2.4%
    Cambior, Inc.              17,300         70,281
    Golden Star Resources
      Ltd.*                    23,200         18,850
    Homestake Mining Co.       29,000        277,313
    Layne Christensen Co.*     23,200        156,600
    Material Sciences
      Corp.*                   29,000        304,500
    Penn Virginia Corp.        25,200        497,700
                                         -----------
                                           1,325,244
                                         -----------
  OFFICE EQUIPMENT -- 4.3%
    Aaron Rents, Inc. Cl-A     10,400        148,200
    Aaron Rents, Inc. Cl-B     28,200        468,825
    CompX International,
      Inc.*                    37,000        555,000
    IDEX Corp.                 27,100        723,231
    McGrath Rentcorp           23,000        437,000
                                         -----------
                                           2,332,256
                                         -----------
  OIL & GAS -- 2.8%
    Chieftain
      International, Inc.*     38,700        699,019
    Cross Timbers Oil Co.      48,300        528,281
    Devon Energy Corp.          9,600        319,200
                                         -----------
                                           1,546,500
                                         -----------
  PAPER & FOREST PRODUCTS -- 1.3%
    CSS Industries, Inc.*       9,700        244,925
    Wausau-Mosinee Paper
      Corp.                    27,080        446,820
                                         -----------
                                             691,745
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
  PERSONAL
    SERVICES -- 1.6%
    Matthews International
      Corp. Cl-A               32,900    $   875,963
                                         -----------
  PHARMACEUTICALS -- 0.7%
    Coulter
      Pharmaceutical,
      Inc.*                    19,400        390,425
                                         -----------
  REAL ESTATE -- 4.4%
    Glenborough Realty
      Trust, Inc. [REIT]       38,700        665,156
    Innkeepers USA Trust
      [REIT]                   39,000        402,188
    National Health
      Investors, Inc.
      [REIT]                    9,600        241,200
    Pacific Gulf
      Properties, Inc.
      [REIT]                   19,400        403,763
    Sun Communities, Inc.
      [REIT]                   19,400        679,000
                                         -----------
                                           2,391,307
                                         -----------
  RESTAURANTS -- 3.2%
    Consolidated Products,
      Inc.*                    43,500        785,710
    Ruby Tuesday, Inc.         54,100        987,325
                                         -----------
                                           1,773,035
                                         -----------
  RETAIL & MERCHANDISING -- 4.7%
    Bon-Ton Stores, Inc.*      37,700        233,269
    Casey's General
      Stores, Inc.             38,700        512,775
    Fred's, Inc.               25,200        294,525
    Goody's Family
      Clothing*                28,900        260,100
    Hancock Fabrics, Inc.      38,700        244,294
    Jo-Ann Stores, Inc.
      Cl-B*                    25,200        303,975
    Stein Mart, Inc.*          72,500        725,000
                                         -----------
                                           2,573,938
                                         -----------
TELECOMMUNICATIONS -- 0.8%
    Aliant Communications,
      Inc.                      9,600        424,800
                                         -----------
  TRANSPORTATION -- 1.9%
    Hub Group, Inc. Cl-A*      15,400        350,350
    Landstar Systems,
      Inc.*                    17,500        681,406
                                         -----------
                                           1,031,756
                                         -----------
  UTILITIES -- 3.6%
    Black Hills Corp.          26,000        588,250
    Cleco Corp.                19,400        598,975
    United Water
      Resources, Inc.          38,700        805,444
                                         -----------
                                           1,992,669
                                         -----------
TOTAL COMMON STOCK
  (Cost $54,596,772)                      50,297,969
                                         -----------

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
PREFERRED STOCK -- 0.3%
  OIL & GAS
    Cross Timbers Oil Co.
      $1.5625 Cl-A [CVT]
  (Cost $214,709)               6,200    $   172,050
                                         -----------
                               PAR
                              (000)
                            ---------
COMMERCIAL PAPER -- 5.1%
     Asset Securitization
      Cooperation Corp.+
      4.79%, 06/02/99       $   2,000      1,991,484
    Duke Energy Corp.
      4.90%, 05/03/99             800        799,782
                                         -----------
  (Cost $2,791,266)                        2,791,266
                                         -----------
----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.8%
     Temporary Investment
       Cash Fund
  (Cost $1,560,654)         1,560,654    $ 1,560,654
                                         -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $59,163,401)                      54,821,939
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- 0.0%                       (20,224)
                                         -----------
NET ASSETS -- 100.0%                     $54,801,715
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
 * Non-income producing security.
** Closed-end fund.
 + Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of the period, this security amounted to 3.6% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCK -- 58.7%
  AEROSPACE -- 2.7%
    Cordant Technologies,
      Inc.                     6,300       $   290,587
    General Dynamics
      Corp.                    2,500           175,625
    Goodrich, (B.F.) Co.      10,300           409,425
    Gulfstream Aerospace
      Corp.*                     700            34,125
    United Technologies
      Corp.                    7,000         1,014,125
                                           -----------
                                             1,923,887
                                           -----------
  AIRLINES -- 0.1%
    AMR Corp.*                   600            41,887
    Delta Air Lines, Inc.        300            19,031
    US Airways Group,
      Inc.*                      300            16,331
                                           -----------
                                                77,249
                                           -----------
  AUTOMOBILE MANUFACTURERS -- 2.2%
    DaimlerChrysler AG*        2,300           225,831
    Ford Motor Co.            17,500         1,118,906
    General Motors Corp.       2,100           186,769
                                           -----------
                                             1,531,506
                                           -----------
  BEVERAGES -- 0.1%
    Anheuser-Busch
      Companies, Inc.            500            36,562
    Coors, (Adolph) Co.
      Cl-B                       600            32,100
                                           -----------
                                                68,662
                                           -----------
  BROADCASTING -- 0.4%
    CBS Corp.                  5,600           255,150
                                           -----------
  BUILDING MATERIALS -- 0.7%
    Centex Construction
      Products, Inc.           1,500            53,062
    Lafarge Corp.              5,000           169,062
    Lone Star Industries,
      Inc.                     1,900            67,806
    Owens Corning              3,600           128,250
    Southdown, Inc.            1,200            76,875
                                           -----------
                                               495,055
                                           -----------
  CHEMICALS -- 1.1%
    Dexter Corp.               3,300           135,506
    Dow Chemical Co.           2,900           380,444
    DuPont, (E.I.) de
      Nemours & Co.            4,100           289,562
                                           -----------
                                               805,512
                                           -----------
  CLOTHING & APPAREL -- 0.3%
    Tommy Hilfiger Corp.*      1,300            90,837
    VF Corp.                   2,600           133,900
                                           -----------
                                               224,737
                                           -----------

                                 SHARES          VALUE
------------------------------------------------------
------------------------------------------------------
  COMPUTER HARDWARE -- 3.4%
    Apple Computer, Inc.*     16,200       $   745,200
    Dell Computer Corp.*       8,500           350,094
    EMC Corp.*                   200            21,787
    Gateway 2000, Inc.*        1,600           105,900
    Hewlett-Packard Co.        8,800           694,100
    International
      Business Machines
      Corp.                    2,200           460,212
                                           -----------
                                             2,377,293
                                           -----------
  COMPUTER SERVICES & SOFTWARE -- 5.9%
    America Online, Inc.*      4,700           670,925
    Cisco Systems, Inc.*       4,100           467,656
    Compuware Corp.*           5,100           124,312
    Comverse Technology,
      Inc.*                    3,150           201,994
    Keane, Inc.*               2,700            66,994
    Mastech Corp.*             2,300            33,781
    Microsoft Corp.*          23,600         1,918,975
    NCR Corp.*                 4,100           168,100
    Oracle Corp.*              2,500            67,656
    Sterling Software,
      Inc.*                    6,700           138,606
    Unisys Corp.*             11,100           348,956
                                           -----------
                                             4,207,955
                                           -----------
  CONGLOMERATES -- 0.7%
    Ogden Corp.                  500            12,906
    Philip Morris
      Companies, Inc.          6,300           220,894
    Tyco International
      Ltd.                     3,400           276,250
                                           -----------
                                               510,050
                                           -----------
  CONSTRUCTION -- 0.7%
    Centex Corp.               3,200           117,000
    Fleetwood
      Enterprises, Inc.        3,000            74,062
    Horton, (D.R.), Inc.       5,500           106,219
    Kaufman & Broad Home
      Corp.                    2,500            60,781
    Lennar Corp.                 400             9,675
    Pulte Corp.                4,200            95,025
                                           -----------
                                               462,762
                                           -----------
  CONSUMER PRODUCTS & SERVICES -- 2.2%
    Avon Products, Inc.          500            27,156
    Clorox Co.                   400            46,150
    Department 56, Inc.*         300             8,119
    Eastman Kodak Co.          7,300           544,762
    Fortune Brands, Inc.       2,000            79,000
    Nature's Sunshine
      Products, Inc.           1,300            13,894
    Premark
      International, Inc.      7,400           272,412
    Procter & Gamble Co.         800            75,050
    Tupperware Corp.           2,300            54,481
    Unilever NV                2,800           181,825
    Universal Corp.*           3,900            99,206
    Whirlpool Corp.            2,100           139,387
                                           -----------
                                             1,541,442
                                           -----------

------------------------------------------------------
                                 SHARES          VALUE
------------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    EG&G, Inc.                 1,900       $    59,375
    General Electric Co.       6,600           696,300
    Rockwell
      International Corp.      1,600            82,600
    Teleflex, Inc.             1,100            47,919
                                           -----------
                                               886,194
                                           -----------
  ENTERTAINMENT & LEISURE -- 0.5%
    Anchor Gaming*             1,400            66,150
    International Game
      Technology               1,300            23,075
    Viacom, Inc. Cl-B*         7,300           298,387
                                           -----------
                                               387,612
                                           -----------
  EQUIPMENT SERVICES -- 0.3%
    Hertz Corp. Cl-A           3,200           191,000
                                           -----------
  FINANCIAL -- BANK & TRUST -- 5.0%
    BankAmerica Corp.          6,100           439,113
    Bank One Corp.            11,600           684,400
    Chase Manhattan Corp.     18,800         1,555,700
    City National Corp.        1,000            38,625
    First Union Corp.         12,900           714,337
    GreenPoint Financial
      Corp.                    1,300            45,500
    Wells Fargo & Co.          1,600            69,100
                                           -----------
                                             3,546,775
                                           -----------
  FINANCIAL SERVICES -- 4.2%
    Citigroup, Inc.              400            30,100
    Concord EFS, Inc.*           500            16,687
    Deluxe Corp.              13,200           457,050
    Fannie Mae                10,600           751,937
    Freddie Mac                5,400           338,850
    Lehman Brothers
      Holdings, Inc.           2,800           155,575
    Merrill Lynch & Co.,
      Inc.                     3,400           285,387
    Morgan Stanley, Dean
      Witter & Co.             8,900           882,769
    Paine Webber Group,
      Inc.                       500            23,469
                                           -----------
                                             2,941,824
                                           -----------
  FOOD -- 1.3%
    ConAgra, Inc.              3,900            97,012
    Earthgrains Co.            3,400            72,038
    General Mills, Inc.          800            58,500
    Hormel Foods Corp.         1,700            62,475
    IBP, Inc.                  3,400            68,850
    Quaker Oats Co.            6,800           439,025
    Suiza Foods Corp.*         3,300           123,956
                                           -----------
                                               921,856
                                           -----------
  HEALTHCARE SERVICES -- 1.1%
    Amgen, Inc.*               8,600           528,363
    Herbalife
      International, Inc.      1,700            17,638

                                 SHARES          VALUE
------------------------------------------------------
------------------------------------------------------
    McKesson HBOC, Inc.          800       $    28,000
    PacifiCare Health
      Systems, Inc. Cl-B*      2,600           207,431
                                           -----------
                                               781,432
                                           -----------
  INSURANCE -- 4.0%
    Allstate Corp.            15,200           552,900
    Arthur J. Gallagher &
      Co.                      3,300           156,750
    Conseco, Inc.              3,900           123,094
    Fidelity National
      Financial, Inc.          9,000           164,250
    First American
      Financial Corp.          9,400           168,025
    LandAmerica Financial
      Group, Inc.              4,100           114,800
    Lincoln National
      Corp.                   10,900         1,047,081
    Loews Corp.                4,400           322,025
    The Equitable
      Companies, Inc.          2,300           154,819
                                           -----------
                                             2,803,744
                                           -----------
  MACHINERY & EQUIPMENT -- 0.6%
    Ingersoll-Rand Co.         5,800           401,288
    McDermott
      International, Inc.      1,300            37,700
                                           -----------
                                               438,988
                                           -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Hillenbrand
      Industries, Inc.         4,900           229,994
    Johnson & Johnson Co.      3,400           331,500
    VISX, Inc.*                2,200           283,250
                                           -----------
                                               844,744
                                           -----------
  METALS & MINING -- 0.1%
    Alcoa, Inc.                  600            37,350
    USX-U.S. Steel Group,
      Inc.                       800            24,200
                                           -----------
                                                61,550
                                           -----------
  OFFICE EQUIPMENT -- 0.1%
    Herman Miller, Inc.        2,100            41,869
                                           -----------
  OIL & GAS -- 2.6%
    Anadarko Petroleum
      Corp.                      300            11,381
    Apache Corp.               3,200            98,200
    Burlington Resources,
      Inc.                     1,300            59,881
    Exxon Corp.                4,000           332,250
    K N Energy, Inc.           2,800            57,750
    Mobil Corp.                6,700           701,825
    Occidental Petroleum
      Corp.                    2,600            52,488
    Sempra Energy              6,400           132,800
    Sunoco, Inc.               2,500            89,375
    Texaco, Inc.               1,700           106,675

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                                 SHARES          VALUE
------------------------------------------------------
    Tidewater, Inc.            3,800       $   100,700
    Union Pacific
      Resources Group,
      Inc.                     5,100            71,400
                                           -----------
                                             1,814,725
                                           -----------
  PHARMACEUTICALS -- 3.6%
    Andrx Corp.*                 900            70,875
    Bristol-Meyers Squibb
      Co.                      5,700           362,306
    Genentech, Inc.*           6,700           566,988
    Lilly, (Eli) & Co.         2,900           213,513
    Medicis
      Pharmaceutical
      Corp. Cl-A*              2,200            53,488
    Merck & Co., Inc.          1,800           126,450
    Pfizer, Inc.               1,200           138,075
    Roberts
      Pharmaceutical
      Corp.*                   1,200            20,400
    Schering-Plough Corp.     13,200           637,725
    Warner-Lambert Co.         5,800           394,038
                                           -----------
                                             2,583,858
                                           -----------
  PRINTING & PUBLISHING -- 0.1%
    Lexmark International
      Group, Inc. Cl-A*          800            98,800
                                           -----------
  RETAIL & MERCHANDISING -- 1.7%
    Amazon.com, Inc.*            600           103,238
    Home Depot, Inc.           2,900           173,819
    The Neiman Marcus
      Group, Inc.*             1,400            33,688
    Wal-Mart Stores, Inc.     17,300           795,800
    Zale Corp.*                3,000           113,438
                                           -----------
                                             1,219,983
                                           -----------
  SEMICONDUCTORS -- 1.8%
    Intel Corp.               21,300         1,303,294
                                           -----------
  TELECOMMUNICATIONS -- 6.7%
    AirTouch
      Communications,
      Inc.*                    1,200           112,050
    Ameritech Corp.            6,000           410,625
    AT&T Corp.                14,400           727,200
    Bell Atlantic Corp.        3,000           172,875
    BellSouth Corp.           23,100         1,033,725
    Cablevision Systems
      Corp. Cl-A*                300            23,212
    GTE Corp.                  4,700           314,606
    Lucent Technologies,
      Inc.                    10,900           655,363
    Nortel Networks Corp.      3,300           225,019
    SBC Communications,
      Inc.                    11,800           660,800
    Sprint Corp. (FON
      Group)                     500            51,281

                                 SHARES          VALUE
------------------------------------------------------
------------------------------------------------------
    Sprint Corp. (PCS
      Group)*                  1,500       $    63,563
    U.S. West, Inc.            5,800           303,413
                                           -----------
                                             4,753,732
                                           -----------
  UTILITIES -- 2.0%
    BEC Energy                 1,200            51,000
    Central & South West
      Corp.                    2,500            62,031
    Energy East Corp.          2,000            52,875
    FPL Group, Inc.            3,700           208,588
    LG&E Energy Corp.          6,700           146,144
    Minnesota Power, Inc.      6,300           132,694
    Northeast Utilities*       3,800            60,800
    Reliant Energy, Inc.       5,900           167,044
    Southern Co.              10,500           284,156
    Texas Utilities Co.        2,200            87,450
    UtiliCorp United,
      Inc.                     7,100           173,506
                                           -----------
                                             1,426,288
                                           -----------
TOTAL COMMON STOCK
  (Cost $37,863,245)                        41,529,528
                                           -----------

                                    PAR
                                  (000)
                                  -----
CORPORATE OBLIGATIONS -- 6.4%
  AIRLINES -- 0.3%
    Continental Airlines,
      Inc.
      8.00%, 12/15/05         $  200           200,000
                                           -----------
  BEVERAGES -- 0.3%
    Pepsi Bottling Group,
      Inc. 144A
      7.00%, 03/01/29            150           149,250
    Pepsi Bottling
      Holdings, Inc. 144A
      5.625%, 02/17/09           100            95,500
                                           -----------
                                               244,750
                                           -----------
  CONSUMER PRODUCTS & SERVICES -- 0.2%
    Fort James Corp.
      6.625%, 09/15/04           150           151,875
                                           -----------
  CONTAINERS & PACKAGING -- 0.2%
    Owens-Illinois, Inc.
      7.15%, 05/15/05            150           148,500
                                           -----------
  FINANCIAL -- BANK & TRUST -- 0.7%
    Fleet National Bank
      5.75%, 01/15/09            200           190,000
    NationsBank Corp.
      6.125%, 07/15/04           200           201,750
    Southern Investments
      UK
      6.80%, 12/01/06            100           100,875
                                           -----------
                                               492,625
                                           -----------

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
FINANCIAL SERVICES -- 1.0%
    Associates Corp.
      6.25%, 11/01/08         $  200       $   198,250
    Ford Motor Credit
      Corp.
      6.55%, 09/10/02            145           147,719
    Hutchison Whampoa
      Financial Cl-C 144A
      7.50%, 08/01/27            100            90,000
    Lehman Brothers
      Holdings, Inc.
      6.625%, 04/01/04           200           200,500
    Toyota Motor Credit
      Corp.
      5.625%, 11/13/03           100            99,000
                                           -----------
                                               735,469
                                           -----------
  INSURANCE -- 0.6%
    Conseco Financing
      Trust II Co.
      8.70%, 11/15/26            150           140,282
    Conseco, Inc.
      6.40%, 06/15/01            100            98,750
    Fremont General Corp.
      144A
      7.70%, 03/17/04            150           151,500
                                           -----------
                                               390,532
                                           -----------
  METALS & MINING -- 0.3%
    Pohang Iron & Steel
      Co.
      7.375%, 05/15/05           200           196,500
                                           -----------
  OIL & GAS -- 0.6%
    Conoco, Inc.
      5.90%, 04/15/04            200           199,000
    Petroleum Geo-
      Services
      7.125%, 03/30/28           150           142,875
    USX Corp.
      6.65%, 02/01/06            100            99,000
                                           -----------
                                               440,875
                                           -----------
  PHARMACEUTICALS -- 0.3%
    Monsanto Co. 144A
      6.60%, 12/01/28            200           190,750
                                           -----------
  REAL ESTATE -- 0.3%
    Chelsea GCA Realty,
      Inc. [REIT]
      7.25%, 10/21/07            200           186,750
                                           -----------
  RETAIL & MERCHANDISING -- 0.3%
    Rite Aid Corp.
      6.70%, 12/15/01            150           151,688
    Saks, Inc.
      7.25%, 12/01/04            100           102,375
                                           -----------
                                               254,063
                                           -----------

                                    PAR
                                  (000)          VALUE
------------------------------------------------------
------------------------------------------------------
  TELECOMMUNICATIONS -- 0.7%
    Cincinnati Bell
      Telephone Co.
      6.30%, 12/01/28         $  100       $    93,250
    Qwest Communications
      International, Inc.
      144A
      7.50%, 11/01/08            100           105,000
    Sprint Capital Corp.
      6.875%, 11/15/28           100            97,000
    TCI Communications,
      Inc.
      8.75%, 08/01/15            150           181,313
                                           -----------
                                               476,563
                                           -----------
  UTILITIES -- 0.6%
    Cinergy Corp. 144A
      6.53%, 12/16/08            100            99,875
    Empresa Nacional
      Electric Corp. 144A
      8.50%, 04/01/09            200           215,250
    Georgia Power Co.
      Cl-C
      5.50%, 12/01/05            100            96,875
                                           -----------
                                               412,000
                                           -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $4,567,130)                          4,521,252
                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
    Federal Home Loan
      Bank
      4.90%, 05/03/99          4,719         4,717,715
      5.705%, 03/19/03           500           502,462
                                           -----------
                                             5,220,177
                                           -----------
    Federal National
      Mortgage Assoc.
      6.00%, 10/01/28          1,696         1,645,438
      6.50%, 04/29/09          1,000           999,186
      6.50%, 01/01/28          1,200         1,193,131
      7.00%, 05/01/11            945           966,279
                                           -----------
                                             4,804,034
                                           -----------
    Government National
      Mortgage Assoc.
      6.00%, 08/15/28            197           190,688
      6.50%, 05/15/28            246           244,790
                                           -----------
                                               435,478
                                           -----------
  (Cost $10,486,153)                        10,459,689
                                           -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.3%
    U.S. Treasury Bonds
      7.875%, 02/15/21        $1,300       $ 1,605,005
                                           -----------
    U.S. Treasury Notes
      5.50%, 03/31/00          4,800         4,827,637
      6.625%, 07/31/01           500           515,937
      6.00%, 07/31/02            100           102,292
      5.875%, 09/30/02           200           203,908
      5.75%, 11/30/02            500           508,196
      5.75%, 08/15/03            250           254,721
      4.75%, 11/15/08            700           668,939
                                           -----------
                                             7,081,630
                                           -----------
  (Cost $8,701,478)                          8,686,635
                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
    Case Equipment Loan
      Trust Series 1998-B
      Cl-A4
      5.92%, 10/15/05            200           199,673
    CIT RV Trust Series
      1998-A Cl-A4
      6.09%, 02/15/12            100           100,748
    Comed Transitional
      Funding Trust
      Series 1998-1 Cl-A6
      5.63%, 06/25/09            100            97,418
    General Motors
      Acceptance Corp.
      Series 1999-C1
      Cl-A2
      6.175%, 05/15/33           150           147,131
    Nationslink Funding
      Corp. Series 1998-2
      Cl-A1
      6.001%, 11/20/07            97            96,606
    Nationslink Funding
      Corp. Series 1999-1
      Cl-A2
      6.316%, 11/20/08           250           247,711
                                           -----------
  (Cost $903,773)                              889,287
                                           -----------
                           PRINCIPAL
                            IN LOCAL
                            CURRENCY
                               (000)
                           ------------
FOREIGN BONDS -- 6.0%
  AUSTRALIA -- 0.2%
    Australian Government
      9.50%, 08/15/03            235       $   181,603
                                           -----------

------------------------------------------------------
                              PRINCIPAL
                               IN LOCAL
                               CURRENCY
                                  (000)          VALUE
------------------------------------------------------
  CANADA -- 0.5%
    Canadian Government
      5.00%, 03/15/00            440       $   302,822
      6.00%, 06/01/08            100            72,770
                                           -----------
                                               375,592
                                           -----------
  DENMARK -- 0.1%
    Kingdom of Denmark
      8.00%, 03/15/06            450            79,450
                                           -----------
  GERMANY -- 3.4%
    Deutschland Republic
      6.00%, 09/15/03          1,120         1,325,017
      4.125%, 07/04/08           700           755,232
      4.75%, 07/04/28            289           302,458
                                           -----------
                                             2,382,707
                                           -----------
  JAPAN -- 1.0%
    Japanese Government
      3.30%, 06/20/06         70,000           674,675
                                           -----------
  UNITED KINGDOM -- 0.8%
    United Kingdom
      Treasury Gilt
      7.50%, 12/07/06             50            94,037
      9.00%, 08/06/12            210           477,900
                                           -----------
                                               571,937
                                           -----------
TOTAL FOREIGN BONDS
  (Cost $4,381,385)                          4,265,964
                                           -----------
                              SHARES
                           ------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                  479               479
    Temporary Investment
      Fund                       479               479
                                           -----------
  (Cost $958)                                      958
                                           -----------
TOTAL INVESTMENTS --99.4%
  (Cost $66,904,122)                        70,353,313
OTHER ASSETS LESS LIABILITIES -- 0.6%          441,975
                                           -----------
NET ASSETS -- 100.0%                       $70,795,288
                                           ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.5% of net assets.

See Notes to Financial Statements.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 90.8%
  ADVERTISING -- 0.6%
    Larmar Advertising Co.
      8.625%, 09/15/07        $  100    $   105,750
    Outdoor Systems, Inc.
      9.375%, 10/15/06            75         81,937
      8.875%, 06/15/07           350        376,250
                                        -----------
                                            563,937
                                        -----------
  AIRLINES -- 0.1%
    Aviation Sales Co.
      8.125%, 02/15/08           100        102,500
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 0.1%
    Oshkosh Truck Corp.
      8.75%, 03/01/08            100        103,000
                                        -----------
  AUTOMOTIVE PARTS -- 2.4%
    Accuride Corp. Cl-B
      9.25%, 02/01/08            475        486,875
    Aftermarket
      Technology Corp.
      12.00%, 08/01/04           100        105,750
    Aftermarket Technology
      Corp. Cl-D
      12.00%, 08/01/04           325        343,687
    American Axle &
      Manufacturing
      Holdings, Inc. 144A
      9.75%, 03/01/09            375        390,937
    HDA Parts System, Inc.
      144A
      12.00%, 08/01/05           250        243,750
    Lear Corp.
      9.50%, 07/15/06             50         54,250
    Lear Seating Corp.
      8.25%, 02/01/02            400        402,000
    Oxford Automotive, Inc.
      10.125%, 06/15/07          300        312,000
                                        -----------
                                          2,339,249
                                        -----------
  BEVERAGES -- 0.7%
    National Wine &
      Spirits, Inc. 144A
      10.125%, 01/15/09          175        182,875
    Triarc Consumer
      Beverage Co. 144A
      10.25%, 02/15/09           450        456,750
                                        -----------
                                            639,625
                                        -----------
  BROADCASTING -- 6.3%
    Acme Television Co.
      Cl-B [STEP]
      10.635%, 09/30/04          575        500,250
    Big City Radio,
      Inc. [STEP]
      13.028%, 03/15/05          450        322,875
    Capstar Broadcasting
      Corp.
      9.25%, 07/01/07            100        106,000
    Chancellor Media Corp.
      9.00%, 10/01/08          1,425      1,535,437

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Chancellor Media Corp.
      L.A. Cl-B
      10.50%, 01/15/07        $   50    $    55,250
      8.75%, 06/15/07             50         51,750
      8.125%, 12/15/07           775        788,562
    Cumulus Media, Inc.
      10.375%, 07/01/08          175        190,312
    Fox/Liberty Networks LLC
      8.875%, 08/15/07           400        438,000
      9.709%, 08/15/07
      [STEP]                     525        433,125
    SFX Broadcasting,
      Inc. Cl-B
      10.75%, 05/15/06           200        214,000
    Sinclair Broadcasting
      Group, Inc.
      10.00%, 09/30/05           175        185,062
      9.00%, 07/15/07            425        433,500
      8.75%, 12/15/07            425        429,250
    Spectrasite Holdings,
      Inc. [STEP] 144A
      11.25%, 04/15/09           400        235,000
    UIH Australia Pacific,
      Inc. Cl-B [STEP]
      15.663%, 05/15/06          325        237,250
                                        -----------
                                          6,155,623
                                        -----------
  BUILDING MATERIALS -- 0.8%
    American Builders &
      Contractors Supply
      Co., Inc. Cl-B
      10.625%, 05/15/07          300        277,500
    Building Materials Corp.
      8.625%, 12/15/06           250        255,000
    Falcon Building
      Products, Inc. Cl-B
      [STEP]
      12.198%, 06/15/07          350        225,750
                                        -----------
                                            758,250
                                        -----------
  BUSINESS SERVICES -- 0.8%
    Dialog Corp. PLC Cl-A
      11.00%, 11/15/07           425        426,062
    U.S. Office Products Co.
      9.75%, 06/15/08            475        325,375
                                        -----------
                                            751,437
                                        -----------
  CABLE TELEVISION -- 10.1%
    CSC Holdings, Inc.
      9.25%, 11/01/05            500        537,500
      7.875%, 12/15/07            50         52,822
      9.875%, 02/15/13           300        338,250
    Diamond Holdings
      PLC Co.
      9.125%, 02/01/08           200        211,000
    Echostar DBS Corp. 144A
      9.375%, 02/01/09           925        971,250

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Lenfest Communications,
      Inc.
      8.375%, 11/01/05        $  150    $   160,875
      8.25%, 02/15/08            250        263,125
    NTL, Inc. 144A
      10.732%, 10/01/08
      [STEP]                   1,800      1,273,500
      11.50%, 10/01/08           650        736,125
    NTL, Inc. Cl-B [STEP]
      10.497%, 04/01/08        1,525      1,098,000
    Pegasus Communications
      Corp. Cl-B
      9.625%, 10/15/05         1,000      1,042,500
    Pegasus Communications
      Corp. 144A
      9.75%, 12/01/06            125        130,625
    Rogers Cablesystems of
      America, Inc. Cl-B
      10.00%, 03/15/05           650        737,750
    Rogers Communications,
      Inc.
      8.875%, 07/15/07           500        522,500
    Telewest Communications
      PLC [STEP]
      10.802%, 10/01/07          800        718,000
    Telewest Communications
      PLC 144A
      11.25%, 11/01/08           200        235,000
      9.25%, 04/15/09
      [STEP]                     600        415,500
    United International
      Holdings, Inc. Cl-B
      [STEP]
      10.639%, 02/15/08          625        434,375
                                        -----------
                                          9,878,697
                                        -----------
  CAPITAL GOODS -- 0.1%
    Buckeye Cellulos Corp.
      9.25%, 09/15/08            100        105,622
                                        -----------
  CHEMICALS -- 2.8%
    Huntsman Corp. 144A
      9.50%, 07/01/07            625        615,625
    ISP Holdings, Inc. Cl-B
      9.00%, 10/15/03            400        414,000
    Polymer Group, Inc. Cl-B
      9.00%, 07/01/07            300        309,750
      8.75%, 03/01/08            750        766,875
    Sterling Chemicals, Inc.
      11.75%, 08/15/06           375        354,375
    Texas Petrochemical
      Corp.
      11.125%, 07/01/06          300        262,500
                                        -----------
                                          2,723,125
                                        -----------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  CLOTHING & APPAREL -- 1.1%
    Boyds Collection Ltd.
      144A
      9.00%, 05/15/08         $   90    $    95,850
    GFSI, Inc. Cl-B
      9.625%, 03/01/07           250        231,250
    Pillowtex Corp.
      10.00%, 11/15/06           150        157,500
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07            575        583,625
                                        -----------
                                          1,068,225
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 0.4%
    Alvey Systems, Inc.
      11.375%, 01/31/03           35         36,137
    DIVA Systems Corp.
      Cl-B [STEP]
      11.851%, 03/01/08          100         37,000
    Verio, Inc. 144A
      11.25%, 12/01/08           250        281,875
                                        -----------
                                            355,012
                                        -----------
  CONGLOMERATES -- 0.4%
    Eagle-Picher
      Industries, Inc.
      9.375%, 03/01/08           400        396,000
                                        -----------
  CONSTRUCTION -- 0.9%
    Building Materials Corp.
      Cl-B
      8.00%, 10/15/07            100         99,500
    Formica Corp. 144A
      10.875%, 03/01/09          325        329,875
    MMI Products, Inc. 144A
      11.25%, 04/15/07           100        108,250
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07           300        324,750
                                        -----------
                                            862,375
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 4.9%
    Albecca, Inc.
      10.75%, 08/15/08           350        306,250
    Amscan Holdings, Inc.
      9.875%, 12/15/07           425        369,750
    Chattem, Inc. Cl-B
      8.875%, 04/01/08           550        559,625
    Collins & Aikman Floor
      Coverings Corp.
      10.00%, 01/15/07           150        156,750
    Collins & Aikman
      Products Corp.
      11.50%, 04/15/06           700        736,750
    Diamond Brands
      Operating, Inc.
      10.125%, 04/15/08           50         42,250
      12.83%, 04/15/09
      [STEP]                      50         11,750
    Glenoit Corp.
      11.00%, 04/15/07           175        158,375
    NBTY, Inc. Cl-B
      8.625%, 09/15/07           400        366,000

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Playtex Family
      Products Corp.
      9.00%, 12/15/03         $  450    $   468,000
    Playtex Products, Inc.
      Cl-B
      8.875%, 07/15/04            50         52,000
    Revlon Consumer
      Products Corp.
      8.625%, 02/01/08         1,325      1,285,250
    Volume Services
      America 144A
      11.25%, 03/01/09           250        266,250
                                        -----------
                                          4,779,000
                                        -----------
  CONTAINERS & PACKAGING -- 1.7%
    Ball Corp.
      8.25%, 08/01/08            300        312,000
    Consumers Packaging,
      Inc. 144A
      9.75%, 02/01/07            100        103,000
    Owens-Illinois, Inc.
      8.10%, 05/15/07            250        258,095
    Packaging Corp. of
      America, Inc. 144A
      9.625%, 04/01/09           150        156,750
    Russell Stanley
      Holdings, Inc. 144A
      10.875%, 02/15/09          300        300,000
    Stone Container Corp.
      12.75%, 04/01/02           400        404,000
    Tekni-Plex, Inc. Cl-B
      9.25%, 03/01/08            150        154,500
                                        -----------
                                          1,688,345
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.6%
    Amphenol Corp.
      9.875%, 05/15/07           450        471,375
    Cherokee International
      Corp. 144A
      10.50%, 05/01/09           100        102,500
    Viasystems, Inc. Cl-B
      9.75%, 06/01/07            100         93,500
    WESCO Distribution,
      Inc. Cl-B
      9.125%, 06/01/08           650        679,250
    WESCO International,
      Inc. Cl-B [STEP]
      11.131%, 06/01/08          250        173,750
                                        -----------
                                          1,520,375
                                        -----------
  ENTERTAINMENT & LEISURE -- 3.1%
    AMF Group, Inc. [STEP]
      16.056%, 03/15/06          512        296,960
    Loews Cineplex
      Entertainment Corp.
      8.875%, 08/01/08           475        478,562
    Premier Parks, Inc. Cl-A
      12.00%, 08/15/03            50         53,875

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Premier Parks, Inc.
      9.25%, 04/01/06         $   75    $    78,562
      9.865%, 04/01/08
      [STEP]                   1,550      1,108,250
    Regal Cinemas, Inc.
      9.50%, 06/01/08            750        750,000
    Six Flags Theme Parks
      Corp. Cl-A
      12.25%, 06/15/05            50         55,375
    True Temper Sports,
      Inc. 144A
      10.875%, 12/01/08          225        208,125
                                        -----------
                                          3,029,709
                                        -----------
  ENVIRONMENTAL SERVICES -- 1.6%
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06         1,100      1,089,000
      7.875%, 01/01/09           525        521,062
                                        -----------
                                          1,610,062
                                        -----------
  EQUIPMENT SERVICES -- 0.0%
    Coinmach Corp. Cl-D
      11.75%, 11/15/05            50         55,500
                                        -----------
  FARMING & AGRICULTURE -- 0.2%
    Dimon, Inc.
      8.875%, 06/01/06            50         44,500
    Royster-Clark, Inc. 144A
      10.25%, 04/01/09           125        127,500
                                        -----------
                                            172,000
                                        -----------
  FINANCIAL -- BANK & TRUST -- 1.4%
    GS Escrow Corp.
      7.125%, 08/01/05         1,300      1,300,234
    RBF Finance Co. 144A
      11.375%, 03/15/09          100        107,000
                                        -----------
                                          1,407,234
                                        -----------
  FOOD -- 3.5%
    Agrilink Foods, Inc.
      144A
      11.875%, 11/01/08          500        540,000
    Ameriserv Food
      Distributor, Inc.
      8.875%, 10/15/06           100         93,250
      10.125%, 07/15/07          650        529,750
    Aurora Foods, Inc. Cl-B
      8.75%, 07/01/08            125        131,250
    Aurora Foods, Inc. Cl-D
      9.875%, 02/15/07           250        272,187
    Domino's, Inc. 144A
      10.375%, 01/15/09          300        313,500
    Eagle Family
      Foods, Inc. Cl-B
      8.75%, 01/15/08            600        564,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    International Home
      Foods, Inc.
      10.375%, 11/01/06       $  725    $   792,062
    Jitney-Jungle Stores,
      Inc.
      10.375%, 09/15/07          150        143,250
    Nebco Evans Holding Co.
      [STEP]
      10.875%, 07/15/07          125         53,125
                                        -----------
                                          3,432,374
                                        -----------
  FURNITURE -- 0.1%
    Sealy Mattress Co. Cl-B
      9.979%, 12/15/07
      [STEP]                     150         98,250
      9.875%, 12/15/07            50         50,500
                                        -----------
                                            148,750
                                        -----------
  HEALTHCARE SERVICES -- 2.8%
    Alliance Imaging, Inc.
      9.625%, 12/15/05           325        326,625
    Columbia/HCA Healthcare,
      Inc.
      6.91%, 06/15/05            300        279,906
    Everest Healthcare
      Services, Inc.
      9.75%, 05/01/08            225        228,375
    Genesis Health
      Ventures, Inc.
      9.25%, 10/01/06            200        178,500
      9.875%, 01/15/09 144A      150        138,000
    Hudson Respiratory
      Care, Inc.
      9.125%, 04/15/08           150        134,250
    Tenet Healthcare Corp.
      8.00%, 01/15/05            450        455,625
      8.625%, 01/15/07           400        406,000
      7.625%, 06/01/08 144A      100         97,750
      8.125%, 12/01/08 144A      500        497,500
                                        -----------
                                          2,742,531
                                        -----------
  HOTELS & MOTELS -- 0.5%
    Florida Panthers
      Holdings, Inc. 144A
      9.875%, 04/15/09           475        479,156
                                        -----------
  INDUSTRIAL PRODUCTS -- 1.2%
    Comstock Resources,
      Inc. 144A
      11.25%, 05/01/07           200        206,000
    Continental Global
      Group, Inc. Cl-B
      11.00%, 04/01/07           100         92,500
    Hexcel Corp. 144A
      9.75%, 01/15/09            325        329,875

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    ISG Resources, Inc.
      10.00%, 04/15/08        $  300    $   308,250
    Simmons Co. 144A
      10.25%, 03/15/09           150        157,500
    United Industries
      Corp. 144A
      9.875%, 04/01/09           100        105,000
                                        -----------
                                          1,199,125
                                        -----------
  MACHINERY & EQUIPMENT -- 2.4%
    Clark Materials Handling
      Corp. Cl-D
      10.75%, 11/15/06           150        140,250
    Columbus McKinnon Corp.
      8.50%, 04/01/08            150        149,250
    Fairchild Corp. 144A
      10.75%, 04/15/09           250        251,250
    National Equipment
      Services, Inc. Cl-B
      10.00%, 11/30/04            50         52,250
    National Equipment
      Services, Inc. Cl-D
      10.00%, 11/30/04           475        496,375
    Nationsrent, Inc.
      10.375%, 12/15/08          300        314,250
    United Rentals, Inc.
      144A
      9.25%, 01/15/09            950        961,875
                                        -----------
                                          2,365,500
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    CONMED Corp.
      9.00%, 03/15/08            325        329,875
    Dade International,
      Inc. Cl-B
      11.125%, 05/01/06          325        360,750
    Fisher Scientific
      International, Inc.
      9.00%, 02/01/08            350        351,750
      9.00%, 02/01/08            475        477,375
    Kinetic Concepts, Inc.
      Cl-B
      9.625%, 11/01/07           250        246,250
                                        -----------
                                          1,766,000
                                        -----------
  METALS & MINING -- 3.1%
    AEI Resources, Inc. 144A
      10.50%, 12/15/05           450        459,000
      11.50%, 12/15/06           300        302,250
    California Steel
      Industries 144A
      8.50%, 04/01/09            300        307,500
    Euramax International
      PLC
      11.25%, 10/01/06           350        372,750
    Metals USA, Inc.
      8.625%, 02/15/08           425        429,250
    Murrin Murrin
      Holdings PTY
      9.375%, 08/31/07           300        262,500
    National Steel Corp.
      144A
      9.875%, 03/01/09           300        317,250

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Neenah Corp. 144A
      11.125%, 05/01/07       $  250    $   253,750
    Neenah Corp. Cl-B
      11.125%, 05/01/07          225        228,375
    Ryerson Tull, Inc.
      8.50%, 07/15/01             50         51,874
                                        -----------
                                          2,984,499
                                        -----------
  OFFICE EQUIPMENT -- 0.2%
    United Stationers
      Supply Co.
      8.375%, 04/15/08           175        175,438
                                        -----------
  OIL & GAS -- 2.6%
    Chiles Offshore LLC
      Corp.
      10.00%, 05/01/08           175        132,125
    Continental Resources,
      Inc.
      10.25%, 08/01/08           375        285,938
    Dailey International,
      Inc. Cl-B
      9.50%, 02/15/08            300         91,500
    Forcenergy, Inc.+
      8.50%, 02/15/07            300        163,500
    Forest Oil Corp.
      10.50%, 01/15/06           300        312,750
    Houston Exploration
      Co. Cl-B
      8.625%, 01/01/08           200        199,000
    KCS Energy, Inc.
      8.875%, 01/15/08           150         42,000
    Nuevo Energy Co. Cl-B
      8.875%, 06/01/08           200        199,000
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09          250        260,625
    Pride Petroleum
      Services, Inc.
      9.375%, 05/01/07           350        350,000
    R&B Falcon Corp. 144A
      12.25%, 03/15/06           200        211,000
    Universal Compression
      Holdings [STEP]
      9.665%, 02/15/08           325        203,125
      12.454%, 02/15/09          100         59,500
                                        -----------
                                          2,510,063
                                        -----------
  PRINTING & PUBLISHING -- 1.1%
    Garden State Newspapers,
      Inc. Cl-B
      8.75%, 10/01/09            475        483,313
    Hollinger International
      Publishing Co.
      9.25%, 02/01/06            125        131,250
      9.25%, 03/15/07            300        313,500
    Ziff-Davis, Inc.
      8.50%, 05/01/08            150        149,250
                                        -----------
                                          1,077,313
                                        -----------
  RAILROADS -- 0.3%
    Railworks Corp. 144A
      11.50%, 04/15/09           250        257,500
                                        -----------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  REAL ESTATE -- 1.3%
    HMH Properties, Inc.
      Cl-B
      7.875%, 08/01/08        $  825    $   804,375
    HMH Properties, Inc.
      Cl-C
      8.45%, 12/01/08            450        453,375
                                        -----------
                                          1,257,750
                                        -----------
  RESTAURANTS -- 0.6%
    Advantica Restaurant
      Group, Inc.
      11.25%, 01/15/08           250        258,125
    Carrols Corp. 144A
      9.50%, 12/01/08            275        281,875
                                        -----------
                                            540,000
                                        -----------
  RETAIL & MERCHANDISING -- 0.4%
    Community Distributors,
      Inc. Cl-B
      10.25%, 10/15/04           200        183,000
    Just For Feet, Inc. 144A
      11.00%, 05/01/09           250        243,750
                                        -----------
                                            426,750
                                        -----------
  SEMICONDUCTORS -- 0.2%
    Fairchild Semiconductor
      Corp. 144A
      10.375%, 10/01/07          150        154,125
                                        -----------
  TELECOMMUNICATIONS -- 22.6%
    American Cellular Corp.
      10.50%, 05/15/08           500        537,500
    Arch Communications,
      Inc.
      12.75%, 07/01/07           150        135,750
    Benedek Communications
      Corp. [STEP]
      13.997%, 05/15/06          125        103,125
    Call-Net Enterprises,
      Inc. [STEP]
      8.949%, 08/15/07           425        316,625
      9.441%, 08/15/08           425        285,813
    Centennial Cellular
      Corp. 144A
      10.75%, 12/15/08           350        381,500
    Charter Communications
      Holdings LLC
      [STEP] 144A
      9.92%, 04/01/11            975        649,594
    e.spire Communications,
      Inc. [STEP]
      13.324%, 11/01/05          275        210,375
    Hermes Europe
      Railtel BV, Inc.
      11.50%, 08/15/07           650        718,250
      10.375%, 01/15/09          250        268,750
    ICG Holdings,
      Inc. [STEP]
      11.727%, 05/01/06          500        419,615
      9.644%, 03/15/07           200        150,960

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Intermedia
      Communications,
      Inc. [STEP]
      9.733%, 05/15/06        $  100    $    86,750
      12.25%, 03/01/09         1,300        825,500
    Intermedia
      Communications,
      Inc. Cl-B
      10.56%, 07/15/07
      [STEP]                     850        656,625
      8.875%, 11/01/07            50         50,750
      8.60%, 06/01/08            275        276,375
    International CableTel,
      Inc. Cl-B [STEP]
      9.743%, 02/01/06           125        110,000
    IXC Communications, Inc.
      9.00%, 04/15/08            500        503,750
    Level 3 Communications,
      Inc.
      9.13%, 05/01/08          1,000      1,025,000
    Level 3 Communications,
      Inc. [STEP] 144A
      10.79%, 12/01/08         2,350      1,527,500
    McLeodUSA, Inc.
      9.918%, 03/01/07
      [STEP]                     875        709,844
      8.375%, 03/15/08           150        151,125
      8.125%, 02/15/09 144A      500        498,750
    Metromedia Fiber
      Network, Inc. 144A
      10.00%, 11/15/08           325        352,625
    MetroNet Communications
      Corp.
      11.588%, 11/01/07
      [STEP]                     150        123,375
      10.282%, 06/15/08
      [STEP]                   1,000        782,500
      10.625%, 11/01/08 144A     275        323,813
    Millicom International
      Cellular, Inc. [STEP]
      13.109%, 06/01/06          650        507,000
    Nextel Communications,
      Inc. [STEP]
      10.845%, 09/15/07          700        553,000
      10.552%, 02/15/08        1,500      1,151,250
    Nextel International,
      Inc. [STEP]
      12.125%, 04/15/08           50         27,629
    Nextel Partners, Inc.
      [STEP] 144A
      13.273%, 02/01/09          400        254,000
    NEXTLINK Communications,
      Inc.
      9.625%, 10/01/07           125        126,563
      9.00%, 03/15/08            150        149,250
      10.837%, 04/15/08
      [STEP]                     750        483,750
    Orange PLC
      8.00%, 08/01/08            550        566,500

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Paging Network, Inc.
      10.125%, 08/01/07       $   50    $    40,750
      10.00%, 10/15/08           325        261,625
    Pathnet, Inc.
      12.25%, 04/15/08           100         53,000
    PSINet, Inc.
      11.50%, 11/01/08           325        364,000
    PSINet, Inc. Cl-B
      10.00%, 02/15/05           325        344,500
    Qwest Communications
      International, Inc.
      8.24%, 10/15/07 [STEP]     700        565,250
      7.50%, 11/01/08 144A       400        422,000
    Qwest Communications
      International, Inc.
      Cl-B
      10.875%, 04/01/07           35         40,775
    RCN Corp. [STEP]
      12.717%, 10/15/07          325        228,313
    Rogers Cantel, Inc.
      8.80%, 10/01/07            225        238,500
    Sitel Corp.
      9.25%, 03/15/06            225        216,000
    Telecommunications
      Techniques Co.
      9.75%, 05/15/08            500        512,500
    Telesystem International
      Wireless, Inc.
      Cl-B [STEP]
      14.691%, 06/30/07          800        500,000
    Telesystem International
      Wireless, Inc.
      Cl-C [STEP]
      10.352%, 11/01/07           75         41,250
    Teligent, Inc.
      11.50%, 12/01/07           500        497,500
    Teligent,
      Inc. Cl-B [STEP]
      14.981%, 03/01/08          400        230,000
    Triton PCS, Inc. [STEP]
      13.458%, 05/01/08          725        460,375
    US Xchange LLC
      15.00%, 07/01/08           200        218,500
    Viatel, Inc.
      12.852%, 04/15/08
      [STEP]                   1,050        687,750
      11.25%, 04/15/08            75         78,563
                                        -----------
                                         22,002,232
                                        -----------
  TRANSPORTATION -- 2.5%
    Allied Holdings, Inc.
      Cl-B
      8.625%, 10/01/07           400        390,000
    Ameritruck Distribution
      Corp. Cl-B+
      12.25%, 11/15/05            50          3,250
    Gearbulk Holding Ltd.
      11.25%, 12/01/04           400        412,000
    Holt Group 144A
      9.75%, 01/15/06            100         66,500

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Statia Terminals, Inc.
      Cl-B
      11.75%, 11/15/03        $  250    $   268,750
    Stena AB
      10.50%, 12/15/05           350        357,875
      8.75%, 06/15/07            900        848,250
    Stena Line AB
      10.625%, 06/01/08          100         78,500
                                        -----------
                                          2,425,125
                                        -----------
  UTILITIES -- 1.5%
    CMS Energy Corp.
      7.50%, 01/15/09            525        527,000
    El Paso Electric Co.
      Cl-E
      9.40%, 05/01/11            300        335,532
    International Utility
      Structures, Inc.
      10.75%, 02/01/08           125        128,125
    Niagara Mohawk Power
      Corp. Cl-H [STEP]
      7.788%, 07/01/10           650        501,859
                                        -----------
                                          1,492,516
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $87,449,044)                     88,501,649
                                        -----------
                              SHARES
                              ------
COMMON STOCK -- 0.0%
  BROADCASTING -- 0.0%
    Diva Systems Corp.
      Warrants*                  300          3,900
                                        -----------
  TELECOMMUNICATIONS -- 0.0%
    Pathnet, Inc. Warrants*      100          1,013
                                        -----------
TOTAL COMMON STOCK
  (Cost $0)                                   4,913
                                        -----------
PREFERRED STOCK -- 2.6%
  BROADCASTING -- 1.0%
    Benedek Communications
      Corp. 11.50% [PIK]         100         75,500
    Capstar Communications,
      Inc. Cl-E 12.625%
      [PIK]                      531         63,986
    Cumulus Media,
      Inc. Cl-A 13.75%           368        419,791
    Sinclair Capital
      Cl-A $11.625             3,100        348,750
                                        -----------
                                            908,027
                                        -----------
  CONTAINERS & PACKAGING -- 0.1%
    Packaging Corp. of
      America, Inc.
      12.375% [PIK] 144A         750         79,688
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  FOOD -- 0.0%
    Nebco Evans Holding Co.
      11.25% [PIK]               611    $    22,302
                                        -----------
  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp. Cl-B
      11.50% [PIK]               560         41,930
                                        -----------
  OIL & GAS -- 0.3%
    R&B Falcon Corp.
      13.875% [PIK] 144A         275        292,875
                                        -----------
  PRINTING & PUBLISHING -- 1.2%
    Primedia, Inc.
      Cl-D 10.00%              3,000        316,500
    Primedia, Inc.
      Cl-F 9.20%               2,950        299,425
    Primedia, Inc.
      Cl-H 8.625%              5,250        504,000
                                        -----------
                                          1,119,925
                                        -----------
  TELECOMMUNICATIONS -- 0.0%
    Nextel Communications,
      Inc. Cl-E
      11.125% [PIK]               25         27,625
    Viatel, Inc. Cl-A
      10.00% [PIK]                66         14,883
                                        -----------
                                             42,508
                                        -----------
TOTAL PREFERRED STOCK
  (Cost $2,477,440)                       2,507,255
                                        -----------
                               PAR
                              (000)
                              ------
REPURCHASE AGREEMENTS -- 0.8%
  Greenwich Capital Markets,
    Inc., 4.80%, dated
    04/30/99, maturing
    05/03/99, repurchase
    price $766,306,
    (Collateralized by U.S.
    Treasury Notes, par
    value $766,000, market
    value $791,557, due
    02/15/06)
  (Cost $766,000)             $  766        766,000
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.1%
    Temporary Investment
      Cash Fund             2,000,318    $ 2,000,318
    Temporary Investment
      Fund                  2,000,318      2,000,318
                                         -----------
  (Cost $4,000,636)                        4,000,636
                                         -----------
TOTAL INVESTMENTS -- 98.3%
  (Cost $94,693,120)                      95,780,453
OTHER ASSETS LESS LIABILITIES -- 1.7%      1,684,993
                                         -----------
NET ASSETS -- 100.0%                     $97,465,446
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid security. At the end of the period these securities amounted to less than 0.2% of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 20.3% of net assets.

See Notes to Financial Statements.

ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 96.9%
  AEROSPACE -- 1.3%
    Goodrich, (B.F.) Co.       3,800    $   151,050
    Gulfstream Aerospace
      Corp.*                   7,300        355,875
                                        -----------
                                            506,925
                                        -----------
  AUTOMOTIVE PARTS -- 1.0%
    Lear Corp.*                8,300        380,762
                                        -----------
  BEVERAGES -- 0.5%
    Coca-Cola Co.              2,600        176,800
                                        -----------
  BUILDING MATERIALS -- 3.8%
    American Standard
      Companies, Inc.*         8,800        402,600
    Carlisle Companies,
      Inc.                     6,400        313,600
    Lowe's Companies, Inc.     6,800        358,700
    USG Corp.                  6,200        361,925
                                        -----------
                                          1,436,825
                                        -----------
  BUSINESS SERVICES -- 1.7%
    Quintiles Transnational
      Corp.*                   6,400        259,600
    Waters Corp.*              3,700        388,962
                                        -----------
                                            648,562
                                        -----------
  CLOTHING & APPAREL -- 4.7%
    Gap, Inc.                  6,200        412,687
    Intimate Brands, Inc.      7,900        395,000
    Jones Apparel Group,
      Inc.*                   12,600        415,800
    Payless ShoeSource,
      Inc.*                    3,500        169,531
    Ross Stores, Inc.          8,400        385,875
                                        -----------
                                          1,778,893
                                        -----------
  COMPUTER HARDWARE -- 6.2%
    Adaptec, Inc.*             9,900        238,219
    EMC Corp.*                 5,000        544,687
    Gateway 2000, Inc.*        5,500        364,031
    International Business
      Machines Corp.           2,600        543,887
    Quantum Corp.*            21,300        380,737
    Seagate Technology,
      Inc.*                   11,300        314,987
                                        -----------
                                          2,386,548
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 21.3%
    Adobe Systems, Inc.        6,200        392,925
    America Online, Inc.*      9,200      1,313,300
    BMC Software, Inc.*       11,700        503,831
    Cisco Systems, Inc.*       3,300        376,406
    Computer Associates
      International, Inc.     12,100        516,519
    Compuware Corp.*          16,700        407,062
    DST Systems, Inc.*         6,100        355,325
    Gartner Group, Inc.
      Cl-A*                    9,900        188,719
    Intuit, Inc.*              3,900        335,887

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
    Microsoft Corp.*          25,300    $ 2,057,206
    Reynolds & Reynolds Co.
      Cl-A                    12,200        278,312
    Sterling Software,
      Inc.*                   12,800        264,800
    Sun Microsystems, Inc.*   10,700        639,994
    Yahoo!, Inc.*              2,900        506,594
                                        -----------
                                          8,136,880
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 5.1%
    Bausch & Lomb, Inc.        5,200        390,000
    Maytag Corp.               5,800        396,575
    Mohawk Industries,
      Inc.*                   12,200        393,450
    Shaw Industries, Inc.*    20,300        367,938
    Tupperware Corp.          17,600        416,900
                                        -----------
                                          1,964,863
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.5%
    General Electric Co.      13,200      1,392,600
    Sanmina Corp.*             6,100        404,888
    Solectron Corp.*           8,400        407,400
    Symbol Technologies,
      Inc.                     5,600        267,400
                                        -----------
                                          2,472,288
                                        -----------
  ENTERTAINMENT & LEISURE -- 1.1%
    Circus Circus
      Enterprises, Inc.*      19,100        402,294
                                        -----------
  FINANCIAL -- BANK & TRUST -- 1.0%
    Countrywide Credit
      Industries, Inc.         8,200        371,563
                                        -----------
  FINANCIAL SERVICES -- 1.4%
    FINOVA Group, Inc.         1,600         77,300
    Freddie Mac                7,500        470,625
                                        -----------
                                            547,925
                                        -----------
  FOOD -- 2.5%
    Flowers Industries,
      Inc.                    14,200        301,750
    Suiza Foods Corp.*        11,300        424,456
    U.S. Foodservice, Inc.*    5,900        248,169
                                        -----------
                                            974,375
                                        -----------
  FURNITURE -- 2.0%
    Ethan Allen Interiors,
      Inc.*                    7,900        400,431
    Furniture Brands
      International, Inc.*    15,200        380,950
                                        -----------
                                            781,381
                                        -----------
  HEALTHCARE SERVICES -- 4.4%
    Amgen, Inc.*               9,000        552,938
    Shared Medical Systems
      Corp.                    6,100        331,306
    United HealthCare Corp.    7,500        420,938
    Wellpoint Health
      Networks, Inc.*          5,300        372,325
                                        -----------
                                          1,677,507
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 4.5%
    Bergen Brunswig Corp.
      Cl-A                    18,600    $   353,400
    Genzyme Corp.*             6,800        256,700
    Hillenbrand Industries,
      Inc.                     8,000        375,500
    Johnson & Johnson Co.        700         68,250
    STERIS Corp.*             15,200        269,800
    Sybron International
      Corp.*                  14,800        409,775
                                        -----------
                                          1,733,425
                                        -----------
  PERSONAL SERVICES -- 1.1%
    Cendant Corp.*            24,300        437,400
                                        -----------
  PHARMACEUTICALS -- 3.6%
    Biogen, Inc.*              4,000        380,250
    Bristol-Meyers Squibb
      Co.                        800         50,850
    Merck & Co., Inc.          5,400        379,350
    Mylan Laboratories,
      Inc.                    15,000        340,313
    Pfizer, Inc.               2,000        230,125
                                        -----------
                                          1,380,888
                                        -----------
  PRINTING & PUBLISHING -- 2.4%
    Central Newspapers,
      Inc. Cl-A                1,800         61,088
    Lexmark International
      Group, Inc. Cl-A*        4,100        506,350
    Times Mirror Co. Cl-A      5,700        333,450
                                        -----------
                                            900,888
                                        -----------
  RESTAURANTS -- 2.0%
    Brinker International,
      Inc.*                   14,200        392,275
    Outback Steakhouse,
      Inc.*                   10,400        372,450
                                        -----------
                                            764,725
                                        -----------

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
  RETAIL & MERCHANDISING -- 6.9%
    Bed, Bath & Beyond,
      Inc.*                    5,700    $   203,419
    Best Buy Co., Inc.*        8,100        386,775
    Dayton-Hudson Corp.        8,000        538,500
    Saks, Inc.*               10,600        300,113
    Tiffany & Co.              5,000        420,000
    TJX Companies, Inc.       13,200        439,725
    Wal-Mart Stores, Inc.      7,600        349,600
                                        -----------
                                          2,638,132
                                        -----------
  SEMICONDUCTORS -- 6.0%
    Intel Corp.               25,000      1,529,688
    Micron Technology,
      Inc.*                   10,300        382,388
    Vitesse Semiconductor
      Corp.*                   8,300        384,394
                                        -----------
                                          2,296,470
                                        -----------
  TELECOMMUNICATIONS -- 4.8%
    Lucent Technologies,
      Inc.                    22,100      1,328,763
    Tellabs, Inc.*             4,500        493,031
                                        -----------
                                          1,821,794
                                        -----------
  TRANSPORTATION -- 1.1%
    CNF Transportation,
      Inc.                     9,200        401,925
                                        -----------
TOTAL COMMON STOCK
  (Cost $35,162,147)                     37,020,038
                                        -----------
SHORT-TERM INVESTMENTS -- 2.1%
    Temporary Investment
      Cash Fund              397,078        397,078
    Temporary Investment
      Fund                   397,078        397,078
                                        -----------
  (Cost $794,156)                           794,156
                                        -----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $35,956,303)                     37,814,194
OTHER ASSETS LESS
  LIABILITIES -- 1.0%                       399,206
                                        -----------
NET ASSETS -- 100.0%                    $38,213,400
                                        ===========

-------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

ASAF LORD ABBETT
GROWTH AND INCOME FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 90.7%
  AEROSPACE -- 1.5%
    AlliedSignal, Inc.         10,000    $   587,500
    United Technologies
      Corp.                     4,000        579,500
                                         -----------
                                           1,167,000
                                         -----------
  AUTOMOBILE MANUFACTURERS -- 2.1%
    Ford Motor Co.             12,000        767,250
    General Motors Corp.       10,000        889,375
                                         -----------
                                           1,656,625
                                         -----------
  BROADCASTING -- 1.5%
    CBS Corp.                  25,000      1,139,062
                                         -----------
  CHEMICALS -- 1.2%
    Rohm & Haas Co.            20,000        896,250
                                         -----------
  CLOTHING & APPAREL -- 0.9%
    VF Corp.                   13,000        669,500
                                         -----------
  COMPUTER HARDWARE -- 2.9%
    EMC Corp.*                  3,000        326,812
    International Business
      Machines Corp.            9,000      1,882,687
                                         -----------
                                           2,209,499
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 3.6%
    First Data Corp.           30,000      1,273,125
    Sun Microsystems,
      Inc.*                    25,000      1,495,312
                                         -----------
                                           2,768,437
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 1.0%
    Eastman Kodak Co.          10,000        746,250
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.8%
    Emerson Electric Co.       18,000      1,161,000
    Rockwell International
      Corp.                    20,000      1,032,500
    Texas Instruments,
      Inc.                     15,000      1,531,875
                                         -----------
                                           3,725,375
                                         -----------
  ENTERTAINMENT & LEISURE -- 0.6%
    Time Warner, Inc.           7,000        490,000
                                         -----------
  ENVIRONMENTAL SERVICES -- 2.3%
    Waste Management, Inc.     32,000      1,808,000
                                         -----------
  FINANCIAL -- BANK & TRUST -- 8.5%
    BankAmerica Corp.           9,000        648,000
    Bank One Corp.             25,000      1,475,000
    Chase Manhattan Corp.      17,000      1,406,750
    First Union Corp.          26,000      1,439,750
    Fleet Financial Group,
      Inc.                     18,000        775,125
    Wells Fargo & Co.          20,000        863,750
                                         -----------
                                           6,608,375
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
  FINANCIAL SERVICES -- 1.2%
    Morgan Stanley, Dean
      Witter & Co.              9,000    $   892,687
                                         -----------
  FOOD -- 3.3%
    Heinz, (H.J.) Co.          30,000      1,400,625
    Ralston Purina Group       37,000      1,128,500
                                         -----------
                                           2,529,125
                                         -----------
  HEALTHCARE SERVICES -- 1.0%
    Columbia HCA
      Healthcare Corp.         32,000        790,000
                                         -----------
  INSURANCE -- 8.3%
    Aetna, Inc.                12,000      1,052,250
    American General Corp.     23,000      1,702,000
    AON Corp.                   1,400         95,900
    Chubb Corp.                16,000        948,000
    CIGNA Corp.                12,000      1,046,250
    Jefferson-Pilot Corp.      10,000        673,750
    St. Paul Companies,
      Inc.                     30,000        860,625
                                         -----------
                                           6,378,775
                                         -----------
  MACHINERY & EQUIPMENT -- 1.7%
    Deere & Co.                30,000      1,290,000
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
    Baxter International,
      Inc.                     19,000      1,197,000
                                         -----------
  METALS & MINING -- 1.6%
    Alcoa, Inc.                20,000      1,245,000
                                         -----------
  OFFICE EQUIPMENT -- 1.3%
    Xerox Corp.                17,000        998,750
                                         -----------
  OIL & GAS -- 11.2%
    BP Amoco PLC [ADR]         15,000      1,697,813
    Coastal Corp.              34,000      1,300,501
    Mobil Corp.                22,000      2,304,500
    Schlumberger Ltd.          10,000        638,750
    Texaco, Inc.               13,000        815,750
    Total SA [ADR]             28,000      1,904,000
                                         -----------
                                           8,661,314
                                         -----------
  PAPER & FOREST PRODUCTS -- 2.1%
    International Paper
      Co.                      30,000      1,599,375
                                         -----------
  PHARMACEUTICALS -- 3.8%
    American Home Products
      Corp.                    25,000      1,525,000
    Pharmacia & Upjohn,
      Inc.                     25,000      1,400,000
                                         -----------
                                           2,925,000
                                         -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF LORD ABBETT
GROWTH AND INCOME FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
PRINTING & PUBLISHING -- 2.9%
    Dow Jones & Co., Inc.      20,000    $ 1,090,000
    Gannett Co., Inc.          10,000        708,125
    Tribune Co.                 5,000        417,188
                                         -----------
                                           2,215,313
                                         -----------
  RETAIL & MERCHANDISING -- 2.5%
    Federated Department
      Stores, Inc.*            25,000      1,167,188
    Wal-Mart Stores, Inc.      16,000        736,000
                                         -----------
                                           1,903,188
                                         -----------
  TELECOMMUNICATIONS -- 12.4%
    Alltel Corp.               17,000      1,146,438
    AT&T Corp.                 47,000      2,373,500
    Bell Atlantic Corp.        27,000      1,555,875
    Comcast Corp.
      Special Cl-A              5,000        370,625
    MCI WorldCom, Inc.*        15,000      1,232,813
    QUALCOMM, Inc.*             7,000      1,400,000
    SBC Communications,
      Inc.                     27,000      1,512,000
                                         -----------
                                           9,591,251
                                         -----------
  UTILITIES -- 5.0%
    Carolina Power &
      Light Co.                30,000      1,209,375
    Duke Energy Corp.          28,000      1,568,000
    FirstEnergy Corp.          38,000      1,128,125
                                         -----------
                                           3,905,500
                                         -----------
TOTAL COMMON STOCK
  (Cost $59,776,434)                      70,006,651
                                         -----------
PREFERRED STOCK -- 3.7%
  COMPUTER SERVICES & SOFTWARE -- 1.1%
    Unisys Corp. $3.75
      Cl-A [CVT]               15,000        820,312
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
  CONTAINERS & PACKAGING -- 1.0%
    Owens-Illinois, Inc.
      4.75% [CVT]              20,000    $   810,000
                                         -----------
  INSURANCE -- 0.8%
    Aetna, Inc.
      Cl-C 6.25% [CVT]          8,000        618,500
                                         -----------
  UTILITIES -- 0.8%
    Houston Industries,
      Inc. 7.00% [CVT]          5,000        590,000
                                         -----------
TOTAL PREFERRED STOCK
  (Cost $2,580,570)                        2,838,812
                                         -----------
SHORT-TERM INVESTMENTS -- 6.2%
    Temporary Investment
      Cash Fund             2,410,360      2,410,360
    Temporary Investment
      Fund                  2,410,359      2,410,359
                                         -----------
  (Cost $4,820,719)                        4,820,719
                                         -----------
TOTAL INVESTMENTS -- 100.6%
  (Cost $67,177,723)                      77,666,182
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.6%)                    (432,225)
                                         -----------
NET ASSETS -- 100.0%                     $77,233,957
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF JANUS
OVERSEAS GROWTH FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
FOREIGN STOCK -- 78.5%
  ARGENTINA -- 0.8%
    Telecom Argentina Stet
      SA [ADR]                9,505    $    327,922
    Telefonica de
      Argentina SA Cl-B
      [ADR]                   9,085         339,552
    YPF SA [ADR]              8,790         369,180
                                       ------------
                                          1,036,654
                                       ------------
  AUSTRALIA -- 1.0%
    Cable & Wireless Optus
      Ltd.*                 373,028         840,571
    Publishing &
      Broadcasting Ltd.      51,869         349,162
                                       ------------
                                          1,189,733
                                       ------------
  BRAZIL -- 1.0%
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                  13,670       1,246,533
                                       ------------
  CANADA -- 4.4%
    BCE, Inc.                11,252         513,804
    JDS Fitel, Inc.*            981          59,279
    Le Groupe Videotron
      Ltee                   60,602       1,242,160
    Rogers Communications,
      Inc. Cl-B*            107,792       2,020,670
    Shaw Communications,
      Inc. Cl-B              33,570       1,354,270
    Toronto-Dominion Bank     4,616         246,758
                                       ------------
                                          5,436,941
                                       ------------
  DENMARK -- 0.1%
    Ratin AS Cl-B               396          68,270
                                       ------------
  FINLAND -- 4.2%
    Nokia AB Oyj             23,526       1,815,685
    Nokia Corp. Cl-A [ADR]   29,180       2,164,791
    Sonera Group Oyj          8,051         160,131
    Talentum Oy Cl-B         31,652         418,580
    Tieto Corp. Cl-B         16,811         670,505
                                       ------------
                                          5,229,692
                                       ------------
  FRANCE -- 8.1%
    Accor SA                    842         222,254
    Atos SA*                  6,564         562,498
    AXA SA                    9,009       1,164,702
    Cap Gemini SA             6,916       1,058,743
    Carrefour Supermarche
      SA                        765         607,002
    Equant NV*                2,054         186,664
    Rhone-Poulenc Cl-A        7,620         362,773
    Sanofi SA                 1,402         219,966
    Societe Nationale Elf
      Aquitaine SA            1,027         159,718
    Sodexho Alliance SA       1,760         289,169
    Suez Lyonnaise des
      Eaux                   14,484       2,467,070
    Synthelabo                  999         204,510

                            SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
    Valeo SA                    722    $     61,107
    Vivendi                  10,721       2,507,790
                                       ------------
                                         10,073,966
                                       ------------
  GERMANY -- 6.6%
    Adidas-Salomon AG         2,801         276,182
    DaimlerChrysler AG*       3,434         336,127
    DePfa Deutsche
      Pfandbriefbank AG      22,002       1,838,893
    Deutsche Telekom AG       6,288         250,464
    Hoechst AG                6,277         287,546
    Mannesmann AG            25,547       3,348,716
    Marschollek,
      Lautenschlaeger und
      Partner AG Non-
      Voting Pfd.               646         362,564
    MobilCom AG               1,200         293,900
    Porsche AG Pfd.             484       1,203,318
                                       ------------
                                          8,197,710
                                       ------------
  GREECE -- 0.1%
    STET Hellas
      Telecommunications
      SA [ADR]*               5,750         155,250
                                       ------------
  HONG KONG -- 1.1%
    China Telecom Ltd.*     617,000       1,409,112
                                       ------------
  IRELAND -- 0.7%
    Elan Corp. PLC [ADR]*    15,711         809,116
                                       ------------
  ISRAEL -- 0.4%
    Matav-Cable Systems
      Media Ltd. [ADR]       16,000         512,000
                                       ------------
  ITALY -- 3.6%
    Assicurazioni Generali   16,150         629,618
    Banca Commerciale
      Italia NA              10,072          83,008
    Banca di Roma           142,692         235,500
    Mediaset SPA              1,442          12,510
    Telecom Italia Mobile
      SPA                   104,485         623,448
    Telecom Italia SPA      182,281       1,941,950
    Unicredito Italiano
      SPA                   175,662         892,044
                                       ------------
                                          4,418,078
                                       ------------
  JAPAN -- 10.5%
    Fujitsu Ltd.             24,000         411,188
    Honda Motor Co. Ltd.     29,000       1,277,968
    Ito-Yokado Co. Ltd.      20,000       1,228,203
    Kao Corp.                60,000       1,523,106
    Kirin Brewery Co. Ltd.   90,000       1,017,918
    Nippon Telegraph &
      Telephone Corp.             5          54,456
    NTT Data Corp.            1,190         942,139
    NTT Mobile
      Communication
      Network, Inc.              62       3,636,018
    Softbank Corp.            3,900         519,188
    Sony Corp.               13,100       1,223,721
    Takeda Chemical
      Industries Ltd.        21,000         913,110

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
OVERSEAS GROWTH FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Tokyo Electron Ltd.       1,000    $     56,970
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                    6,000         190,011
                                       ------------
                                         12,993,996
                                       ------------
  KOREA -- 0.2%
    SK Telecom Co. Ltd.
      [ADR]                  22,114         306,833
                                       ------------
  MEXICO -- 1.2%
    Grupo Televisa SA
      [GDR]*                  2,940         120,540
    Telefonos de Mexico SA
      Cl-L [ADR]             17,520       1,327,140
                                       ------------
                                          1,447,680
                                       ------------
  NETHERLANDS -- 11.0%
    AEGON NV                  9,002         864,277
    ASM Lithography
      Holding NV*             6,599         278,560
    ASM Lithography
      Holding NV NY Reg.*     1,170          45,630
    Equant NV NY Reg.*        7,196         642,243
    Getronics NV             64,351       2,644,925
    Heineken NV              25,471       1,279,990
    ING Groep NV              9,612         592,856
    Koninklijke Ahold NV      2,773         103,120
    Koninklijke (Royal)
      Philips Electronics
      NV                     13,228       1,140,562
    Koninklijke (Royal)
      Philips Electronics
      NV NY Reg              16,062       1,371,293
    United Pan-Europe
      Communications NV*     23,881       1,236,723
    United Pan-Europe
      Communications NV
      [ADR]*                     30           1,528
    Wolters Kluwer NV        79,389       3,460,387
                                       ------------
                                         13,662,094
                                       ------------
  SPAIN -- 3.3%
    Argentaria Caja Postal
      Y Banco Hipotecario
      de Espana SA            8,577         201,989
    Banco Bilbao Vizcaya
      SA                     28,744         430,603
    Banco Santander
      Central Hispano SA     13,977         304,021
    Tele Pizza SA*            1,947          12,359
    Telefonica SA            59,015       2,769,001
    Telefonica SA [ADR]       2,060         287,168
    Telefonica SA Bonus
      Rights*                59,015          54,943
                                       ------------
                                          4,060,084
                                       ------------
  SWEDEN -- 5.7%
    Assa Abloy AB Cl-B       62,830       2,749,053
    Ericsson, (L.M.)
      Telephone Co. [ADR]    33,205         896,535
    Ericsson, (L.M.)
      Telephone Co. Cl-B     30,036         791,006

                            SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
    Modern Times Group AB
      Cl-B*                  25,007    $    514,365
    Pharmacia & Upjohn,
      Inc.                      594          33,052
    SAS Sverige AB              159           1,569
    Securitas AB Cl-B       130,808       1,944,053
    WM-Data AB Cl-B           2,310          85,141
                                       ------------
                                          7,014,774
                                       ------------
  SWITZERLAND -- 5.0%
    Adecco SA                   181          91,424
    Julius Baer Holdings
      AG Cl-B                   347       1,131,633
    Kuoni Reisen AG              58         205,721
    Roche Holding AG            140       1,649,709
    Swisscom AG*              3,880       1,427,173
    UBS AG                    3,570       1,214,661
    Zurich Allied AG            682         440,347
                                       ------------
                                          6,160,668
                                       ------------
  UNITED KINGDOM -- 9.5%
    Amvescap PLC             31,682         336,674
    British
      Telecommunications
      Co. PLC                48,453         814,467
    Capita Group PLC         52,223         552,853
    COLT Telecom Group
      PLC*                   75,972       1,420,163
    Compass Group PLC       131,500       1,348,707
    Energis PLC*             13,770         369,148
    Glaxo Wellcome PLC       13,243         391,908
    Hays PLC                 39,546         439,980
    Lloyds TSB Group PLC      2,869          46,217
    Logica PLC               54,494         522,935
    Orange PLC*              19,334         263,357
    Rentokil Initial PLC    121,367         714,722
    SEMA Group PLC           17,340         167,794
    SmithKline Beecham PLC  171,876       2,274,781
    SmithKline Beecham PLC
      [ADR]                   4,800         315,300
    TeleWest
      Communications PLC*   108,049         499,293
    Vodafone Group PLC       34,075         628,194
    WPP Group PLC            71,312         630,358
                                       ------------
                                         11,736,851
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $87,557,244)                     97,166,035
                                       ------------
U.S. STOCK -- 7.1%
  AUTOMOBILE MANUFACTURERS -- 0.1%
    DaimlerChrysler AG*       1,271         124,796
                                       ------------
  BROADCASTING -- 2.0%
    United International
      Holdings, Inc. Cl-A*   40,690       2,431,228
                                       ------------
  CONGLOMERATES -- 1.4%
    Tyco International
      Ltd.                   21,660       1,759,875
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Galileo Technology
      Ltd.*                  10,715    $    246,445
                                       ------------
  PHARMACEUTICALS -- 0.8%
    Pharmacia & Upjohn,
      Inc.                   18,500       1,036,000
                                       ------------
  TELECOMMUNICATIONS -- 2.6%
    AirTouch
      Communications,
      Inc.*                   5,975         557,916
    Global TeleSystems
      Group, Inc.*           16,665       1,101,973
    NTL, Inc.*               19,750       1,505,938
                                       ------------
                                          3,165,827
                                       ------------
TOTAL U.S. STOCK
  (Cost $7,481,551)                       8,764,171
                                       ------------
                              PAR
                             (000)
                            -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.1%
    Federal Home Loan
      Mortgage Corp.
      4.82%, 05/03/99
  (Cost $16,195,662)        $16,200      16,195,662
                                       ------------
TOTAL INVESTMENTS -- 98.7%
  (Cost $111,234,457)                   122,125,868
OTHER ASSETS LESS
  LIABILITIES -- 1.3%                     1,605,555
                                       ------------
NET ASSETS -- 100.0%                   $123,731,423
                                       ============

Foreign currency exchange contracts outstanding at April 30, 1999:

                                                                   UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS     APPRECIATION
MONTH        TYPE       RECEIVE           FOR        AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
05/99        Buy       AUD  258,674   $  169,085    $  171,422      $  2,337
05/99        Buy       CAD  204,184      138,995       140,207         1,212
05/99        Buy      EUR 1,782,008    1,894,118     1,887,529        (6,589)
05/99        Buy      GBP   333,582      538,210       537,112        (1,098)
10/99        Buy      GBP 1,000,000    1,610,940     1,610,306          (634)
05/99        Buy       HKD  888,011      114,582       114,578            (4)
10/99        Buy    JPY 212,000,000    1,840,560     1,815,816       (24,744)
                                      ----------    ----------      --------
                                      $6,306,490    $6,276,970      $(29,520)
                                      ==========    ==========      ========

                                                                    UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE    CONTRACTS     APPRECIATION
MONTH        TYPE       DELIVER           FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
05/99        Sell      CAD  155,723   $   105,921   $   106,931      $ (1,010)
05/99        Sell     CHF   630,440       415,057       414,261           796
10/99        Sell     CHF   630,000       431,655       421,098        10,557
11/99        Sell     CHF   135,000        94,274        90,652         3,622
05/99        Sell     EUR   821,520       873,141       869,216         3,925
07/99        Sell     EUR 2,200,000     2,473,910     2,340,425       133,485
08/99        Sell     EUR 2,350,000     2,758,385     2,505,611       252,774
05/99        Sell     GBP   365,564       599,599       588,613        10,986
09/99        Sell     GBP 1,376,000     2,220,864     2,215,781         5,083
10/99        Sell     GBP 2,800,000     4,513,880     4,508,857         5,023
05/99        Sell    JPY 74,970,490       631,862       629,561         2,301
09/99        Sell    JPY 85,000,000       734,659       725,866         8,793
10/99        Sell   JPY 879,000,000     7,658,812     7,531,818       126,994
                                      -----------   -----------      --------
                                      $23,512,019   $22,948,690      $563,329
                                      ===========   ===========      ========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 1999. Percentages are based on net assets.

INDUSTRY
-------
Advertising                                   0.5%
Automobile Manufacturers                      2.3%
Automotive Parts                              0.1%
Beverages                                     1.9%
Broadcasting                                  0.1%
Business Services                             0.9%
Cable Television                              0.4%
Chemicals                                     0.5%
Clothing & Apparel                            0.2%
Computer Services & Software                  7.5%
Consumer Products & Services                  4.8%
Electronic Components & Equipment             3.1%
Entertainment & Leisure                       3.6%
Environmental Services                        2.7%
Financial -- Bank & Trust                     5.8%
Financial Services                            0.6%
Food                                          2.9%
Hotels & Motels                               0.2%
Industrial Products                           2.7%
Insurance                                     2.4%
Medical Supplies & Equipment                  0.2%
Metals & Mining                               2.2%
Oil & Gas                                     0.4%
Pharmaceuticals                               5.5%
Printing & Publishing                         3.4%
Telecommunications                           23.6%
                                             -----
TOTAL                                        78.5%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MARSICO
CAPITAL GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 87.4%
  ADVERTISING -- 0.3%
    Young & Rubicam, Inc.*   24,089    $    959,043
                                       ------------
  AIRLINES -- 7.7%
    Delta Air Lines, Inc.    81,584       5,175,485
    Southwest Airlines Co.  241,722       7,871,073
    UAL Corp.*              118,462       9,565,806
                                       ------------
                                         22,612,364
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 5.7%
    DaimlerChrysler AG*      25,713       2,524,695
    Ford Motor Co.           91,118       5,825,857
    General Motors Corp.     93,765       8,339,225
                                       ------------
                                         16,689,777
                                       ------------
  AUTOMOTIVE PARTS -- 0.5%
    Delphi Automotive
      Systems Corp.*         68,376       1,329,058
                                       ------------
  BEVERAGES -- 4.3%
    Anheuser-Busch
      Companies, Inc.       138,208      10,106,460
    Coca-Cola Enterprises,
      Inc.                   79,101       2,728,984
                                       ------------
                                         12,835,444
                                       ------------
  BROADCASTING -- 0.3%
    Clear Channel
      Communications,
      Inc.*                  13,530         940,335
                                       ------------
  COMPUTER HARDWARE -- 5.1%
    EMC Corp.*              137,312      14,958,426
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 4.8%
    Cisco Systems, Inc.*     28,349       3,233,558
    Critical Path, Inc.*      4,000         398,000
    Inktomi Corp.*           42,929       5,140,748
    Rhythms
      Netconnections,
      Inc.*                  25,000       2,062,500
    Sun Microsystems,
      Inc.*                  46,930       2,807,001
    Ziff-Davis, Inc.*        15,000         528,750
                                       ------------
                                         14,170,557
                                       ------------
  CONSTRUCTION -- 0.1%
    M.D.C. Holdings, Inc.    20,000         392,500
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.5%
    General Electric Co.     68,959       7,275,174
                                       ------------
  ENTERTAINMENT & LEISURE -- 4.0%
    Time Warner, Inc.       170,418      11,929,260
                                       ------------
  EQUIPMENT
    SERVICES -- 2.4%
    Hertz Corp. Cl-A        119,172       7,113,079
                                       ------------

                             SHARES           VALUE
---------------------------------------------------
---------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 2.7%
    Chase Manhattan Corp.    79,997    $  6,619,752
    Northern Trust Corp.     13,571       1,263,799
                                       ------------
                                          7,883,551
                                       ------------
  FINANCIAL SERVICES -- 12.6%
    Associates First
      Capital Corp. Cl-A    142,435       6,311,651
    Citigroup, Inc.         192,756      14,504,889
    Fannie Mae              124,902       8,860,236
    Freddie Mac             107,041       6,716,823
    Providian Financial
      Corp.                   6,809         878,787
                                       ------------
                                         37,272,386
                                       ------------
  HEALTHCARE
    SERVICES -- 0.8%
    IMS Health, Inc.         80,368       2,411,040
                                       ------------
  HOTELS & MOTELS -- 1.5%
    Four Seasons Hotels,
      Inc.                  105,423       4,401,410
                                       ------------
  OFFICE EQUIPMENT -- 1.8%
    Xerox Corp.              90,844       5,337,085
                                       ------------
  OIL & GAS -- 1.6%
    Royal Dutch Petroleum
      Co.                    82,115       4,819,124
                                       ------------
  PHARMACEUTICALS -- 3.3%
    Monsanto Co.            124,417       5,629,869
    Pfizer, Inc.             17,618       2,027,171
    Schering-Plough Corp.    44,650       2,157,153
                                       ------------
                                          9,814,193
                                       ------------
  PRINTING & PUBLISHING -- 0.7%
    Houghton Mifflin Co.     44,564       1,988,668
                                       ------------
  RESTAURANTS -- 1.3%
    McDonald's Corp.         90,662       3,841,802
                                       ------------
  RETAIL & MERCHANDISING -- 5.0%
    CVS Corp.                21,973       1,046,464
    Dayton-Hudson Corp.      26,179       1,762,174
    Duane Reade, Inc.*       50,000       1,340,625
    Home Depot, Inc.        102,387       6,136,821
    Priceline.com, Inc.*      5,000         811,875
    Starbucks Corp.*         94,486       3,490,077
    Tiffany & Co.             2,825         237,300
                                       ------------
                                         14,825,336
                                       ------------
  SEMICONDUCTORS -- 0.7%
    Uniphase Corp.*          15,887       1,928,285
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
TELECOMMUNICATIONS -- 17.7%
    AT&T Corp.               55,557    $  2,805,629
    Comcast Corp. Cl-A       42,270       2,776,611
    Lucent Technologies,
      Inc.                   64,750       3,893,094
    MediaOne Group, Inc.*   163,942      13,371,519
    QUALCOMM, Inc.*          73,634      14,726,800
    Qwest Communications
      International, Inc.*   87,170       7,447,587
    Sprint Corp. (PCS
      Group)*               168,538       7,141,798
                                       ------------
                                         52,163,038
                                       ------------
TOTAL COMMON STOCK
  (Cost $224,033,157)                   257,890,935
                                       ------------
---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.6%
    Federal Home Loan Bank
      4.80%, 05/03/99
  (Cost $31,291,653)        $31,300    $ 31,291,653
                                       ------------
                             SHARES
                            -------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund              52,336          52,336
    Temporary Investment
      Fund                   52,336          52,336
                                       ------------
  (Cost $104,672)                           104,672
                                       ------------
TOTAL INVESTMENTS -- 98.0%
  (Cost $255,429,482)                   289,287,260
OTHER ASSETS LESS
  LIABILITIES -- 2.0%                     5,829,271
                                       ------------
NET ASSETS -- 100.0%                   $295,116,531
                                       ============

-------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 90.0%
  ADVERTISING -- 1.1%
    Outdoor Systems, Inc.*     11,000    $   277,062
                                         -----------
  BROADCASTING -- 4.4%
    Chancellor Media
      Corp.*                   13,800        757,275
    Jones Intercable, Inc.
      Cl-A*                     8,200        380,275
                                         -----------
                                           1,137,550
                                         -----------
  BUSINESS SERVICES -- 1.7%
    International Network
      Services*                 5,000        190,000
    Waters Corp.*               2,400        252,300
                                         -----------
                                             442,300
                                         -----------
  CLOTHING & APPAREL -- 1.6%
    Abercrombie & Fitch
      Co. Cl-A*                 4,200        399,525
                                         -----------
  COMPUTER HARDWARE -- 1.3%
    Adaptec, Inc.*             14,400        346,500
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 14.5%
    AppliedTheory Corp.*          100          2,050
    BroadVision, Inc.*          2,100        121,931
    CheckFree Holdings
      Corp.*                    5,800        278,400
    Citrix Systems, Inc.*      15,500        658,750
    CMGI, Inc.*                   300         76,369
    DoubleClick, Inc.*            600         83,887
    Exodus Communications,
      Inc.*                     1,400        126,175
    Infoseek Corp.*             3,000        153,187
    Inktomi Corp.*                900        107,775
    Intuit, Inc.*               4,200        361,725
    Marimba, Inc.*                100          6,075
    Network Appliance,
      Inc.*                     7,300        367,281
    Novell, Inc.*              15,900        353,775
    Safeguard Scientifics,
      Inc.*                     3,000        243,000
    Siebel Systems, Inc.*       4,500        172,969
    USWeb Corp.*                4,300         96,481
    VERITAS Software
      Corp.*                    3,100        220,100
    Yahoo!, Inc.*               1,700        296,969
                                         -----------
                                           3,726,899
                                         -----------
  CONSTRUCTION -- 0.4%
    Lennar Corp.                4,400        106,425
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 1.8%
    Estee Lauder
      Companies, Inc. Cl-A      2,700        270,337
    Fortune Brands, Inc.        4,800        189,600
                                         -----------
                                             459,937
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.9%
    Altera Corp.*               5,300        382,925
    Gemstar International
      Group Ltd.*                 800         84,300
    KLA-Tencor Corp.*           5,500        272,937

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
    RF Micro Devices,
      Inc.*                     3,700    $   206,737
    Sanmina Corp.*              8,600        570,825
                                         -----------
                                           1,517,724
                                         -----------
  ENTERTAINMENT & LEISURE -- 1.1%
    SFX Entertainment,
      Inc. Cl-A*                4,700        290,225
                                         -----------
  ENVIRONMENTAL SERVICES -- 1.9%
    Republic Services,
      Inc. Cl-A*               23,500        483,219
                                         -----------
  FINANCIAL -- BANK & TRUST -- 1.1%
    State Street Boston
      Corp.*                    3,100        271,250
                                         -----------
  FINANCIAL SERVICES -- 10.7%
    Capital One Financial
      Corp.                     3,300        573,169
    Donaldson, Lufkin &
      Jenrette, Inc.            8,200        573,487
    E*TRADE Group, Inc.*        4,600        531,300
    FINOVA Group, Inc.          5,300        256,056
    Lehman Brothers
      Holdings, Inc.            3,200        177,800
    Nationwide Financial
      Services, Inc.            5,150        238,831
    Providian Financial
      Corp.                     3,100        400,094
                                         -----------
                                           2,750,737
                                         -----------
  FURNITURE -- 1.1%
    Furniture Brands
      International, Inc.*     11,500        288,219
                                         -----------
  HEALTHCARE SERVICES -- 1.6%
    Alternative Living
      Services, Inc.*           8,800        195,800
    McKesson HBOC, Inc.         6,300        220,500
                                         -----------
                                             416,300
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
    Bard, (C.R.), Inc.          5,700        279,300
    VISX, Inc.*                   800        103,000
                                         -----------
                                             382,300
                                         -----------
  OFFICE EQUIPMENT -- 2.8%
    Office Depot, Inc.*        13,000        286,000
    Staples, Inc.*             14,550        436,500
                                         -----------
                                             722,500
                                         -----------
  OIL & GAS -- 2.2%
    Coastal Corp.               9,000        344,250
    Enron Oil & Gas Co.        12,200        231,800
                                         -----------
                                             576,050
                                         -----------
  PHARMACEUTICALS -- 6.4%
    Biogen, Inc.*               4,000        380,250
    Cardinal Health, Inc.       3,000        179,438
    Elan Corp. PLC [ADR]*       5,400        278,100
    Immunex Corp.*              3,900        372,450

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
    Mylan Laboratories,
      Inc.                      7,600    $   172,425
    Sepracor, Inc.*             3,100        261,950
                                         -----------
                                           1,644,613
                                         -----------
  PRINTING & PUBLISHING -- 1.3%
    Valassis
      Communications,
      Inc.*                     6,000        336,000
                                         -----------
  RAILROADS -- 1.6%
    Kansas City Southern
      Industries, Inc.          6,900        410,981
                                         -----------
  RESTAURANTS -- 0.9%
    Brinker International,
      Inc.*                     8,000        221,000
                                         -----------
  RETAIL & MERCHANDISING -- 7.3%
    Amazon.com, Inc.*           1,800        309,713
    Best Buy Co., Inc.*         4,500        214,875
    Costco Companies,
      Inc.*                     3,200        259,000
    Dollar Tree Stores,
      Inc.*                     6,200        226,300
    Linens 'n Things,
      Inc.*                     8,500        388,875
    TJX Companies, Inc.        14,600        486,363
                                         -----------
                                           1,885,126
                                         -----------
  SEMICONDUCTORS -- 3.0%
    PMC-Sierra, Inc.*           4,200        402,675
    Uniphase Corp.*             3,150        382,331
                                         -----------
                                             785,006
                                         -----------
  TELECOMMUNICATIONS -- 10.7%
    American Tower Corp.
      Cl-A*                     8,500        180,094
    Ascend Communications,
      Inc.*                     4,000        386,500
    Frontier Corp.              6,400        353,200
    ICG Communications,
      Inc.*                     8,100        178,706

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
    Intermedia
      Communications,
      Inc.*                     8,500    $   273,594
    NTL, Inc.*                  5,300        404,125
    RSL Communications
      Ltd. Cl-A*               11,900        389,725
    Tellabs, Inc.*              4,200        460,163
    WinStar
      Communications,
      Inc.*                     2,600        126,425
                                         -----------
                                           2,752,532
                                         -----------
  TRANSPORTATION -- 0.9%
    Avis Rent A Car, Inc.*      7,300        229,038
                                         -----------
  UTILITIES -- 1.2%
    Montana Power Co.           4,200        313,163
                                         -----------
TOTAL COMMON STOCK
  (Cost $20,529,564)                      23,172,181
                                         -----------
SHORT-TERM INVESTMENTS -- 8.2%
    Temporary Investment
      Cash Fund             1,054,197      1,054,197
    Temporary Investment
      Fund                  1,054,196      1,054,196
                                         -----------
  (Cost $2,108,393)                        2,108,393
                                         -----------

TOTAL INVESTMENTS -- 98.2%
  (Cost $22,637,957)                      25,280,574
OTHER ASSETS LESS LIABILITIES -- 1.8%        462,520
                                         -----------
NET ASSETS -- 100.0%                     $25,743,094
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 89.5%
  AEROSPACE -- 2.2%
    General Motors Corp.
      Cl-H*                    4,100    $   227,037
    Raytheon Co. Cl-A          2,300        159,131
                                        -----------
                                            386,168
                                        -----------
  AIRLINES -- 1.2%
    Continental Airlines,
      Inc. Cl-B*               4,800        207,300
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 1.9%
    Navistar International
      Corp.*                   6,600        345,262
                                        -----------
  AUTOMOTIVE PARTS -- 3.7%
    AutoZone, Inc.*            9,200        276,000
    Lear Corp.*                8,500        389,937
                                        -----------
                                            665,937
                                        -----------
  BROADCASTING -- 2.2%
    AT&T Corp. Liberty
      Media Group Cl-A*        2,500        159,687
    Scripps, (E.W.) Co.
      Cl-A                     4,600        230,000
                                        -----------
                                            389,687
                                        -----------
  CHEMICALS -- 4.1%
    Hercules, Inc.             4,900        185,281
    Lyondell Chemical Co.     10,800        210,600
    Praxair, Inc.              6,500        336,375
                                        -----------
                                            732,256
                                        -----------
  COMPUTER HARDWARE -- 4.1%
    Hewlett-Packard Co.        2,800        220,850
    International Business
      Machines Corp.             800        167,350
    Quantum Corp.*            10,600        189,475
    Storage Technology
      Corp.*                   7,500        144,844
                                        -----------
                                            722,519
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 2.4%
    Computer Associates
      International, Inc.      5,500        234,781
    Parametric Technology
      Corp.*                  15,000        195,937
                                        -----------
                                            430,718
                                        -----------
  CONTAINERS & PACKAGING -- 1.3%
    Owens-Illinois, Inc.*      8,100        234,900
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.5%
    Tandy Corp.                3,200        231,800
    Teradyne, Inc.*            2,200        103,812
    Texas Instruments, Inc.    1,000        102,125
                                        -----------
                                            437,737
                                        -----------
  ENTERTAINMENT & LEISURE -- 1.2%
    Mirage Resorts, Inc.*      9,600        215,400
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  ENVIRONMENTAL SERVICES -- 1.8%
    Allied Waste
      Industries, Inc.*       18,300    $   323,681
                                        -----------
  FINANCIAL -- BANK & TRUST -- 7.4%
    Bank One Corp.             4,500        265,500
    BankBoston Corp.           4,100        200,900
    Chase Manhattan Corp.      2,500        206,875
    Countrywide Credit
      Industries, Inc.         6,500        294,531
    North Fork
      Bancorporation, Inc.     6,000        135,000
    Valley National
      Bancorporation           7,500        216,094
                                        -----------
                                          1,318,900
                                        -----------
  FINANCIAL SERVICES -- 8.3%
    AMBAC Financial Group,
      Inc.                     1,500         90,562
    Bear Stearns Companies,
      Inc.                     5,800        270,425
    Dun & Bradstreet Corp.    13,100        481,425
    FINOVA Group, Inc.         4,200        202,912
    MBIA, Inc.                 1,700        114,325
    SLM Holding Corp.          7,400        315,887
                                        -----------
                                          1,475,536
                                        -----------
  FOOD -- 1.6%
    ConAgra, Inc.              3,800         94,525
    Nabisco Holdings Corp.
      Cl-A                     3,400        128,562
    Sara Lee Corp.             2,700         60,075
                                        -----------
                                            283,162
                                        -----------
  HEALTHCARE SERVICES -- 1.9%
    McKesson HBOC, Inc.        2,400         84,000
    Tenet Healthcare Corp.*   10,700        252,788
                                        -----------
                                            336,788
                                        -----------
  HOTELS & MOTELS -- 0.3%
    Host Marriott Corp.
      [REIT]                   4,200         55,913
                                        -----------
  INSURANCE -- 5.3%
    Ace, Ltd.                 11,300        341,825
    CIGNA Corp.                4,600        401,063
    Cincinnati Financial
      Corp.                    4,800        193,800
                                        -----------
                                            936,688
                                        -----------
  MACHINERY & EQUIPMENT -- 1.3%
    McDermott
      International, Inc.      8,300        240,700
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 4.2%
    Baxter International,
      Inc.                     2,000        126,000
    Becton Dickinson & Co.     7,800        290,063
    Centocor, Inc.*            7,400        328,375
                                        -----------
                                            744,438
                                        -----------
  METALS & MINING -- 0.4%
    AK Steel Holding Corp.     3,000         78,000
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
OFFICE EQUIPMENT -- 0.9%
    Xerox Corp.                2,800    $   164,500
                                        -----------
  OIL & GAS -- 3.9%
    Apache Corp.               1,400         42,963
    Coastal Corp.              5,800        221,850
    Nicor, Inc.                3,700        134,588
    Tosco Corp.                9,200        246,100
    USX-Marathon Group,
      Inc.                     1,400         43,750
                                        -----------
                                            689,251
                                        -----------
  PAPER & FOREST PRODUCTS -- 2.3%
    Fort James Corp.          10,800        410,400
                                        -----------
  PHARMACEUTICALS -- 1.3%
    ALZA Corp.*                6,900        231,581
                                        -----------
  PRINTING & PUBLISHING -- 1.2%
    Belo, (A.H.) Corp. Cl-A    9,800        211,925
                                        -----------
  RAILROADS -- 1.0%
    Burlington Northern
      Santa Fe Corp.           4,700        172,138
                                        -----------
  REAL ESTATE -- 1.5%
    Indymac Mortgage
      Holdings, Inc. [REIT]   16,300        268,950
                                        -----------
  RETAIL & MERCHANDISING -- 4.1%
    Consolidated Stores
      Corp.*                   5,800        199,375
    Harcourt General, Inc.     4,600        219,363
    Rite Aid Corp.            13,700        319,381
                                        -----------
                                            738,119
                                        -----------
  TELECOMMUNICATIONS -- 7.3%
    Bell Atlantic Corp.        2,700        155,588
    Loral Space &
      Communications Corp.*    8,600        167,700
    MCI WorldCom, Inc.*        2,400        197,250
    MediaOne Group, Inc.*      2,700        220,219
    Nortel Networks Corp.      4,300        293,206
    Shaw Communications,
      Inc. Cl-B                1,800         72,900
    Williams Companies,
      Inc.                     4,200        198,450
                                        -----------
                                          1,305,313
                                        -----------
  UTILITIES -- 6.7%
    GPU, Inc.                  2,400         91,500
    Illinova Corp.             4,300        112,875
    New Century Energies,
      Inc.                     3,600        126,000
    Niagara Mohawk
      Holdings, Inc.*          9,700        129,738
    PECO Energy Co.            1,800         85,388

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Texas Utilities Co.        5,000    $   198,750
    UGI Corp.                 10,500        180,469
    Unicom Corp.               7,000        271,688
                                        -----------
                                          1,196,408
                                        -----------
TOTAL COMMON STOCK
  (Cost $14,423,124)                     15,950,275
                                        -----------
PREFERRED STOCK -- 1.3%
  BROADCASTING
    News Corp. Ltd. [ADR]
  (Cost $218,773)              7,800        238,388
                                        -----------
SHORT-TERM INVESTMENTS -- 7.7%
    Temporary Investment
      Cash Fund              684,510        684,510
    Temporary Investment
      Fund                   684,510        684,510
                                        -----------
  (Cost $1,369,020)                       1,369,020
                                        -----------

TOTAL INVESTMENTS -- 98.5%
  (Cost $16,010,917)                     17,557,683
OTHER ASSETS LESS
  LIABILITIES -- 1.5%                       273,892
                                        -----------
NET ASSETS -- 100.0%                    $17,831,575
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
DEFINITION OF ABBREVIATIONS

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
CVT   --   Convertible Security
GDR   --   Global Depositary Receipt
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
COUNTRIES/CURRENCIES:
AUD   --   Australia/Australian Dollar
CAD   --   Canada/Canadian Dollar
CHF   --   Switzerland/Swiss Franc
EUR   --   Europe/Euro Currency
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
ITL   --   Italy/Italian Lira
JPY   --   Japan/Japanese Yen

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                        ASAF                           ASAF           ASAF
                                                      FOUNDERS          ASAF          T. ROWE       AMERICAN
                                                   INTERNATIONAL        JANUS       PRICE SMALL      CENTURY
                                                       SMALL          SMALL-CAP       COMPANY       STRATEGIC
                                                   CAPITALIZATION      GROWTH          VALUE        BALANCED
                                                        FUND            FUND           FUND           FUND
                                                   --------------    -----------    -----------    -----------
ASSETS:
  Investments in Securities at Value (A)             $8,489,998      $45,696,267    $54,821,939    $70,353,313
  Cash                                                      758               --             --             --
  Foreign Currency (B)                                       --               --             --             --
  Receivable For:
    Securities Sold                                      32,111          187,855         65,437         54,833
    Dividends and Interest                                7,735            1,343         44,841        364,029
    Fund Shares Sold                                     56,443        1,593,715        299,563      1,057,023
  Unrealized Appreciation on Foreign Currency
    Exchange Contracts                                       67               --             --             --
  Receivable from Investment Manager                     13,242           36,940         30,197          5,094
  Deferred Organization Costs                            47,971           47,971         47,971         47,971
  Prepaid Expenses                                       21,828           24,785         29,493         26,749
                                                     ----------      -----------    -----------    -----------
      Total Assets                                    8,670,153       47,588,876     55,339,441     71,909,012
                                                     ----------      -----------    -----------    -----------
LIABILITIES:
  Cash Overdraft                                             --               --             --             --
  Payable to Investment Manager                              --               --             --             --
  Unrealized Depreciation on Foreign Currency
    Exchange Contracts                                       --               --             --             --
  Payable For:
    Securities Purchased                                     --        1,010,662        431,957      1,012,558
    Fund Shares Redeemed                                     --              267          6,891          8,267
    Distribution Fees                                     6,326           27,104         38,272         47,503
    Accrued Expenses and Other Liabilities               46,133           42,832         60,606         45,396
                                                     ----------      -----------    -----------    -----------
      Total Liabilities                                  52,459        1,080,865        537,726      1,113,724
                                                     ----------      -----------    -----------    -----------
NET ASSETS                                           $8,617,694      $46,508,011    $54,801,715    $70,795,288
                                                     ==========      ===========    ===========    ===========
COMPONENTS OF NET ASSETS
Capital Stock                                        $      716      $     3,641    $     6,074    $     5,617
Additional Paid-In Capital                            7,747,497       39,733,679     59,648,414     65,355,823
Undistributed Net Investment Income (Loss)              (69,720)        (162,056)       (69,442)       136,940
Accumulated Net Realized Gain (Loss)
  on Investments                                       (311,631)          36,159       (441,869)     1,850,314
Net Unrealized Appreciation (Depreciation)
  on Investments                                      1,250,832        6,896,588     (4,341,462)     3,446,594
                                                     ----------      -----------    -----------    -----------
NET ASSETS                                           $8,617,694      $46,508,011    $54,801,715    $70,795,288
                                                     ==========      ===========    ===========    ===========
(A) Investments at Cost                              $7,238,987      $38,799,663    $59,163,401    $66,904,122
                                                     ==========      ===========    ===========    ===========
(B) Foreign Currency at Cost                         $       --      $        --    $        --    $        --
                                                     ==========      ===========    ===========    ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                        ASAF                           ASAF           ASAF
                                                      FOUNDERS          ASAF          T. ROWE       AMERICAN
                                                   INTERNATIONAL        JANUS       PRICE SMALL      CENTURY
                                                       SMALL          SMALL-CAP       COMPANY       STRATEGIC
                                                   CAPITALIZATION      GROWTH          VALUE        BALANCED
                                                        FUND            FUND           FUND           FUND
                                                   --------------    -----------    -----------    -----------
NET ASSET VALUE:
  Class A: Net Assets                                $1,224,015      $12,807,292    $ 9,656,435    $14,023,357
                                                     ----------      -----------    -----------    -----------
           Shares Outstanding                           101,037          996,242      1,066,075      1,109,834
                                                     ----------      -----------    -----------    -----------
           Net Asset Value and Redemption Price
             Per Share                               $    12.11      $     12.86    $      9.06    $     12.64
                                                     ==========      ===========    ===========    ===========
             Divided by (1 - Maximum
               Sales Charge)                                 95%              95%            95%            95%
                                                     ----------      -----------    -----------    -----------
           Offering Price Per Share*                 $    12.75      $     13.54    $      9.54    $     13.31
                                                     ==========      ===========    ===========    ===========
  Class B: Net Assets                                $2,541,201      $15,747,225    $19,836,112    $30,428,570
                                                     ----------      -----------    -----------    -----------
           Shares Outstanding                           211,123        1,236,752      2,199,964      2,415,245
                                                     ----------      -----------    -----------    -----------
           Net Asset Value, Offering and
             Redemption Price Per Share              $    12.04      $     12.73    $      9.02    $     12.60
                                                     ==========      ===========    ===========    ===========
  Class C: Net Assets                                $1,409,451      $ 8,875,288    $11,664,334    $12,304,686
                                                     ----------      -----------    -----------    -----------
           Shares Outstanding                           117,182          695,950      1,294,237        976,789
                                                     ----------      -----------    -----------    -----------
           Net Asset Value, Offering and
             Redemption Price Per Share              $    12.03      $     12.75    $      9.01    $     12.60
                                                     ==========      ===========    ===========    ===========
  Class X: Net Assets                                $3,443,027      $ 9,078,206    $13,644,834    $14,038,675
                                                     ----------      -----------    -----------    -----------
           Shares Outstanding                           286,277          712,137      1,513,721      1,114,741
                                                     ----------      -----------    -----------    -----------
           Net Asset Value, Offering and
             Redemption Price Per Share              $    12.03      $     12.75    $      9.01    $     12.59
                                                     ==========      ===========    ===========    ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                      ASAF           ASAF           ASAF            ASAF
                                                    FEDERATED     OPPENHEIMER    LORD ABBETT       JANUS
                                                   HIGH YIELD      LARGE-CAP     GROWTH AND       OVERSEAS
                                                      BOND          GROWTH         INCOME          GROWTH
                                                      FUND           FUND           FUND            FUND
                                                   -----------    -----------    -----------    ------------
ASSETS:
  Investments in Securities at Value (A)           $95,780,453    $37,814,194    $77,666,182    $122,125,868
  Cash                                                      --            --              --              --
  Foreign Currency (B)                                      --            --              --              53
  Receivable For:
    Securities Sold                                         --            --         485,817       1,266,674
    Dividends and Interest                           1,755,107         4,344         100,608         142,052
    Fund Shares Sold                                 1,419,714       453,748       1,024,284       2,888,490
  Unrealized Appreciation on Foreign Currency
    Exchange Contracts                                      --            --              --         567,888
  Receivable from Investment Manager                        --         2,580              --              --
  Deferred Organization Costs                           47,971            --              --              --
  Prepaid Expenses                                      94,665        22,517          20,140          27,908
                                                   -----------    -----------    -----------    ------------
      Total Assets                                  99,097,910    38,297,383      79,297,031     127,018,933
                                                   -----------    -----------    -----------    ------------
LIABILITIES:
  Cash Overdraft                                            --            --              --          95,484
  Payable to Investment Manager                         12,428            --           1,293          14,242
  Unrealized Depreciation on Foreign Currency
    Exchange Contracts                                      --            --              --          34,079
  Payable For:
    Securities Purchased                               659,191        17,446       1,985,512       3,035,763
    Fund Shares Redeemed                               179,524            --           6,984           6,594
    Distribution Fees                                  135,279        27,707          52,794          83,016
    Accrued Expenses and Other Liabilities             646,042        38,830          16,491          18,332
                                                   -----------    -----------    -----------    ------------
      Total Liabilities                              1,632,464        83,983       2,063,074       3,287,510
                                                   -----------    -----------    -----------    ------------
NET ASSETS                                         $97,465,446    $38,213,400    $77,233,957    $123,731,423
                                                   ===========    ===========    ===========    ============
COMPONENTS OF NET ASSETS
Capital Stock                                      $     9,712    $    3,081     $     6,204    $     10,345
Additional Paid-In Capital                          96,447,764    35,127,136      68,570,273     116,739,632
Undistributed Net Investment Income (Loss)                  --      (371,493)         10,331        (485,373)
Accumulated Net Realized Gain (Loss) on
  Investments                                          (79,363)    1,596,785      (1,841,310)     (3,960,838)
Net Unrealized Appreciation (Depreciation) on
  Investments                                        1,087,333     1,857,891      10,488,459      11,427,657
                                                   -----------    -----------    -----------    ------------
NET ASSETS                                         $97,465,446    $38,213,400    $77,233,957    $123,731,423
                                                   ===========    ===========    ===========    ============
(A) Investments at Cost                            $94,693,120    $35,956,303    $67,177,723    $111,234,404
                                                   ===========    ===========    ===========    ============
(B) Foreign Currency at Cost                       $        --    $       --     $        --    $         53
                                                   ===========    ===========    ===========    ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                      ASAF           ASAF           ASAF            ASAF
                                                    FEDERATED     OPPENHEIMER    LORD ABBETT       JANUS
                                                   HIGH YIELD      LARGE-CAP     GROWTH AND       OVERSEAS
                                                      BOND          GROWTH         INCOME          GROWTH
                                                      FUND           FUND           FUND            FUND
                                                   -----------    -----------    -----------    ------------
NET ASSET VALUE:
  Class A: Net Assets                              $15,451,290    $5,517,660     $14,589,599    $ 29,356,023
                                                   -----------    -----------    -----------    ------------
           Shares Outstanding                        1,540,235       443,115       1,172,083       2,442,426
                                                   -----------    -----------    -----------    ------------
           Net Asset Value and Redemption
             Price Per Share                       $     10.03    $    12.45     $     12.45    $      12.02
                                                   ===========    ===========    ===========    ============
             Divided by (1 - Maximum
               Sales Charge)                            95 3/4%           95%             95%             95%
                                                   -----------    -----------    -----------    ------------
           Offering Price Per Share*               $     10.48    $    13.11     $     13.11    $      12.65
                                                   ===========    ===========    ===========    ============
  Class B: Net Assets                              $49,646,152    $17,411,364    $31,179,452    $ 45,306,020
                                                   -----------    -----------    -----------    ------------
           Shares Outstanding                        4,946,591     1,403,182       2,503,310       3,794,233
                                                   -----------    -----------    -----------    ------------
           Net Asset Value, Offering and
             Redemption Price Per Share            $     10.04    $    12.41     $     12.46    $      11.94
                                                   ===========    ===========    ===========    ============
  Class C: Net Assets                              $12,718,199    $5,102,498     $12,568,516    $ 26,912,844
                                                   -----------    -----------    -----------    ------------
           Shares Outstanding                        1,267,216       412,485       1,010,442       2,251,287
                                                   -----------    -----------    -----------    ------------
           Net Asset Value, Offering and
             Redemption Price Per Share            $     10.04    $    12.37     $     12.44    $      11.95
                                                   ===========    ===========    ===========    ============
  Class X: Net Assets                              $19,649,805    $10,181,878    $18,896,390    $ 22,156,536
                                                   -----------    -----------    -----------    ------------
           Shares Outstanding                        1,958,309       822,660       1,518,333       1,856,872
                                                   -----------    -----------    -----------    ------------
           Net Asset Value, Offering and
             Redemption Price Per Share            $     10.03    $    12.38     $     12.45    $      11.93
                                                   ===========    ===========    ===========    ============

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                 ASAF           ASAF
                                                                  ASAF         NEUBERGER      NEUBERGER
                                                                MARSICO         BERMAN         BERMAN
                                                                CAPITAL         MID-CAP        MID-CAP
                                                                 GROWTH         GROWTH          VALUE
                                                                  FUND           FUND           FUND
                                                              ------------    -----------    -----------
ASSETS:
  Investments in Securities at Value (A)                      $289,287,260    $25,280,574    $17,557,683
  Cash                                                                  --             --             --
  Foreign Currency (B)                                                  --             --             --
  Receivable For:
    Securities Sold                                                     --        161,832             --
    Dividends and Interest                                         139,738          8,300         22,849
    Fund Shares Sold                                             6,076,202        456,533        556,932
  Unrealized Appreciation on Foreign Currency Exchange
    Contracts                                                           --             --             --
  Receivable from Investment Manager                                    --         13,614         13,805
  Deferred Organization Costs                                           --             --             --
  Prepaid Expenses                                                 101,850         36,993         35,812
                                                              ------------    -----------    -----------
      Total Assets                                             295,605,050     25,957,846     18,187,081
                                                              ------------    -----------    -----------
LIABILITIES:
  Cash Overdraft                                                        --             --             --
  Payable to Investment Manager                                     55,622             --             --
  Unrealized Depreciation on Foreign Currency Exchange
    Contracts                                                           --             --             --
  Payable For:
    Securities Purchased                                                --        163,210        308,155
    Fund Shares Redeemed                                            41,953             --             --
    Distribution Fees                                              196,130         17,225         11,472
    Accrued Expenses and Other Liabilities                         194,814         34,317         35,879
                                                              ------------    -----------    -----------
      Total Liabilities                                            488,519        214,752        355,506
                                                              ------------    -----------    -----------
NET ASSETS                                                    $295,116,531    $25,743,094    $17,831,575
                                                              ============    ===========    ===========
COMPONENTS OF NET ASSETS
Capital Stock                                                 $     21,729    $     1,792    $     1,473
Additional Paid-In Capital                                     256,024,550     24,157,342     15,816,536
Undistributed Net Investment Income (Loss)                        (663,287)       (98,286)        (5,036)
Accumulated Net Realized Gain (Loss) on Investments              5,875,761       (960,371)       471,836
Net Unrealized Appreciation (Depreciation) on Investments       33,857,778      2,642,617      1,546,766
                                                              ------------    -----------    -----------
NET ASSETS                                                    $295,116,531    $25,743,094    $17,831,575
                                                              ============    ===========    ===========
(A) Investments at Cost                                       $255,429,482    $22,637,957    $16,010,917
                                                              ============    ===========    ===========
(B) Foreign Currency at Cost                                  $         --    $        --    $        --
                                                              ============    ===========    ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                 ASAF           ASAF
                                                                  ASAF         NEUBERGER      NEUBERGER
                                                                MARSICO         BERMAN         BERMAN
                                                                CAPITAL         MID-CAP        MID-CAP
                                                                 GROWTH         GROWTH          VALUE
                                                                  FUND           FUND           FUND
                                                              ------------    -----------    -----------
NET ASSET VALUE:
  Class A: Net Assets                                         $ 55,759,458    $ 5,414,136    $ 3,666,538
                                                              ------------    -----------    -----------
           Shares Outstanding                                    4,096,278        375,524        302,591
                                                              ------------    -----------    -----------
           Net Asset Value and Redemption
             Price Per Share                                  $      13.61    $     14.42    $     12.12
                                                              ============    ===========    ===========
             Divided by (1 - Maximum Sales Charge)                      95%            95%            95%
                                                              ------------    -----------    -----------
           Offering Price Per Share*                          $      14.33    $     15.18    $     12.76
                                                              ============    ===========    ===========
  Class B: Net Assets                                         $137,619,057    $10,706,429    $ 8,583,942
                                                              ------------    -----------    -----------
           Shares Outstanding                                   10,132,409        745,897        709,233
                                                              ------------    -----------    -----------
           Net Asset Value, Offering and
             Redemption Price Per Share                       $      13.58    $     14.35    $     12.10
                                                              ============    ===========    ===========
  Class C: Net Assets                                         $ 70,879,774    $ 5,896,892    $ 3,479,287
                                                              ------------    -----------    -----------
           Shares Outstanding                                    5,224,364        410,650        287,524
                                                              ------------    -----------    -----------
           Net Asset Value, Offering and
             Redemption Price Per Share                       $      13.57    $     14.36    $     12.10
                                                              ============    ===========    ===========
  Class X: Net Assets                                         $ 30,858,242    $ 3,725,637    $ 2,101,808
                                                              ------------    -----------    -----------
           Shares Outstanding                                    2,275,653        259,666        173,828
                                                              ------------    -----------    -----------
           Net Asset Value, Offering and
             Redemption Price Per Share                       $      13.56    $     14.35    $     12.09
                                                              ============    ===========    ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                          ASAF            ASAF           ASAF           ASAF          ASAF
                                      T. ROWE PRICE      JANUS         INVESCO         TOTAL           JPM
                                      INTERNATIONAL     CAPITAL         EQUITY         RETURN         MONEY
                                         EQUITY          GROWTH         INCOME          BOND         MARKET
                                          FUND            FUND           FUND           FUND          FUND
                                      -------------   ------------   ------------   ------------   -----------
ASSETS:
  Investments in corresponding
    Portfolios of American Skandia
    Master Trust (A)                   $18,805,296    $691,953,217   $112,775,336   $101,022,552   $81,765,205
  Receivable for Investments Sold in
    Corresponding Portfolios of
    American Skandia Master Trust               --      20,938,400         29,324         92,902       107,234
  Receivable for Fund Shares Sold          123,261         148,711      1,187,833      1,943,819     3,113,723
  Receivable from Investment Manager        20,003              --             --             --            --
  Deferred Organization Costs               45,598          45,598         45,598         45,598        45,598
  Prepaid Expenses                          20,205          61,253         26,369         26,400        37,818
                                       -----------    ------------   ------------   ------------   -----------
       Total Assets                     19,014,363     713,147,179    114,064,460    103,131,271    85,069,578
                                       -----------    ------------   ------------   ------------   -----------
LIABILITIES:
  Payable for Investments Purchased
    in Corresponding Portfolios of
    American Skandia Master Trust          123,261      20,938,400      1,187,833      1,943,819     3,113,723
  Payable to Investment Manager             12,782          94,983         29,981         29,124         7,311
  Payable For:
    Fund Shares Redeemed                        --         148,711         29,324         92,902       107,234
    Accrued Dividends                           --              --             --        381,047            --
    Accrued Expenses and Other
       Liabilities                          20,485         248,860         42,168         39,504        51,778
                                       -----------    ------------   ------------   ------------   -----------
       Total Liabilities                   156,528      21,430,954      1,289,306      2,486,396     3,280,046
                                       -----------    ------------   ------------   ------------   -----------
NET ASSETS                             $18,857,835    $691,716,225   $112,775,154   $100,644,875   $81,789,532
                                       ===========    ============   ============   ============   ===========
COMPONENTS OF NET ASSETS
Capital Stock                          $     1,770    $     36,670   $      8,327   $      9,707   $    81,787
Additional Paid-In Capital              17,296,856     589,688,164     99,514,417    102,103,376    81,705,626
Undistributed Net Investment Income
  (Loss)                                  (150,967)     (2,276,045)       292,009             42            77
Accumulated Net Realized Gain (Loss)
  on Investments                          (249,519)     (5,405,985)       769,487       (941,107)        2,042
Net Unrealized Appreciation
  (Depreciation) on Investments          1,959,695     109,673,421     12,190,914       (527,143)           --
                                       -----------    ------------   ------------   ------------   -----------
NET ASSETS                             $18,857,835    $691,716,225   $112,775,154   $100,644,875   $81,789,532
                                       ===========    ============   ============   ============   ===========
(A) Investments at Cost                $16,845,601    $582,279,796   $100,584,422   $101,549,695   $81,765,205
                                       ===========    ============   ============   ============   ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                            ASAF            ASAF           ASAF          ASAF          ASAF
                                        T. ROWE PRICE      JANUS         INVESCO         TOTAL          JPM
                                        INTERNATIONAL     CAPITAL         EQUITY        RETURN         MONEY
                                           EQUITY          GROWTH         INCOME         BOND         MARKET
                                            FUND            FUND           FUND          FUND          FUND
                                        -------------   ------------   ------------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                    $ 3,243,924    $133,537,628   $19,819,683    $14,814,187   $19,568,464
                                         -----------    ------------   -----------    -----------   -----------
           Shares Outstanding                310,621       6,436,823     1,464,661      1,416,086    19,568,000
                                         -----------    ------------   -----------    -----------   -----------
           Net Asset Value and
             Redemption Price Per
             Share                       $     10.44    $      20.75   $     13.53    $     10.46   $      1.00
                                         ===========    ============   ===========    ===========   ===========
             Divided by
             (1 - Maximum
               Sales Charge)                      95%             95%           95%        95 3/4%          100%
                                         -----------    ------------   -----------    -----------   -----------
           Offering Price Per Share*     $     10.99    $      21.84   $     14.24    $     10.92   $      1.00
                                         ===========    ============   ===========    ===========   ===========
  Class B: Net Assets                    $ 5,903,520    $336,035,808   $45,105,497    $50,075,722   $31,328,343
                                         -----------    ------------   -----------    -----------   -----------
           Shares Outstanding                551,815      18,196,955     3,329,436      4,837,621    31,327,422
                                         -----------    ------------   -----------    -----------   -----------
           Net Asset Value,
             Offering and Redemption
             Price Per Share             $     10.70    $      18.47   $     13.55    $     10.35   $      1.00
                                         ===========    ============   ===========    ===========   ===========
  Class C: Net Assets                    $ 3,459,380    $127,522,742   $20,191,232    $18,467,977   $13,159,559
                                         -----------    ------------   -----------    -----------   -----------
           Shares Outstanding                324,010       6,917,898     1,490,369      1,784,613    13,159,189
                                         -----------    ------------   -----------    -----------   -----------
           Net Asset Value,
             Offering and Redemption
             Price Per Share             $     10.68    $      18.43   $     13.55    $     10.35   $      1.00
                                         ===========    ============   ===========    ===========   ===========
  Class X: Net Assets                    $ 6,251,011    $ 94,620,047   $27,658,742    $17,286,989   $17,733,166
                                         -----------    ------------   -----------    -----------   -----------
           Shares Outstanding                583,214       5,118,390     2,042,691      1,668,949    17,732,799
                                         -----------    ------------   -----------    -----------   -----------
           Net Asset Value,
             Offering and Redemption
             Price Per Share             $     10.72    $      18.49   $     13.54    $     10.36   $      1.00
                                         ===========    ============   ===========    ===========   ===========

* The offering price of Class A shares is reduced on sales of $50,000 or more, with the exception of the Money Market Fund.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                       ASAF                          ASAF           ASAF
                                                     FOUNDERS          ASAF         T. ROWE       AMERICAN
                                                  INTERNATIONAL       JANUS       PRICE SMALL     CENTURY
                                                      SMALL         SMALL-CAP       COMPANY      STRATEGIC
                                                  CAPITALIZATION      GROWTH         VALUE        BALANCED
                                                       FUND            FUND          FUND           FUND
                                                  --------------    ----------    -----------    ----------
INVESTMENT INCOME:
  Interest                                          $   29,301      $  109,573    $    6,946     $  450,917
  Dividends                                             12,210           4,170       530,968        124,300
  Foreign Taxes Withheld                                (1,342)             --            --            (31)
                                                    ----------      ----------    ----------     ----------
       Total Investment Income                          40,169         113,743       537,914        575,186
                                                    ----------      ----------    ----------     ----------
EXPENSES:
  Advisory Fees                                         38,416          93,957       241,813        186,059
  Shareholder Servicing Fees                            58,661          77,173       147,145         80,620
  Administration and Accounting Fees                    27,751          27,924        54,000         40,424
  Custodian Fees                                        10,010           7,442        26,782          7,718
  Distribution Fees -- Class A                           2,645          11,172        20,735         18,759
  Distribution Fees -- Class B                           9,680          32,466        83,948         81,672
  Distribution Fees -- Class C                           5,468          20,348        50,625         35,878
  Distribution Fees -- Class X                          14,484          29,240        65,771         51,666
  Professional Fees                                        772           2,187         5,443          4,384
  Organization Costs                                     6,403           6,403         6,403          6,403
  Directors' Fees                                          275             766         1,950          1,548
  Registration Fees                                     17,333          21,294        28,766         25,891
  Miscellaneous Expenses                                 3,453           3,330         4,624          4,072
                                                    ----------      ----------    ----------     ----------
       Total Expenses                                  195,351         333,702       738,005        545,094
       Less: Reimbursement of
         Expenses by Investment Manager               (107,196)       (115,201)     (214,659)      (129,713)
         Waiver of Fees by Investment
           Manager                                          --              --            --             --
                                                    ----------      ----------    ----------     ----------
       Net Expenses                                     88,155         218,501       523,346        415,381
                                                    ----------      ----------    ----------     ----------
Net Investment Income (Loss)                           (47,986)       (104,758)       14,568        159,805
                                                    ----------      ----------    ----------     ----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                       ASAF                          ASAF           ASAF
                                                     FOUNDERS          ASAF         T. ROWE       AMERICAN
                                                  INTERNATIONAL       JANUS       PRICE SMALL     CENTURY
                                                      SMALL         SMALL-CAP       COMPANY      STRATEGIC
                                                  CAPITALIZATION      GROWTH         VALUE        BALANCED
                                                       FUND            FUND          FUND           FUND
                                                  --------------    ----------    -----------    ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                        (100,547)        897,378       (68,582)     3,038,112
    Futures Contracts                                       --              --            --             --
    Written Options Contracts                               --              --            --             --
    Foreign Currency Transactions                       (7,705)           (466)           --         21,064
                                                    ----------      ----------    ----------     ----------
  Net Realized Gain (Loss)                            (108,252)        896,912       (68,582)     3,059,176
                                                    ----------      ----------    ----------     ----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                                       1,316,513       6,848,009     1,190,477      2,015,291
    Futures Contracts                                       --              --            --             --
    Translation of Assets and Liabilities
       Denominated in Foreign Currencies                  (314)            (16)           --         (2,597)
                                                    ----------      ----------    ----------     ----------
  Net Change in Unrealized
    Appreciation (Depreciation)                      1,316,199       6,847,993     1,190,477      2,012,694
                                                    ----------      ----------    ----------     ----------
  Net Gain (Loss) on Investments                     1,207,947       7,744,905     1,121,895      5,071,870
                                                    ----------      ----------    ----------     ----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations                $1,159,961      $7,640,147    $1,136,463     $5,231,675
                                                    ==========      ==========    ==========     ==========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                     ASAF          ASAF           ASAF           ASAF
                                                  FEDERATED     OPPENHEIMER    LORD ABBETT       JANUS
                                                  HIGH YIELD     LARGE-CAP     GROWTH AND      OVERSEAS
                                                     BOND         GROWTH         INCOME         GROWTH
                                                     FUND          FUND           FUND           FUND
                                                  ----------    -----------    -----------    -----------
INVESTMENT INCOME:
  Interest                                        $3,239,325    $    13,509    $   90,321     $   311,987
  Dividends                                           81,660         61,748       460,763         274,045
  Foreign Taxes Withheld                                  --             --          (904)        (26,774)
                                                  ----------    -----------    ----------     -----------
       Total Investment Income                     3,320,985         75,257       550,180         559,258
                                                  ----------    -----------    ----------     -----------
EXPENSES:
  Advisory Fees                                      246,283        146,741       257,140         441,228
  Shareholder Servicing Fees                          94,264         77,925        96,907         131,446
  Administration and Accounting Fees                  55,902         27,758        44,759          56,605
  Custodian Fees                                       4,614          6,946         8,137         108,228
  Distribution Fees -- Class A                        26,138         10,128        22,993          44,158
  Distribution Fees -- Class B                       173,643         60,573        95,635         142,058
  Distribution Fees -- Class C                        44,939         18,998        41,218          88,119
  Distribution Fees -- Class X                        80,968         44,026        74,302          82,624
  Professional Fees                                    7,644          3,149         5,557           8,568
  Organization Costs                                   6,403             --            --              --
  Directors' Fees                                      2,703          1,123         1,974           3,034
  Registration Fees                                   35,110         28,232        33,040          39,238
  Miscellaneous Expenses                              21,032          2,902         4,392           8,030
                                                  ----------    -----------    ----------     -----------
       Total Expenses                                799,643        428,501       686,054       1,153,336
       Less: Reimbursement of Expenses by
         Investment Manager                         (122,122)       (95,538)     (117,625)       (114,478)
         Waiver of Fees by Investment Manager             --        (12,228)      (51,428)        (40,114)
                                                  ----------    -----------    ----------     -----------
       Net Expenses                                  677,521        320,735       517,001         998,744
                                                  ----------    -----------    ----------     -----------
Net Investment Income (Loss)                       2,643,464       (245,478)       33,179        (439,486)
                                                  ----------    -----------    ----------     -----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     ASAF          ASAF           ASAF           ASAF
                                                  FEDERATED     OPPENHEIMER    LORD ABBETT       JANUS
                                                  HIGH YIELD     LARGE-CAP     GROWTH AND      OVERSEAS
                                                     BOND         GROWTH         INCOME         GROWTH
                                                     FUND          FUND           FUND           FUND
                                                  ----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                       (57,561)     3,753,772      (651,265)     (1,282,724)
    Futures Contracts                                     --             --            --              --
    Written Options Contracts                             --             --            --              --
    Foreign Currency Transactions                         --             --            --         (41,647)
                                                  ----------    -----------    ----------     -----------
  Net Realized Gain (Loss)                           (57,561)     3,753,772      (651,265)     (1,324,371)
                                                  ----------    -----------    ----------     -----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                                     4,067,803        594,221     9,549,528       9,437,649
    Futures Contracts                                     --             --            --              --
    Translation of Assets and Liabilities
       Denominated in Foreign Currencies                  --             --            --         849,729
                                                  ----------    -----------    ----------     -----------
  Net Change in Unrealized
    Appreciation (Depreciation)                    4,067,803        594,221     9,549,528      10,287,378
                                                  ----------    -----------    ----------     -----------
  Net Gain (Loss) on Investments                   4,010,242      4,347,993     8,898,263       8,963,007
                                                  ----------    -----------    ----------     -----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations              $6,653,706    $ 4,102,515    $8,931,442     $ 8,523,521
                                                  ==========    ===========    ==========     ===========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                ASAF          ASAF
                                                                 ASAF        NEUBERGER     NEUBERGER
                                                                MARSICO        BERMAN        BERMAN
                                                                CAPITAL       MID-CAP       MID-CAP
                                                                GROWTH         GROWTH        VALUE
                                                                 FUND           FUND          FUND
                                                              -----------    ----------    ----------
INVESTMENT INCOME:
  Interest                                                    $   453,910    $   34,905    $   22,897
  Dividends                                                       433,789         7,918        84,046
  Foreign Taxes Withheld                                               --            --            --
                                                              -----------    ----------    ----------
       Total Investment Income                                    887,699        42,823       106,943
                                                              -----------    ----------    ----------
EXPENSES:
  Advisory Fees                                                   719,272        58,687        43,333
  Shareholder Servicing Fees                                      167,865        64,824        63,156
  Administration and Accounting Fees                               72,084        18,500        18,499
  Custodian Fees                                                    3,721           248           248
  Distribution Fees -- Class A                                     67,377         7,113         4,219
  Distribution Fees -- Class B                                    323,782        25,774        23,958
  Distribution Fees -- Class C                                    175,528        15,088         9,744
  Distribution Fees -- Class X                                     85,208        10,120         6,007
  Professional Fees                                                12,064         1,098           809
  Organization Costs                                                   --            --            --
  Directors' Fees                                                   5,153           466           355
  Registration Fees                                                46,059        12,592        11,631
  Miscellaneous Expenses                                           14,191         4,333         3,976
                                                              -----------    ----------    ----------
       Total Expenses                                           1,692,304       218,843       185,935
       Less: Reimbursement of
         Expenses by Investment Manager                          (141,318)      (79,240)      (81,822)
         Waiver of Fees by Investment Manager                          --            --            --
                                                              -----------    ----------    ----------
       Net Expenses                                             1,550,986       139,603       104,113
                                                              -----------    ----------    ----------
Net Investment Income (Loss)                                     (663,287)      (96,780)        2,830
                                                              -----------    ----------    ----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                ASAF          ASAF
                                                                 ASAF        NEUBERGER     NEUBERGER
                                                                MARSICO        BERMAN        BERMAN
                                                                CAPITAL       MID-CAP       MID-CAP
                                                                GROWTH         GROWTH        VALUE
                                                                 FUND           FUND          FUND
                                                              -----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                                  6,697,904      (960,371)      471,814
    Futures Contracts                                                  --            --            --
    Written Options Contracts                                     127,734            --            --
    Foreign Currency Transactions                                       6            --            --
                                                              -----------    ----------    ----------
  Net Realized Gain (Loss)                                      6,825,644      (960,371)      471,814
                                                              -----------    ----------    ----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                                                 31,672,099     2,415,570     1,466,205
    Futures Contracts                                                  --            --            --
    Translation of Assets and Liabilities
       Denominated in Foreign Currencies                               --            --            --
                                                              -----------    ----------    ----------
  Net Change in Unrealized
    Appreciation (Depreciation)                                31,672,099     2,415,570     1,466,205
                                                              -----------    ----------    ----------
  Net Gain (Loss) on Investments                               38,497,743     1,455,199     1,938,019
                                                              -----------    ----------    ----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations                          $37,834,456    $1,358,419    $1,940,849
                                                              ===========    ==========    ==========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             ASAF            ASAF           ASAF           ASAF           ASAF
                                         T. ROWE PRICE       JANUS         INVESCO         TOTAL          JPM
                                         INTERNATIONAL      CAPITAL        EQUITY         RETURN         MONEY
                                            EQUITY          GROWTH         INCOME          BOND          MARKET
                                             FUND            FUND           FUND           FUND           FUND
                                         -------------    -----------    -----------    -----------    ----------
INVESTMENT INCOME:
  Investment Income from
    Corresponding Portfolios of
    American Skandia Master Trust:
    Interest                              $   12,521      $ 1,328,407    $   686,424    $ 2,234,557    $1,340,091
    Dividends                                125,449          485,983        486,035             --            --
    Foreign Taxes Withheld                   (17,613)         (23,013)            --             --            --
                                          ----------      -----------    -----------    -----------    ----------
       Total Investment Income               120,357        1,791,377      1,172,459      2,234,557     1,340,091
       Expenses from Corresponding
         Portfolios of American
         Skandia Master Trust               (136,153)      (1,939,383)      (360,756)      (271,217)     (167,429)
                                          ----------      -----------    -----------    -----------    ----------
       Net Investment Income (Loss)
         from Corresponding
         Portfolios of American
         Skandia Master Trust                (15,796)        (148,006)       811,703      1,963,340     1,172,662
                                          ----------      -----------    -----------    -----------    ----------
EXPENSES:
  Shareholder Servicing Fees                  72,584          296,436        123,216         83,544        86,660
  Administration and Accounting Fees          15,001           30,000         29,000         29,000        15,199
  Distribution Fees -- Class A                 5,987          163,279         34,909         22,347        29,677
  Distribution Fees -- Class B                21,504          813,024        150,941        160,926       104,409
  Distribution Fees -- Class C                13,847          306,342         66,392         62,917        48,020
  Distribution Fees -- Class X                29,090          322,216        113,299         72,631        61,972
  Professional Fees                            1,126           26,727          5,916          5,024         4,097
  Organization Costs                           6,052            6,052          6,052          6,052         6,052
  Directors' Fees                                603           12,785          3,094          2,582         2,085
  Registration Fees                           19,320           94,604         35,589         35,142        32,227
  Miscellaneous Expenses                         841           26,502          5,344          5,017         4,147
                                          ----------      -----------    -----------    -----------    ----------
       Total Expenses                        185,955        2,097,967        573,752        485,182       394,545
                                          ----------      -----------    -----------    -----------    ----------
       Less: Reimbursement of
         Expenses by Investment
         Manager                            (129,415)        (310,721)      (148,494)      (130,540)      (44,141)
                                          ----------      -----------    -----------    -----------    ----------
Net Investment Income (Loss)                 (72,336)      (1,935,252)       386,445      1,608,698       822,258
                                          ----------      -----------    -----------    -----------    ----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF            ASAF           ASAF           ASAF           ASAF
                                         T. ROWE PRICE       JANUS         INVESCO         TOTAL          JPM
                                         INTERNATIONAL      CAPITAL        EQUITY         RETURN         MONEY
                                            EQUITY          GROWTH         INCOME          BOND          MARKET
                                             FUND            FUND           FUND           FUND           FUND
                                         -------------    -----------    -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS FROM CORRESPONDING
  PORTFOLIOS OF AMERICAN SKANDIA
  MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                              (173,981)        (416,189)     1,299,847       (350,758)        2,708
    Futures Contracts                             --               --             --       (616,696)           --
    Written Options Contracts                     --               --             --         34,319            --
    Foreign Currency Transactions             (7,745)          (5,428)            --         (8,260)           --
                                          ----------      -----------    -----------    -----------    ----------
  Net Realized Gain (Loss)                  (181,726)        (421,617)     1,299,847       (941,395)        2,708
                                          ----------      -----------    -----------    -----------    ----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                             2,000,630       95,443,578     10,141,486       (774,869)           --
    Futures Contracts                             --               --             --        (14,431)           --
    Written Options Contracts                     --               --             --         37,162            --
    Translation of Assets and
       Liabilities Denominated in
       Foreign
       Currencies                             (1,231)              (7)            --        (22,128)           --
                                          ----------      -----------    -----------    -----------    ----------
  Net Change in Unrealized
    Appreciation (Depreciation)            1,999,399       95,443,571     10,141,486       (774,266)           --
                                          ----------      -----------    -----------    -----------    ----------
  Net Gain (Loss) on Investments           1,817,673       95,021,954     11,441,333     (1,715,661)        2,708
                                          ----------      -----------    -----------    -----------    ----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations      $1,745,337      $93,086,702    $11,827,778    $  (106,963)   $  824,966
                                          ==========      ===========    ===========    ===========    ==========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         ASAF FOUNDERS
                                         INTERNATIONAL                     ASAF JANUS                     ASAF T. ROWE
                                             SMALL                         SMALL-CAP                       PRICE SMALL
                                         CAPITALIZATION                      GROWTH                       COMPANY VALUE
                                              FUND                            FUND                            FUND
                                  ----------------------------   ------------------------------   -----------------------------
                                    SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                      ENDED        YEAR ENDED         ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                  APRIL 30, 1999   OCTOBER 31,    APRIL 30, 1999    OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                   (UNAUDITED)        1998         (UNAUDITED)         1998        (UNAUDITED)         1998
                                  --------------   -----------   ----------------   -----------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)      $  (47,986)    $  (21,602)     $  (104,758)     $   (57,296)   $    14,568     $   (46,776)
  Net Realized Gain (Loss) on
    Investments                       (108,252)      (203,090)         896,912         (860,753)       (68,582)       (373,253)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments                   1,316,199        (55,153)       6,847,993           50,611      1,190,477      (5,500,322)
                                    ----------     ----------      -----------      -----------    -----------     -----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations                         1,159,961       (279,845)       7,640,147         (867,438)     1,136,463      (5,920,351)
                                    ----------     ----------      -----------      -----------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                 --           (452)              --               --        (27,464)           (181)
    Class B                                 --           (125)              --               --             --            (114)
    Class C                                 --            (62)              --               --             --             (35)
    Class X                                 --           (180)              --               --             --             (92)
  In Excess of Net Investment
    Income:
    Class A                                 --            (74)              --               --             --          (4,193)
    Class B                                 --            (20)              --               --             --          (2,624)
    Class C                                 --            (10)              --               --             --            (814)
    Class X                                 --            (29)              --               --             --          (2,136)
  From Net Realized Gains:
    Class A                                 --             --               --               --             --              --
    Class B                                 --             --               --               --             --              --
    Class C                                 --             --               --               --             --              --
    Class X                                 --             --               --               --             --              --
                                    ----------     ----------      -----------      -----------    -----------     -----------
Total Distributions                         --           (952)              --               --        (27,464)        (10,189)
                                    ----------     ----------      -----------      -----------    -----------     -----------
CAPITAL SHARE TRANSACTIONS (NOTE
  4):
  Net Increase in Net Assets
    from Capital Share
    Transactions                     1,908,856      5,208,868       28,206,764       10,639,455     12,687,862      44,422,288
                                    ----------     ----------      -----------      -----------    -----------     -----------
Net Increase in Net Assets           3,068,817      4,928,071       35,846,911        9,772,017     13,796,861      38,491,748
NET ASSETS:
  Beginning of Period                5,548,877        620,806       10,661,100          889,083     41,004,854       2,513,106
                                    ----------     ----------      -----------      -----------    -----------     -----------
  End of Period                     $8,617,694     $5,548,877      $46,508,011      $10,661,100    $54,801,715     $41,004,854
                                    ==========     ==========      ===========      ===========    ===========     ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                                                          ASAF
                                           AMERICAN                         ASAF                       OPPENHEIMER
                                      CENTURY STRATEGIC                  FEDERATED                      LARGE-CAP
                                           BALANCED                   HIGH YIELD BOND                     GROWTH
                                             FUND                           FUND                           FUND
                                 ----------------------------   ----------------------------   ----------------------------
                                   SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                     ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                 APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                  (UNAUDITED)        1998        (UNAUDITED)        1998        (UNAUDITED)       1998(1)
                                 --------------   -----------   --------------   -----------   --------------   -----------
FROM OPERATIONS:
  Net Investment Income (Loss)    $   159,805     $    79,418    $ 2,643,464     $ 1,488,563    $  (245,478)    $  (126,014)
  Net Realized Gain (Loss) on
    Investments                     3,059,176      (1,207,852)       (57,561)        (17,619)     3,753,772      (2,156,987)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments                  2,012,694       1,441,116      4,067,803      (2,955,623)       594,221       1,263,670
                                  -----------     -----------    -----------     -----------    -----------     -----------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                      5,231,675         312,682      6,653,706      (1,484,679)     4,102,515      (1,019,331)
                                  -----------     -----------    -----------     -----------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                           (23,243)        (11,493)      (415,877)       (230,890)            --              --
    Class B                           (20,965)         (9,726)    (1,284,368)       (635,141)            --              --
    Class C                            (9,207)         (4,525)      (334,443)       (207,080)            --              --
    Class X                           (15,582)         (9,794)      (608,776)       (415,452)            --              --
  In Excess of Net Investment
    Income:
    Class A                                --              --             --              --             --              --
    Class B                                --              --             --              --             --              --
    Class C                                --              --             --              --             --              --
    Class X                                --              --             --              --             --              --
  From Net Realized Gains:
    Class A                                --              --             --              --             --              --
    Class B                                --              --             --              --             --              --
    Class C                                --              --             --              --             --              --
    Class X                                --              --             --              --             --              --
                                  -----------     -----------    -----------     -----------    -----------     -----------
Total Distributions                   (68,997)        (35,538)    (2,643,464)     (1,488,563)            --              --
                                  -----------     -----------    -----------     -----------    -----------     -----------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net Increase in Net Assets
    from Capital Share
    Transactions                   43,635,669      20,468,469     47,846,802      44,745,185     14,439,763      20,690,453
                                  -----------     -----------    -----------     -----------    -----------     -----------
Net Increase in Net Assets         48,798,347      20,745,613     51,857,044      41,771,943     18,542,278      19,671,122
NET ASSETS:
  Beginning of Period              21,996,941       1,251,328     45,608,402       3,836,459     19,671,122              --
                                  -----------     -----------    -----------     -----------    -----------     -----------
  End of Period                   $70,795,288     $21,996,941    $97,465,446     $45,608,402    $38,213,400     $19,671,122
                                  ===========     ===========    ===========     ===========    ===========     ===========

(1) Commenced operations on December 31, 1997.
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                ASAF                           ASAF
                                                            LORD ABBETT                       JANUS
                                                               GROWTH                        OVERSEAS
                                                             AND INCOME                       GROWTH
                                                                FUND                           FUND
                                                    ----------------------------   ----------------------------
                                                      SIX MONTHS                     SIX MONTHS
                                                        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                    APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                                     (UNAUDITED)       1998(1)      (UNAUDITED)       1998(1)
                                                    --------------   -----------   --------------   -----------
FROM OPERATIONS:
  Net Investment Income (Loss)                       $    33,179     $    26,263    $   (439,486)   $   (45,889)
  Net Realized Gain (Loss) on Investments               (651,265)     (1,190,045)     (1,324,371)    (2,636,468)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                      9,549,528         938,931      10,287,378      1,140,279
                                                     -----------     -----------    ------------    -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                    8,931,442        (224,851)      8,523,521     (1,542,078)
                                                     -----------     -----------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                              (21,838)         (6,881)             --             --
    Class B                                               (7,456)         (1,202)             --             --
    Class C                                               (3,450)           (484)             --             --
    Class X                                               (6,411)         (1,389)             --             --
  In Excess of Net Investment Income:
    Class A                                                   --              --              --             --
    Class B                                                   --              --              --             --
    Class C                                                   --              --              --             --
    Class X                                                   --              --              --             --
  From Net Realized Gains:
    Class A                                                   --              --              --             --
    Class B                                                   --              --              --             --
    Class C                                                   --              --              --             --
    Class X                                                   --              --              --             --
                                                     -----------     -----------    ------------    -----------
Total Distributions                                      (39,155)         (9,956)             --             --
                                                     -----------     -----------    ------------    -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net Increase in Net Assets from Capital Share
    Transactions                                      35,690,442      32,886,035      70,250,884     46,499,096
                                                     -----------     -----------    ------------    -----------
Net Increase in Net Assets                            44,582,729      32,651,228      78,774,405     44,957,018
NET ASSETS:
  Beginning of Period                                 32,651,228              --      44,957,018             --
                                                     -----------     -----------    ------------    -----------
  End of Period                                      $77,233,957     $32,651,228    $123,731,423    $44,957,018
                                                     ===========     ===========    ============    ===========

(1) Commenced operations on December 31, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                               ASAF                            ASAF                            ASAF
                                             MARSICO                     NEUBERGER BERMAN                NEUBERGER BERMAN
                                          CAPITAL GROWTH                  MID-CAP GROWTH                   MID-CAP VALUE
                                               FUND                            FUND                            FUND
                                   ----------------------------   ------------------------------   -----------------------------
                                     SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                       ENDED        YEAR ENDED         ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                   APRIL 30, 1999   OCTOBER 31,    APRIL 30, 1999    OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                    (UNAUDITED)       1998(2)       (UNAUDITED)        1998(2)      (UNAUDITED)       1998(2)
                                   --------------   -----------   ----------------   -----------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)      $   (663,287)   $    14,303     $   (96,780)     $   (1,506)    $     2,830      $    1,431
  Net Realized Gain (Loss) on
    Investments                        6,825,644       (949,883)       (960,371)         94,129         471,814           1,518
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments                    31,672,099      2,185,679       2,415,570         227,047       1,466,205          80,561
                                    ------------    -----------     -----------      ----------     -----------      ----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations                          37,834,456      1,250,099       1,358,419         319,670       1,940,849          83,510
                                    ------------    -----------     -----------      ----------     -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                              (14,303)            --              --              --          (3,301)             --
    Class B                                   --             --              --              --          (3,563)             --
    Class C                                   --             --              --              --          (1,574)             --
    Class X                                   --             --              --              --            (859)             --
  In Excess of Net Investment
    Income:
    Class A                                   --             --              --              --              --              --
    Class B                                   --             --              --              --              --              --
    Class C                                   --             --              --              --              --              --
    Class X                                   --             --              --              --              --              --
  From Net Realized Gains:
    Class A                                   --             --         (20,483)             --            (237)             --
    Class B                                   --             --         (34,595)             --            (761)             --
    Class C                                   --             --         (22,944)             --            (336)             --
    Class X                                   --             --         (16,107)             --            (162)             --
                                    ------------    -----------     -----------      ----------     -----------      ----------
Total Distributions                      (14,303)            --         (94,129)             --         (10,793)             --
                                    ------------    -----------     -----------      ----------     -----------      ----------
CAPITAL SHARE TRANSACTIONS (NOTE
  4):
  Net Increase in Net Assets from
    Capital Share Transactions       215,507,810     40,538,469      21,488,416       2,670,718      12,006,969       3,811,040
                                    ------------    -----------     -----------      ----------     -----------      ----------
Net Increase in Net Assets           253,327,963     41,788,568      22,752,706       2,990,388      13,937,025       3,894,550
NET ASSETS:
  Beginning of Period                 41,788,568             --       2,990,388              --       3,894,550              --
                                    ------------    -----------     -----------      ----------     -----------      ----------
  End of Period                     $295,116,531    $41,788,568     $25,743,094      $2,990,388     $17,831,575      $3,894,550
                                    ============    ===========     ===========      ==========     ===========      ==========

(2) Commenced operations on August 19, 1998.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          ASAF                           ASAF                            ASAF
                                     T. ROWE PRICE                       JANUS                         INVESCO
                                  INTERNATIONAL EQUITY              CAPITAL GROWTH                  EQUITY INCOME
                                          FUND                           FUND                            FUND
                              ----------------------------   -----------------------------   ----------------------------
                                SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                  ENDED        YEAR ENDED        ENDED         YEAR ENDED        ENDED        YEAR ENDED
                              APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,    APRIL 30, 1999   OCTOBER 31,
                               (UNAUDITED)        1998        (UNAUDITED)         1998        (UNAUDITED)        1998
                              --------------   -----------   --------------   ------------   --------------   -----------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                     $   (72,336)    $   (43,968)   $ (1,935,252)   $   (334,631)   $    386,445    $   346,202
  Net Realized Gain (Loss)
    on Investments                (181,726)        (67,792)       (421,617)     (4,945,536)      1,299,847       (517,156)
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                  1,999,399          25,778      95,443,571      14,298,404      10,141,486      2,038,173
                               -----------     -----------    ------------    ------------    ------------    -----------
  Net Increase (Decrease) in
    Net Assets Resulting
    from Operations              1,745,337         (85,982)     93,086,702       9,018,237      11,827,778      1,867,219
                               -----------     -----------    ------------    ------------    ------------    -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From Net Investment
    Income:
    Class A                        (13,643)             --              --          (3,261)        (75,395)       (38,382)
    Class B                         (6,565)             --              --          (1,754)        (93,600)       (49,590)
    Class C                         (4,600)             --              --            (551)        (40,520)       (19,657)
    Class X                         (9,863)             --              --          (1,648)        (77,741)       (53,610)
  In Excess of Net
    Investment Income:
    Class A                             --              --              --          (2,821)             --             --
    Class B                             --              --              --          (1,518)             --             --
    Class C                             --              --              --            (476)             --             --
    Class X                             --              --              --          (1,426)             --             --
  From Net Realized Gains:
    Class A                             --              --              --              --              --             --
    Class B                             --              --              --              --              --             --
    Class C                             --              --              --              --              --             --
    Class X                             --              --              --              --              --             --
                               -----------     -----------    ------------    ------------    ------------    -----------
Total Distributions                (34,671)             --              --         (13,455)       (287,256)      (161,239)
                               -----------     -----------    ------------    ------------    ------------    -----------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net Increase in Net Assets
    from Capital Share
    Transactions                 4,718,451      10,953,519     459,204,414     126,069,978      47,620,456     48,599,599
                               -----------     -----------    ------------    ------------    ------------    -----------
Net Increase in Net Assets       6,429,117      10,867,537     552,291,116     135,074,760      59,160,978     50,305,579
NET ASSETS:
  Beginning of Period           12,428,718       1,561,181     139,425,109       4,350,349      53,614,176      3,308,597
                               -----------     -----------    ------------    ------------    ------------    -----------
  End of Period                $18,857,835     $12,428,718    $691,716,225    $139,425,109    $112,775,154    $53,614,176
                               ===========     ===========    ============    ============    ============    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                ASAF                           ASAF
                                                               TOTAL                           JPM
                                                            RETURN BOND                    MONEY MARKET
                                                                FUND                           FUND
                                                    ----------------------------   ----------------------------
                                                      SIX MONTHS                     SIX MONTHS
                                                        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                    APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                                     (UNAUDITED)        1998        (UNAUDITED)        1998
                                                    --------------   -----------   --------------   -----------
FROM OPERATIONS:
  Net Investment Income (Loss)                       $  1,608,698    $   604,031    $   822,258     $   521,976
  Net Realized Gain (Loss) on Investments                (941,395)       371,331          2,708            (666)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                        (774,266)       235,283             --              --
                                                     ------------    -----------    -----------     -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                      (106,963)     1,210,645        824,966         521,310
                                                     ------------    -----------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                              (230,752)       (81,710)      (200,708)       (105,287)
    Class B                                              (743,077)      (203,491)      (301,606)       (132,858)
    Class C                                              (293,152)      (142,796)      (139,027)        (78,804)
    Class X                                              (341,675)      (178,399)      (180,840)       (205,027)
  In Excess of Net Investment Income:
    Class A                                                    --             --             --              --
    Class B                                                    --             --             --              --
    Class C                                                    --             --             --              --
    Class X                                                    --             --             --              --
  From Net Realized Gains:
    Class A                                               (41,477)           (35)            --              (4)
    Class B                                              (174,235)           (98)            --             (10)
    Class C                                               (68,227)           (43)            --              (4)
    Class X                                               (87,105)          (111)            --              (7)
                                                     ------------    -----------    -----------     -----------
Total Distributions                                    (1,979,700)      (606,683)      (822,181)       (522,001)
                                                     ------------    -----------    -----------     -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net Increase in Net Assets from Capital Share
    Transactions                                       58,435,336     42,508,563     38,432,692      41,796,215
                                                     ------------    -----------    -----------     -----------
Net Increase in Net Assets                             56,348,673     43,112,525     38,435,477      41,795,524
NET ASSETS:
  Beginning of Period                                  44,296,202      1,183,677     43,354,055       1,558,531
                                                     ------------    -----------    -----------     -----------
  End of Period                                      $100,644,875    $44,296,202    $81,789,532     $43,354,055
                                                     ============    ===========    ===========     ===========

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                 Increase (Decrease) from
                                                                   Investment Operations
                                              Net Asset  -----------------------------------------
                                                Value         Net        Net Realized   Total from
                                   Period     Beginning   Investment     & Unrealized   Investment
                                   Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                  --------    ---------  -------------   ------------   ----------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
-------------------------------
-------------------------------
 Class A                          04/30/99*    $ 10.27      $(0.05)         $ 1.89        $ 1.84
                                  10/31/98        9.87       (0.02)           0.45          0.43
                                  10/31/97(1)    10.00        0.05           (0.18)        (0.13)
  Class B                         04/30/99*      10.23       (0.08)           1.89          1.81
                                  10/31/98        9.85       (0.08)           0.46          0.38
                                  10/31/97(1)    10.00        0.04           (0.19)        (0.15)
  Class C                         04/30/99*      10.22       (0.08)           1.89          1.81
                                  10/31/98        9.86       (0.08)           0.44          0.36
                                  10/31/97(1)    10.00        0.04           (0.18)        (0.14)
  Class X                         04/30/99*      10.21       (0.08)           1.90          1.82
                                  10/31/98        9.84       (0.08)           0.45          0.37
                                  10/31/97(1)    10.00        0.04           (0.20)        (0.16)
ASAF JANUS SMALL-CAP
GROWTH FUND:
-------------------------------
-------------------------------
 Class A                          04/30/99*    $  9.11      $(0.03)         $ 3.78        $ 3.75
                                  10/31/98        9.94       (0.07)          (0.76)        (0.83)
                                  10/31/97(1)    10.00       (0.03)          (0.03)        (0.06)
  Class B                         04/30/99*       9.04       (0.06)           3.75          3.69
                                  10/31/98        9.93       (0.12)          (0.77)        (0.89)
                                  10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
  Class C                         04/30/99*       9.06       (0.06)           3.75          3.69
                                  10/31/98        9.94       (0.10)          (0.78)        (0.88)
                                  10/31/97(1)    10.00       (0.04)          (0.02)        (0.06)
  Class X                         04/30/99*       9.06       (0.06)           3.75          3.69
                                  10/31/98        9.93       (0.11)          (0.76)        (0.87)
                                  10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND:
-------------------------------
-------------------------------
 Class A                          04/30/99*    $  8.85      $ 0.02          $ 0.22        $ 0.24
                                  10/31/98       10.46        0.04           (1.62)        (1.58)
                                  10/31/97(1)    10.00        0.02            0.44          0.46
  Class B                         04/30/99*       8.80          --            0.22          0.22
                                  10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                  10/31/97(1)    10.00          --            0.44          0.44
  Class C                         04/30/99*       8.80          --            0.21          0.21
                                  10/31/98       10.45       (0.02)          (1.62)        (1.64)
                                  10/31/97(1)    10.00          --            0.45          0.45
  Class X                         04/30/99*       8.80          --            0.21          0.21
                                  10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                  10/31/97(1)    10.00          --            0.44          0.44
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
-------------------------------
-------------------------------
 Class A                          04/30/99*    $ 10.89      $ 0.09          $ 1.71        $ 1.80
                                  10/31/98        9.99        0.15            0.84          0.99
                                  10/31/97(1)    10.00        0.04           (0.05)        (0.01)
  Class B                         04/30/99*      10.86        0.05            1.71          1.76
                                  10/31/98        9.96        0.09            0.85          0.94
                                  10/31/97(1)    10.00        0.02           (0.06)        (0.04)
  Class C                         04/30/99*      10.87        0.05            1.70          1.75
                                  10/31/98        9.98        0.09            0.84          0.93
                                  10/31/97(1)    10.00        0.02           (0.04)        (0.02)
  Class X                         04/30/99*      10.85        0.04            1.72          1.76
                                  10/31/98        9.96        0.09            0.84          0.93
                                  10/31/97(1)    10.00        0.02           (0.06)        (0.04)


                                           Less Distributions
                                  -------------------------------------
                                   From Net     In Excess of     From
                                  Investment   Net Investment   Capital
                                    Income         Income        Gains
                                  ----------   --------------   -------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
-------------------------------
-------------------------------
 Class A                            $   --         $   --        $  --
                                     (0.03)            --           --
                                        --             --           --
  Class B                               --             --           --
                                        --             --           --
                                        --             --           --
  Class C                               --             --           --
                                        --             --           --
                                        --             --           --
  Class X                               --             --           --
                                        --             --           --
                                        --             --           --
ASAF JANUS SMALL-CAP
GROWTH FUND:
-------------------------------
-------------------------------
 Class A                            $   --         $   --        $  --
                                        --             --           --
                                        --             --           --
  Class B                               --             --           --
                                        --             --           --
                                        --             --           --
  Class C                               --             --           --
                                        --             --           --
                                        --             --           --
  Class X                               --             --           --
                                        --             --           --
                                        --             --           --
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND:
-------------------------------
-------------------------------
 Class A                            $(0.03)        $   --        $  --
                                        --          (0.03)          --
                                        --             --           --
  Class B                               --             --           --
                                        --          (0.01)          --
                                        --             --           --
  Class C                               --             --           --
                                        --          (0.01)          --
                                        --             --           --
  Class X                               --             --           --
                                        --          (0.01)          --
                                        --             --           --
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
-------------------------------
-------------------------------
 Class A                            $(0.05)        $   --        $  --
                                     (0.09)            --           --
                                        --             --           --
  Class B                            (0.02)            --           --
                                     (0.04)            --           --
                                        --             --           --
  Class C                            (0.02)            --           --
                                     (0.04)            --           --
                                        --             --           --
  Class X                            (0.02)            --           --
                                     (0.04)            --           --
                                        --             --           --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                  Ratios of Expenses
                                            Supplemental Data                    to Average Net Assets
                                  -------------------------------------   -----------------------------------
                    Net Asset                 Net Assets at   Portfolio
      Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
  Distributions   End of Period   Return(2)    (In 000's)       Rate      Reimbursement(3)   Reimbursement(3)
  -------------   -------------   ---------   -------------   ---------   ----------------   ----------------
     $   --          $12.11         17.92%       $ 1,224         17%            2.10%               5.17%
      (0.03)          10.27          4.32%           886         49%            2.10%               9.20%
         --            9.87         (1.30%)          106         --             2.10%             136.49%
         --           12.04         17.69%         2,541         17%            2.60%               5.67%
         --           10.23          3.90%         1,387         49%            2.60%               9.80%
         --            9.85         (1.50%)          230         --             2.60%              90.64%
         --           12.03         17.71%         1,410         17%            2.60%               5.68%
         --           10.22          3.69%           872         49%            2.60%               9.72%
         --            9.86         (1.40%)           79         --             2.60%              55.02%
         --           12.03         17.83%         3,443         17%            2.60%               5.67%
         --           10.21          3.80%         2,404         49%            2.60%               9.58%
         --            9.84         (1.60%)          206         --             2.60%              54.45%
     $   --          $12.86         41.32%       $12,808         74%            1.70%               2.75%
         --            9.11         (8.45%)        1,801         94%            1.70%               6.38%
         --            9.94         (0.60%)          193         --             1.70%             105.48%
         --           12.73         40.82%        15,747         74%            2.20%               3.28%
         --            9.04         (8.96%)        2,685         94%            2.20%               6.86%
         --            9.93         (0.70%)          353         --             2.20%              57.99%
         --           12.75         40.73%         8,875         74%            2.20%               3.32%
         --            9.06         (8.85%)        2,090         94%            2.20%               6.60%
         --            9.94         (0.60%)           74         --             2.20%              42.48%
         --           12.75         40.73%         9,078         74%            2.20%               3.36%
         --            9.06         (8.76%)        4,085         94%            2.20%               6.69%
         --            9.93         (0.70%)          270         --             2.20%              47.29%
     $(0.03)         $ 9.06          2.67%       $ 9,657         16%            1.75%               2.63%
      (0.03)           8.85        (15.13%)        7,155          4%            1.75%               3.51%
         --           10.46          4.60%           383         --             1.75%              54.47%
         --            9.02          2.50%        19,836         16%            2.25%               3.15%
      (0.01)           8.80        (15.63%)       13,184          4%            2.25%               4.03%
         --           10.44          4.40%         1,155         --             2.25%              30.14%
         --            9.01          2.39%        11,664         16%            2.25%               3.14%
      (0.01)           8.80        (15.71%)        8,298          4%            2.25%               3.97%
         --           10.45          4.50%           335         --             2.25%              33.60%
         --            9.01          2.39%        13,645         16%            2.25%               3.13%
      (0.01)           8.80        (15.63%)       12,368          4%            2.25%               4.00%
         --           10.44          4.40%           640         --             2.25%              22.43%
     $(0.05)         $12.64         16.55%       $14,023         77%            1.60%               2.22%
      (0.09)          10.89          9.93%         3,359         93%            1.60%               4.32%
         --            9.99         (0.10%)          257          2%            1.60%              37.87%
      (0.02)          12.60         16.21%        30,428         77%            2.10%               2.72%
      (0.04)          10.86          9.45%         8,272         93%            2.10%               4.65%
         --            9.96         (0.40%)          381          2%            2.10%              29.90%
      (0.02)          12.60         16.10%        12,305         77%            2.10%               2.73%
      (0.04)          10.87          9.33%         3,202         93%            2.10%               4.77%
         --            9.98         (0.20%)          215          2%            2.10%              38.96%
      (0.02)          12.59         16.22%        14,039         77%            2.10%               2.73%
      (0.04)          10.85          9.34%         7,164         93%            2.10%               4.66%
         --            9.96         (0.40%)          398          2%            2.10%              26.66%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $   --               (0.95%)
      (0.03)              (0.28%)
         --                2.03%
         --               (1.45%)
         --               (0.74%)
         --                1.62%
         --               (1.46%)
         --               (0.79%)
         --                1.72%
         --               (1.44%)
         --               (0.76%)
         --                1.58%
     $   --               (0.62%)
         --               (0.75%)
         --               (1.16%)
         --               (1.13%)
         --               (1.26%)
         --               (1.73%)
         --               (1.12%)
         --               (1.13%)
         --               (1.73%)
         --               (1.08%)
         --               (1.19%)
         --               (1.70%)
     $(0.03)               0.48%
      (0.03)               0.20%
         --                0.69%
         --               (0.04%)
      (0.01)              (0.30%)
         --                0.17%
         --               (0.03%)
      (0.01)              (0.32%)
         --                0.02%
         --                0.00%
      (0.01)              (0.32%)
         --                0.19%
     $(0.05)               1.21%
      (0.09)               1.30%
         --                1.56%
      (0.02)               0.70%
      (0.04)               0.80%
         --                0.79%
      (0.02)               0.68%
      (0.04)               0.79%
         --                0.78%
      (0.02)               0.65%
      (0.04)               0.79%
         --                1.07%

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                            Increase (Decrease) from
                                                              Investment Operations
                                         Net Asset  -----------------------------------------
                                           Value         Net        Net Realized   Total from
                              Period     Beginning   Investment     & Unrealized   Investment
                              Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                             --------    ---------  -------------   ------------   ----------
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------
---------------------------
 Class A                     04/30/99*    $  9.38      $ 0.39          $ 0.65        $ 1.04
                             10/31/98        9.93        0.74           (0.55)         0.19
                             10/31/97(1)    10.00        0.05           (0.07)        (0.02)
  Class B                    04/30/99*       9.39        0.37            0.65          1.02
                             10/31/98        9.93        0.69           (0.54)         0.15
                             10/31/97(1)    10.00        0.04           (0.07)        (0.03)
  Class C                    04/30/99*       9.38        0.37            0.66          1.03
                             10/31/98        9.93        0.69           (0.55)         0.14
                             10/31/97(1)    10.00        0.03           (0.07)        (0.04)
  Class X                    04/30/99*       9.39        0.37            0.64          1.01
                             10/31/98        9.93        0.69           (0.54)         0.15
                             10/31/97(1)    10.00        0.04           (0.07)        (0.03)
ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                     04/30/99*    $ 10.44      $(0.08)         $ 2.09        $ 2.01
                             10/31/98(4)    10.00       (0.10)           0.54          0.44
  Class B                    04/30/99*      10.43       (0.11)           2.09          1.98
                             10/31/98(4)    10.00       (0.14)           0.57          0.43
  Class C                    04/30/99*      10.40       (0.11)           2.08          1.97
                             10/31/98(4)    10.00       (0.14)           0.54          0.40
  Class X                    04/30/99*      10.41       (0.11)           2.08          1.97
                             10/31/98(4)    10.00       (0.14)           0.55          0.41
ASAF LORD ABBETT
GROWTH AND INCOME FUND:
---------------------------
---------------------------
 Class A                     04/30/99*    $ 10.52      $ 0.03          $ 1.93        $ 1.96
                             10/31/98(4)    10.00        0.05            0.50          0.55
  Class B                    04/30/99*      10.53          --            1.94          1.94
                             10/31/98(4)    10.00        0.01            0.52          0.53
  Class C                    04/30/99*      10.51          --            1.94          1.94
                             10/31/98(4)    10.00        0.01            0.50          0.51
  Class X                    04/30/99*      10.52          --            1.94          1.94
                             10/31/98(4)    10.00        0.01            0.51          0.52
ASAF JANUS
OVERSEAS GROWTH FUND:
---------------------------
---------------------------
 Class A                     04/30/99*    $ 10.55      $(0.04)         $ 1.51        $ 1.47
                             10/31/98(4)    10.00        0.01            0.54          0.55
  Class B                    04/30/99*      10.51       (0.07)           1.50          1.43
                             10/31/98(4)    10.00       (0.04)           0.55          0.51
  Class C                    04/30/99*      10.52       (0.07)           1.50          1.43
                             10/31/98(4)    10.00       (0.04)           0.56          0.52
  Class X                    04/30/99*      10.50       (0.07)           1.50          1.43
                             10/31/98(4)    10.00       (0.04)           0.54          0.50


                                        Less Distributions
                            ------------------------------------------
                             From Net     In Excess of
                            Investment   Net Investment   From Capital
                              Income         Income          Gains
                            ----------   --------------   ------------
ASAF FEDERATED
HIGH YIELD BOND FUND:
--------------------------
--------------------------
 Class A                      $(0.39)        $   --          $   --
                               (0.74)            --              --
                               (0.05)            --              --
  Class B                      (0.37)            --              --
                               (0.69)            --              --
                               (0.04)            --              --
  Class C                      (0.37)            --              --
                               (0.69)            --              --
                               (0.03)            --              --
  Class X                      (0.37)            --              --
                               (0.69)            --              --
                               (0.04)            --              --
ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND:
--------------------------
--------------------------
 Class A                      $   --         $   --          $   --
                                  --             --              --
  Class B                         --             --              --
                                  --             --              --
  Class C                         --             --              --
                                  --             --              --
  Class X                         --             --              --
                                  --             --              --
ASAF LORD ABBETT
GROWTH AND INCOME FUND:
--------------------------
--------------------------
 Class A                      $(0.03)        $   --          $   --
                               (0.03)            --              --
  Class B                      (0.01)            --              --
                                  --             --              --
  Class C                      (0.01)            --              --
                                  --             --              --
  Class X                      (0.01)            --              --
                                  --             --              --
ASAF JANUS
OVERSEAS GROWTH FUND:
--------------------------
--------------------------
 Class A                      $   --         $   --          $   --
                                  --             --              --
  Class B                         --             --              --
                                  --             --              --
  Class C                         --             --              --
                                  --             --              --
  Class X                         --             --              --
                                  --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                  Ratios of Expenses
                                            Supplemental Data                    to Average Net Assets
                                  -------------------------------------   -----------------------------------
                    Net Asset                 Net Assets at   Portfolio
      Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
  Distributions   End of Period   Return(2)    (In 000's)       Rate      Reimbursement(3)   Reimbursement(3)
  -------------   -------------   ---------   -------------   ---------   ----------------   ----------------

     $(0.39)         $10.03         11.24%       $15,451          11%           1.50%               1.84%
      (0.74)           9.38          1.67%         6,979          22%           1.50%               2.90%
      (0.05)           9.93         (0.23%)        2,154          11%           1.50%              30.49%
      (0.37)          10.04         10.95%        49,646          11%           2.00%               2.34%
      (0.69)           9.39          1.25%        20,495          22%           2.00%               3.32%
      (0.04)           9.93         (0.30%)          920          11%           2.00%              30.22%
      (0.37)          10.04         10.95%        12,718          11%           2.00%               2.36%
      (0.69)           9.38          1.26%         5,732          22%           2.00%               3.41%
      (0.03)           9.93         (0.36%)          206          11%           2.00%              29.26%
      (0.37)          10.03         10.85%        19,650          11%           2.00%               2.36%
      (0.69)           9.39          1.26%        12,402          22%           2.00%               3.33%
      (0.04)           9.93         (0.25%)          556          11%           2.00%              30.95%
     $   --          $12.45         19.25%       $ 5,518         195%           1.80%               2.54%
         --           10.44          4.40%         2,690         207%           1.80%               4.29%
         --           12.41         18.98%        17,411         195%           2.30%               3.05%
         --           10.43          4.30%         7,468         207%           2.30%               4.77%
         --           12.37         18.94%         5,102         195%           2.30%               3.07%
         --           10.40          4.00%         2,634         207%           2.30%               4.67%
         --           12.38         18.92%        10,182         195%           2.30%               3.05%
         --           10.41          4.10%         6,879         207%           2.30%               4.77%
     $(0.03)         $12.45         18.70%       $14,590          29%           1.60%               2.25%
      (0.03)          10.52          5.48%         5,572          42%           1.60%               3.57%
      (0.01)          12.46         18.38%        31,179          29%           2.10%               2.76%
         --           10.53          5.32%        10,710          42%           2.10%               4.06%
      (0.01)          12.44         18.42%        12,569          29%           2.10%               2.76%
         --           10.51          5.12%         5,019          42%           2.10%               4.01%
      (0.01)          12.45         18.40%        18,896          29%           2.10%               2.75%
         --           10.52          5.22%        11,350          42%           2.10%               3.98%
     $   --          $12.02         13.93%       $29,356          33%           2.10%               2.48%
         --           10.55          5.50%         8,812         101%           2.10%               4.12%
         --           11.94         13.61%        45,306          33%           2.60%               2.99%
         --           10.51          5.10%        15,339         101%           2.60%               4.58%
         --           11.95         13.59%        26,913          33%           2.60%               2.99%
         --           10.52          5.20%         9,580         101%           2.60%               4.58%
         --           11.93         13.62%        22,156          33%           2.60%               2.98%
         --           10.50          5.00%        11,226         101%           2.60%               4.60%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $(0.39)               7.96%
      (0.74)               7.42%
      (0.05)               4.76%
      (0.37)               7.40%
      (0.69)               6.90%
      (0.04)               3.15%
      (0.37)               7.44%
      (0.69)               6.96%
      (0.03)               3.55%
      (0.37)               7.52%
      (0.69)               6.96%
      (0.04)               3.65%
     $   --               (1.27%)
         --               (1.12%)
         --               (1.78%)
         --               (1.62%)
         --               (1.79%)
         --               (1.62%)
         --               (1.77%)
         --               (1.62%)
     $(0.03)               0.56%
      (0.03)               0.62%
      (0.01)               0.03%
         --                0.14%
      (0.01)               0.03%
         --                0.15%
      (0.01)               0.05%
         --                0.17%
     $   --               (0.69%)
         --                0.06%
         --               (1.20%)
         --               (0.44%)
         --               (1.21%)
         --               (0.45%)
         --               (1.22%)
         --               (0.41%)

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Commenced operations on December 31, 1997.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                             Increase (Decrease) from
                                                               Investment Operations
                                          Net Asset  -----------------------------------------
                                            Value         Net        Net Realized   Total from
                               Period     Beginning   Investment     & Unrealized   Investment
                               Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                              --------    ---------  -------------   ------------   ----------
ASAF MARSICO
CAPITAL GROWTH FUND:
----------------------------
----------------------------
 Class A                      04/30/99*    $ 10.13      $(0.03)         $ 3.52        $ 3.49
                              10/31/98(1)    10.00        0.01            0.12          0.13
  Class B                     04/30/99*      10.12       (0.06)           3.52          3.46
                              10/31/98(1)    10.00          --            0.12          0.12
  Class C                     04/30/99*      10.11       (0.06)           3.52          3.46
                              10/31/98(1)    10.00          --            0.11          0.11
  Class X                     04/30/99*      10.11       (0.06)           3.51          3.45
                              10/31/98(1)    10.00          --            0.11          0.11
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                      04/30/99*    $ 11.81      $(0.07)         $ 2.83        $ 2.76
                              10/31/98(1)    10.00       (0.01)           1.82          1.81
  Class B                     04/30/99*      11.79       (0.11)           2.82          2.71
                              10/31/98(1)    10.00       (0.01)           1.80          1.79
  Class C                     04/30/99*      11.79       (0.11)           2.83          2.72
                              10/31/98(1)    10.00       (0.01)           1.80          1.79
  Class X                     04/30/99*      11.79       (0.11)           2.82          2.71
                              10/31/98(1)    10.00       (0.01)           1.80          1.79
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                      04/30/99*    $ 10.23      $ 0.03          $ 1.89        $ 1.92
                              10/31/98(1)    10.00        0.02            0.21          0.23
  Class B                     04/30/99*      10.22          --            1.89          1.89
                              10/31/98(1)    10.00        0.01            0.21          0.22
  Class C                     04/30/99*      10.22          --            1.89          1.89
                              10/31/98(1)    10.00          --            0.22          0.22
  Class X                     04/30/99*      10.22          --            1.88          1.88
                              10/31/98(1)    10.00        0.01            0.21          0.22


                                           Less Distributions
                               ------------------------------------------
                                From Net     In Excess of
                               Investment   Net Investment   From Capital
                                 Income         Income          Gains
                               ----------   --------------   ------------
ASAF MARSICO
CAPITAL GROWTH FUND:
----------------------------
----------------------------
 Class A                         $(0.01)        $   --          $   --
                                     --             --              --
  Class B                            --             --              --
                                     --             --              --
  Class C                            --             --              --
                                     --             --              --
  Class X                            --             --              --
                                     --             --              --
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                         $   --         $   --          $(0.15)
                                     --             --              --
  Class B                            --             --           (0.15)
                                     --             --              --
  Class C                            --             --           (0.15)
                                     --             --              --
  Class X                            --             --           (0.15)
                                     --             --              --
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                         $(0.03)        $   --          $   --
                                     --             --              --
  Class B                         (0.01)            --              --
                                     --             --              --
  Class C                         (0.01)            --              --
                                     --             --              --
  Class X                         (0.01)            --              --
                                     --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                Ratios of Expenses
                                          Supplemental Data                    to Average Net Assets
                                -------------------------------------   -----------------------------------
                  Net Asset                 Net Assets at   Portfolio
    Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
Distributions   End of Period   Return(2)    (In 000's)       Rate      Reimbursement(3)   Reimbursement(3)
-------------   -------------   ---------   -------------   ---------   ----------------   ----------------
   $(0.01)         $13.61         34.59%      $ 55,760          56%           1.75%               1.94%
       --           10.13          1.20%         7,037          67%           1.75%               2.84%
       --           13.58         34.32%       137,619          56%           2.25%               2.45%
       --           10.12          1.10%        17,994          67%           2.25%               3.29%
       --           13.57         34.22%        70,880          56%           2.25%               2.45%
       --           10.11          1.10%        11,012          67%           2.25%               3.44%
       --           13.56         34.26%        30,858          56%           2.25%               2.44%
       --           10.11          1.10%         5,746          67%           2.25%               3.22%
   $(0.15)         $14.42         23.42%      $  5,414          52%           1.75%               2.95%
       --           11.81         18.00%           587         122%           1.75%               5.66%
    (0.15)          14.35         23.04%        10,706          52%           2.25%               3.44%
       --           11.79         17.80%           991         122%           2.25%              15.98%
    (0.15)          14.36         23.02%         5,897          52%           2.25%               3.47%
       --           11.79         17.90%           903         122%           2.25%              20.25%
    (0.15)          14.35         22.93%         3,726          52%           2.25%               3.52%
       --           11.79         17.90%           509         122%           2.25%              10.43%
   $(0.03)         $12.12         18.83%      $  3,667          64%           1.75%               3.43%
       --           10.23          2.30%           717           3%           1.75%               9.44%
    (0.01)          12.10         18.53%         8,584          64%           2.25%               3.95%
       --           10.22          2.20%         1,886           3%           2.25%               9.10%
    (0.01)          12.10         18.53%         3,479          64%           2.25%               3.97%
       --           10.22          2.20%           997           3%           2.25%              13.91%
    (0.01)          12.09         18.43%         2,102          64%           2.25%               3.95%
       --           10.22          2.20%           295           3%           2.25%              12.90%


               Ratio of Net Investment
    Total         Income (Loss) to
Distributions   Average Net Assets(3)
-------------  -----------------------
   $(0.01)              (0.51%)
       --                0.72%
       --               (1.02%)
       --                0.25%
       --               (1.01%)
       --                0.24%
       --               (1.02%)
       --                0.20%
   $(0.15)              (1.07%)
       --               (0.52%)
    (0.15)              (1.59%)
       --               (0.78%)
    (0.15)              (1.60%)
       --               (0.72%)
    (0.15)              (1.61%)
       --               (0.67%)
   $(0.03)               0.48%
       --                0.87%
    (0.01)              (0.03%)
       --                0.47%
    (0.01)              (0.03%)
       --                0.26%
    (0.01)              (0.04%)
       --                0.34%

(1) Commenced operations on August 19, 1998.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                             Increase (Decrease) from
                                                               Investment Operations
                                          Net Asset  -----------------------------------------
                                            Value         Net        Net Realized   Total from
                               Period     Beginning   Investment     & Unrealized   Investment
                               Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                              --------    ---------  -------------   ------------   ----------
ASAF T. ROWE PRICE
INTERNATIONAL
EQUITY FUND:
----------------------------
----------------------------
 Class A                      04/30/99**   $  9.39      $(0.01)         $ 1.13        $ 1.12
                              10/31/98        8.93       (0.02)           0.48          0.46
                              10/31/97(1)     9.74        0.01           (0.82)        (0.81)
  Class B                     04/30/99**      9.59       (0.04)           1.17          1.13
                              10/31/98        9.16       (0.07)           0.50          0.43
                              10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
  Class C                     04/30/99**      9.57       (0.05)           1.18          1.13
                              10/31/98        9.16       (0.06)           0.47          0.41
                              10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
  Class X                     04/30/99**      9.61       (0.05)           1.18          1.13
                              10/31/98        9.18       (0.07)           0.50          0.43
                              10/31/97(1)    10.00       (0.01)          (0.81)        (0.82)
ASAF JANUS
CAPITAL GROWTH FUND:
----------------------------
----------------------------
 Class A                      04/30/99**   $ 14.41      $(0.07)         $ 6.41        $ 6.34
                              10/31/98       11.40       (0.01)           3.05          3.04
                              10/31/97(1)    11.18        0.09            0.13          0.22
  Class B                     04/30/99**     12.87       (0.10)           5.70          5.60
                              10/31/98       10.19       (0.08)           2.77          2.69
                              10/31/97(1)    10.00        0.06            0.13          0.19
  Class C                     04/30/99**     12.85       (0.10)           5.68          5.58
                              10/31/98       10.19       (0.08)           2.75          2.67
                              10/31/97(1)    10.00        0.05            0.14          0.19
  Class X                     04/30/99**     12.88       (0.10)           5.71          5.61
                              10/31/98       10.20       (0.09)           2.78          2.69
                              10/31/97(1)    10.00        0.05            0.15          0.20
ASAF INVESCO
EQUITY INCOME FUND:
----------------------------
----------------------------
 Class A                      04/30/99**   $ 11.75      $ 0.09          $ 1.77        $ 1.86
                              10/31/98       10.45        0.22            1.20          1.42
                              10/31/97(1)     9.98        0.14            0.33          0.47
  Class B                     04/30/99**     11.77        0.06            1.76          1.82
                              10/31/98       10.45        0.15            1.24          1.39
                              10/31/97(1)    10.00        0.10            0.35          0.45
  Class C                     04/30/99**     11.77        0.06            1.76          1.82
                              10/31/98       10.46        0.15            1.23          1.38
                              10/31/97(1)    10.00        0.10            0.36          0.46
  Class X                     04/30/99**     11.76        0.06            1.76          1.82
                              10/31/98       10.45        0.15            1.23          1.38
                              10/31/97(1)    10.00        0.11            0.34          0.45


                                           Less Distributions
                               ------------------------------------------
                                From Net     In Excess of
                               Investment   Net Investment   From Capital
                                 Income         Income          Gains
                               ----------   --------------   ------------
ASAF T. ROWE PRICE
INTERNATIONAL
EQUITY FUND:
----------------------------
----------------------------
 Class A                        $ (0.07)        $   --          $   --
                                     --             --              --
                                     --             --              --
  Class B                         (0.02)            --              --
                                     --             --              --
                                     --             --              --
  Class C                         (0.02)            --              --
                                     --             --              --
                                     --             --              --
  Class X                         (0.02)            --              --
                                     --             --              --
                                     --             --              --
ASAF JANUS
CAPITAL GROWTH FUND:
----------------------------
----------------------------
 Class A                        $    --         $   --          $   --
                                  (0.02)         (0.01)             --
                                     --             --              --
  Class B                            --             --              --
                                  (0.01)            --              --
                                     --             --              --
  Class C                            --             --              --
                                  (0.01)            --              --
                                     --             --              --
  Class X                            --             --              --
                                  (0.01)            --              --
                                     --             --              --
ASAF INVESCO
EQUITY INCOME FUND:
----------------------------
----------------------------
 Class A                        $ (0.08)        $   --          $   --
                                  (0.12)            --              --
                                     --             --              --
  Class B                         (0.04)            --              --
                                  (0.07)            --              --
                                     --             --              --
  Class C                         (0.04)            --              --
                                  (0.07)            --              --
                                     --             --              --
  Class X                         (0.04)            --              --
                                  (0.07)            --              --
                                     --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                Ratios of Expenses
                                          Supplemental Data                   to Average Net Assets*
                                -------------------------------------   -----------------------------------
                  Net Asset                 Net Assets at   Portfolio
    Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
Distributions   End of Period   Return(2)    (In 000's)      Rate(3)    Reimbursement(4)   Reimbursement(4)
-------------   -------------   ---------   -------------   ---------   ----------------   ----------------
   $ (0.07)        $10.44         11.93%      $  3,244          12%           2.10%               3.78%
        --           9.39          5.15%         1,685          20%           2.10%               6.06%
        --           8.93         (8.32%)          218           1%           2.10%              51.87%
     (0.02)         10.70         11.76%         5,904          12%           2.60%               4.29%
        --           9.59          4.69%         3,318          20%           2.60%               6.50%
        --           9.16         (8.40%)          390           1%           2.60%              38.12%
     (0.02)         10.68         11.78%         3,459          12%           2.60%               4.29%
        --           9.57          4.48%         2,282          20%           2.60%               6.55%
        --           9.16         (8.40%)          198           1%           2.60%              33.95%
     (0.02)         10.72         11.74%         6,251          12%           2.60%               4.30%
        --           9.61          4.68%         5,144          20%           2.60%               6.54%
        --           9.18         (8.20%)          756           1%           2.60%              46.77%
   $    --         $20.75         44.00%      $133,537           7%           1.70%               1.88%
     (0.03)         14.41         26.77%        24,558          77%           1.70%               2.65%
        --          11.40          1.97%           706          83%           1.70%              26.77%
        --          18.47         43.51%       336,036           7%           2.20%               2.38%
     (0.01)         12.87         26.40%        56,582          77%           2.20%               3.14%
        --          10.19          1.90%         1,718          83%           2.20%              16.45%
        --          18.43         43.42%       127,523           7%           2.20%               2.38%
     (0.01)         12.85         26.20%        21,710          77%           2.20%               3.13%
        --          10.19          1.90%           452          83%           2.20%              15.78%
        --          18.49         43.56%        94,620           7%           2.20%               2.38%
     (0.01)         12.88         26.37%        36,575          77%           2.20%               3.16%
        --          10.20          2.00%         1,474          83%           2.20%              24.39%
   $ (0.08)        $13.53         15.85%      $ 19,820          43%           1.55%               1.92%
     (0.12)         11.75         13.64%         8,911          70%           1.55%               2.86%
        --          10.45          4.71%           471          46%           1.55%              29.14%
     (0.04)         13.55         15.53%        45,105          43%           2.05%               2.42%
     (0.07)         11.77         13.30%        18,045          70%           2.05%               3.38%
        --          10.45          4.50%         1,408          46%           2.05%              19.54%
     (0.04)         13.55         15.53%        20,191          43%           2.05%               2.42%
     (0.07)         11.77         13.19%         8,362          70%           2.05%               3.33%
        --          10.46          4.60%           255          46%           2.05%              20.89%
     (0.04)         13.54         15.54%        27,659          43%           2.05%               2.42%
     (0.07)         11.76         13.21%        18,296          70%           2.05%               3.35%
        --          10.45          4.50%         1,174          46%           2.05%              36.25%


               Ratio of Net Investment
    Total         Income (Loss) to
Distributions  Average Net Assets(4)*
-------------  -----------------------
   $ (0.07)             (0.43%)
        --              (0.16%)
        --               0.07%
     (0.02)             (0.97%)
        --              (0.70%)
        --              (0.51%)
     (0.02)             (1.04%)
        --              (0.58%)
        --              (0.53%)
     (0.02)             (1.09%)
        --              (0.68%)
        --              (0.28%)
   $    --              (0.69%)
     (0.03)             (0.24%)
        --               2.72%
        --              (1.19%)
     (0.01)             (0.74%)
        --               2.27%
        --              (1.19%)
     (0.01)             (0.75%)
        --               1.95%
        --              (1.18%)
     (0.01)             (0.76%)
        --               2.05%
   $ (0.08)              1.38%
     (0.12)              1.72%
        --               4.81%
     (0.04)              0.88%
     (0.07)              1.27%
        --               3.68%
     (0.04)              0.87%
     (0.07)              1.27%
        --               3.82%
     (0.04)              0.88%
     (0.07)              1.27%
        --               4.05%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
 * Represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
 ** Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                             Increase (Decrease) from
                                                               Investment Operations
                                          Net Asset  -----------------------------------------
                                            Value         Net        Net Realized   Total from
                               Period     Beginning   Investment     & Unrealized   Investment
                               Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                              --------    ---------  -------------   ------------   ----------
ASAF TOTAL
RETURN BOND FUND:
----------------------------
----------------------------
 Class A                      04/30/99**   $ 10.79      $ 0.33          $(0.28)       $ 0.05
                              10/31/98       10.28        0.35            0.54          0.89
                              10/31/97(1)    10.07        0.15            0.09          0.24
  Class B                     04/30/99**     10.68        0.29           (0.27)         0.02
                              10/31/98       10.16        0.31            0.53          0.84
                              10/31/97(1)    10.00        0.10            0.09          0.19
  Class C                     04/30/99**     10.67        0.29           (0.26)         0.03
                              10/31/98       10.16        0.31            0.52          0.83
                              10/31/97(1)    10.00        0.10            0.09          0.19
  Class X                     04/30/99**     10.69        0.27           (0.25)         0.02
                              10/31/98       10.17        0.34            0.50          0.84
                              10/31/97(1)    10.00        0.09            0.10          0.19
ASAF JPM
MONEY MARKET FUND:
----------------------------
----------------------------
 Class A                      04/30/99**   $  1.00      $0.020          $   --        $0.020
                              10/31/98        1.00       0.039              --         0.039
                              10/31/97(1)     1.00       0.009              --         0.009
  Class B                     04/30/99**      1.00       0.010              --         0.010
                              10/31/98        1.00       0.033              --         0.033
                              10/31/97(1)     1.00       0.007              --         0.007
  Class C                     04/30/99**      1.00       0.010              --         0.010
                              10/31/98        1.00       0.034              --         0.034
                              10/31/97(1)     1.00       0.007              --         0.007
  Class X                     04/30/99**      1.00       0.010              --         0.010
                              10/31/98        1.00       0.034              --         0.034
                              10/31/97(1)     1.00       0.008              --         0.008


                                           Less Distributions
                               ------------------------------------------
                                From Net     In Excess of
                               Investment   Net Investment   From Capital
                                 Income         Income          Gains
                               ----------   --------------   ------------
ASAF TOTAL
RETURN BOND FUND:
----------------------------
----------------------------
 Class A                        $ (0.31)        $   --          $(0.07)
                                  (0.38)            --              --
                                  (0.03)            --              --
  Class B                         (0.28)            --           (0.07)
                                  (0.32)            --              --
                                  (0.03)            --              --
  Class C                         (0.28)            --           (0.07)
                                  (0.32)            --              --
                                  (0.03)            --              --
  Class X                         (0.28)            --           (0.07)
                                  (0.32)            --              --
                                  (0.02)            --              --
ASAF JPM
MONEY MARKET FUND:
----------------------------
----------------------------
 Class A                        $(0.020)        $   --          $   --
                                 (0.039)            --              --
                                 (0.009)            --              --
  Class B                        (0.010)            --              --
                                 (0.033)            --              --
                                 (0.007)            --              --
  Class C                        (0.010)            --              --
                                 (0.034)            --              --
                                 (0.007)            --              --
  Class X                        (0.010)            --              --
                                 (0.034)            --              --
                                 (0.008)            --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                Ratios of Expenses
                                          Supplemental Data                   to Average Net Assets*
                                -------------------------------------   -----------------------------------
                  Net Asset                 Net Assets at   Portfolio
    Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
Distributions   End of Period   Return(2)    (In 000's)      Rate(3)    Reimbursement(4)   Reimbursement(4)
-------------   -------------   ---------   -------------   ---------   ----------------   ----------------
   $ (0.38)        $10.46          0.09%      $ 14,814          70%           1.40%               1.78%
     (0.38)         10.79          8.79%         6,034         418%           1.40%               2.93%
     (0.03)         10.28          2.39%            61          93%           1.40%              66.92%
     (0.35)         10.35         (0.18%)       50,076          70%           1.90%               2.28%
     (0.32)         10.68          8.36%        17,821         418%           1.90%               3.58%
     (0.03)         10.16          1.90%           547          93%           1.90%              39.35%
     (0.35)         10.35         (0.09%)       18,468          70%           1.90%               2.29%
     (0.32)         10.67          8.26%         8,743         418%           1.90%               3.52%
     (0.03)         10.16          1.93%           165          93%           1.90%              33.68%
     (0.35)         10.36         (0.17%)       17,287          70%           1.90%               2.29%
     (0.32)         10.69          8.36%        11,698         418%           1.90%               3.68%
     (0.02)         10.17          1.94%           410          93%           1.90%              67.46%
   $(0.020)        $ 1.00          1.71%      $ 19,568         N/A            1.50%               1.66%
    (0.039)          1.00          3.94%         7,372         N/A            1.50%               2.42%
    (0.009)          1.00          0.92%           307         N/A            1.50%              31.53%
    (0.010)          1.00          1.45%        31,328         N/A            2.00%               2.16%
    (0.033)          1.00          3.39%        16,554         N/A            2.00%               2.89%
    (0.007)          1.00          0.75%           354         N/A            2.00%              37.83%
    (0.010)          1.00          1.46%        13,160         N/A            2.00%               2.16%
    (0.034)          1.00          3.42%         6,895         N/A            2.00%               3.07%
    (0.007)          1.00          0.71%           332         N/A            2.00%              24.34%
    (0.010)          1.00          1.46%        17,733         N/A            2.00%               2.17%
    (0.034)          1.00          3.42%        12,533         N/A            2.00%               3.18%
    (0.008)          1.00          0.77%           566         N/A            2.00%              39.71%


               Ratio of Net Investment
    Total         Income (Loss) to
Distributions  Average Net Assets(4)*
-------------  -----------------------
   $ (0.38)              5.15%
     (0.38)              4.76%
     (0.03)              4.42%
     (0.35)              4.61%
     (0.32)              4.23%
     (0.03)              4.13%
     (0.35)              4.66%
     (0.32)              4.27%
     (0.03)              4.32%
     (0.35)              4.71%
     (0.32)              4.25%
     (0.02)              3.94%
   $(0.020)              3.38%
    (0.039)              3.90%
    (0.009)              3.34%
    (0.010)              2.89%
    (0.033)              3.30%
    (0.007)              2.98%
    (0.010)              2.90%
    (0.034)              3.40%
    (0.007)              2.85%
    (0.010)              2.92%
    (0.034)              3.42%
    (0.008)              2.97%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
 * Represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
 ** Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

APRIL 30, 1999

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997 as a Maryland Corporation. The Company operates as a series company and, at April 30, 1999, consisted of 16 diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF T. Rowe Price International Equity Fund ("International Equity"), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF Total Return Bond Fund ("Total Return Bond"), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At April 30, 1999, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT T. Rowe Price International Equity Portfolio        83.3%
ASMT Janus Capital Growth Portfolio                      96.1%
ASMT INVESCO Equity Income Portfolio                     87.2%
ASMT PIMCO Total Return Bond Portfolio                   84.7%
ASMT JPM Money Market Portfolio                          94.1%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining 11 Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Janus Small-Cap Growth Fund ("Small-Cap Growth") (formerly, ASAF Founders Small Capitalization Fund), ASAF T. Rowe Price Small Company Value Fund ("Small Company Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Oppenheimer Large-Cap Growth Fund ("Large-Cap Growth") (formerly, ASAF Robertson Stephens Value + Growth Fund), ASAF Lord Abbett Growth and Income Fund ("Growth and Income"), ASAF Janus Overseas Growth Fund ("Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Mid-Cap Growth"), and ASAF Neuberger Berman Mid-Cap Value Fund ("Mid-Cap Value") (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds, in conformity with generally accepted accounting principles, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage interest in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of April 30, 1999, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

NON-FEEDER FUNDS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Small Cap, Small-Cap Growth, Small Company Value, Large-Cap Growth, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, International Equity, and Janus Capital Growth Funds, semiannually by the Strategic Balanced, Growth and Income, and Equity Income Funds, declared daily and paid quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management, Inc. for International Small Cap; T. Rowe Price Associates, Inc. for Small Company Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for High Yield Bond; OppenheimerFunds, Inc. for Large-Cap Growth; Lord Abbett & Co. for Growth and Income; Janus Capital Corporation for Small-Cap Growth and Overseas Growth; Marsico Capital Management, LLC for Marsico Capital Growth; and Neuberger Berman Management Inc. for Mid-Cap Growth and Mid-Cap Value.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, .90%, 1.00%, .90%, .70%, .90%,
1.00%, 1.10%, 1.00%, .90%, and .90% of the average daily net assets of the International Small Cap, Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, and Mid-Cap Value Funds, respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million. The fee for Large-Cap Growth is reduced to
 .85% of the average daily net assets in excess of $1 billion. The Investment Manager is currently waiving a portion of its fee equal to .20% and .10% of the average daily net assets of the Growth and Income and Overseas Growth Funds, respectively.

SUB-ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .60%, .50%, .60%, .50%, .25%,
 .35%, .50%, .60%, .45%, .40%, and .40% of the average daily net assets of the International Small Cap, Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, and Mid-Cap Value Funds, respectively. The Sub-advisors for Growth and Income and Overseas Growth are currently waiving a portion of their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Small Cap, Small-Cap Growth, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, and Overseas Growth are reduced for Fund net assets in excess of specified levels.

NEW ADVISORY AND SUB-ADVISORY AGREEMENTS

NON-FEEDER FUNDS -- On December 16, 1998, the Board of Directors of the Company approved changes in Sub-advisor for ASAF Robertson Stephens Value + Growth Fund ("Value + Growth") and ASAF Founders Small Capitalization Fund ("Small Cap"), effective December 31, 1998 and January 1, 1999, respectively. In connection with these changes, the shareholders of Value + Growth and Small Cap, on February 25, 1999, approved new Sub-advisory Agreements with the replacement Sub-advisors set forth below, effective March 1, 1999.

     OppenheimerFunds, Inc. became Sub-advisor to Value + Growth and the name of the Fund was changed to ASAF Oppenheimer Large-Cap Growth Fund. Prior to December 31, 1998, Robertson Stephens & Company Investment Management, L.P. served as Sub-advisor to the Fund. Prior to March 1, 1999, the Investment Manager received a fee, computed daily and paid monthly, based on an annual rate of 1.10% of the average daily net assets of the Fund. The Investment Manager voluntarily waived a portion of its fee equal to .10% of average daily net assets. The Investment Manager paid the Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .60% of the average daily net assets of the Fund (with reductions for Fund assets in excess of specified levels). The Sub-advisor voluntarily waived a portion of its fee equal to .10% of average daily net assets.

     Janus Capital Corporation became Sub-advisor to Small Cap and the name of the Fund was changed to ASAF Janus Small-Cap Growth Fund. Prior to January 1, 1999, Founders Asset Management, Inc. served as Sub-advisor to the Fund. Prior to March 1, 1999, the Investment Manager paid the Fund's Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .50% of the average daily net assets of the Fund (with reductions for Fund assets in excess of specified levels).

EXPENSE LIMITATION

ALL FUNDS -- The Investment Manager has voluntarily agreed to limit the operating expenses of each Fund (exclusive of class-specific distribution fees) to an annual rate of 1.60%, 1.20%, 1.25%, 1.10%, 1.00%, 1.30%, 1.10%, 1.60%,
1.25%, 1.25%, 1.25%, 1.60%, 1.20%, 1.05%, .90%, and 1.00% of the average daily net assets of the International Small Cap, Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, International Equity, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market Funds, respectively. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and Directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested Directors.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds pay ASMI a distribution and service fee of .50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class A shares.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares. For the period ended April 30, 1999, ASMI retained no portion of the sales charge on sales of Class A shares of the Funds.

     Under the Class B Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class B shares held for over seven years.

     Under the Class C Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis.

     Under the Class X Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for ten years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan as reimbursement for its purchases of Bonus Shares, as well as to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class X shares held for over seven years.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1%, 6%, 1%, and 6% of the amount subject to the charge for Class A, B, C, and X, respectively. During the period ended April 30, 1999, CDSCs collected by ASMI totaled $6,889, $1,058,594, $59,888, and $140,074 for Class A, B, C, and X,
respectively.

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the six months ended April 30, 1999, were as follows:

                                CLASS A                      CLASS B                      CLASS C               CLASS X
                       --------------------------   --------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
INTERNATIONAL SMALL
  CAP:
  Sold                      44,239   $    496,094       107,866   $  1,198,317        67,777   $    645,591        72,062
  Redeemed                 (29,447)      (332,277)      (32,358)      (367,017)      (35,937)      (291,112)      (21,173)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase            14,792   $    163,817        75,508   $    831,300        31,840   $    354,479        50,889
                       ===========   ============   ===========   ============   ===========   ============   ===========
SMALL-CAP GROWTH:
  Sold                     933,825   $ 10,951,899     1,020,639   $ 11,454,838       575,024   $  6,472,062       412,947
  Redeemed                (135,426)    (1,517,278)      (80,830)      (896,582)     (109,755)    (1,186,159)     (151,667)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           798,399   $  9,434,621       939,809   $ 10,558,256       465,269   $  5,285,903       261,280
                       ===========   ============   ===========   ============   ===========   ============   ===========
SMALL COMPANY VALUE:
  Sold                     908,648   $  8,065,415     1,263,909   $ 11,030,425       704,956   $  6,203,522       571,887
  Reinvested                 2,950         27,227            --             --            --             --            --
  Redeemed                (653,981)    (5,766,177)     (561,849)    (4,816,132)     (353,117)    (3,071,837)     (463,815)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           257,617   $  2,326,465       702,060   $  6,214,293       351,839   $  3,131,685       108,072
                       ===========   ============   ===========   ============   ===========   ============   ===========
STRATEGIC BALANCED:
  Sold                     853,945   $ 10,439,944     1,840,279   $ 22,410,074       748,824   $  9,041,675       576,767
  Reinvested                 1,795         21,678         1,672         20,142           760          9,175         1,300
  Redeemed                 (54,442)      (672,015)     (188,161)    (2,256,274)      (67,458)      (827,573)     (123,390)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           801,298   $  9,789,607     1,653,790   $ 20,173,942       682,126   $  8,223,277       454,677
                       ===========   ============   ===========   ============   ===========   ============   ===========
HIGH YIELD BOND:
  Sold                   1,427,673   $ 13,948,887     3,483,410   $ 34,392,984     1,046,983   $ 10,304,938     1,127,396
  Reinvested                25,492        251,917        62,633        618,405        24,143        238,422        41,665
  Redeemed                (656,769)    (6,353,935)     (782,838)    (7,730,589)     (414,756)    (4,085,419)     (532,263)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           796,396   $  7,846,869     2,763,205   $ 27,280,800       656,370   $  6,457,941       636,798
                       ===========   ============   ===========   ============   ===========   ============   ===========
LARGE-CAP GROWTH:
  Sold                     294,661   $  3,623,046       862,391   $ 10,401,661       215,574   $  2,605,466       357,588
  Redeemed                (109,114)    (1,322,474)     (175,121)    (2,118,322)      (56,486)      (690,985)     (195,730)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           185,547   $  2,300,572       687,270   $  8,283,339       159,088   $  1,914,481       161,858
                       ===========   ============   ===========   ============   ===========   ============   ===========
GROWTH AND INCOME:
  Sold                     994,294   $ 11,562,938     1,702,029   $ 19,574,956       669,387   $  7,673,058       673,821
  Reinvested                 1,888         21,380           634          7,197           298          3,389           572
  Redeemed                (353,838)    (4,124,758)     (216,591)    (2,482,506)     (136,714)    (1,567,417)     (235,106)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           642,344   $  7,459,560     1,486,072   $ 17,099,647       532,971   $  6,109,030       439,287
                       ===========   ============   ===========   ============   ===========   ============   ===========
OVERSEAS GROWTH:
  Sold                   2,256,929   $ 26,479,893     2,590,890   $ 30,056,290     1,656,774   $ 19,224,349       920,535
  Redeemed                (649,600)    (7,685,372)     (256,447)    (3,097,574)     (316,141)    (3,756,629)     (132,669)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase         1,607,329   $ 18,794,521     2,334,443   $ 26,958,716     1,340,633   $ 15,467,720       787,866
                       ===========   ============   ===========   ============   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
  CAP:
  Sold                 $    910,205
  Redeemed                 (350,945)
                       ------------
    Net Increase       $    559,260
                       ============
SMALL-CAP GROWTH:
  Sold                 $  4,588,846
  Redeemed               (1,660,862)
                       ------------
    Net Increase       $  2,927,984
                       ============
SMALL COMPANY VALUE:
  Sold                 $  5,035,725
  Reinvested                     --
  Redeemed               (4,020,306)
                       ------------
    Net Increase       $  1,015,419
                       ============
STRATEGIC BALANCED:
  Sold                 $  6,928,162
  Reinvested                 15,654
  Redeemed               (1,494,973)
                       ------------
    Net Increase       $  5,448,843
                       ============
HIGH YIELD BOND:
  Sold                 $ 11,095,741
  Reinvested                411,637
  Redeemed               (5,246,186)
                       ------------
    Net Increase       $  6,261,192
                       ============
LARGE-CAP GROWTH:
  Sold                 $  4,280,982
  Redeemed               (2,339,611)
                       ------------
    Net Increase       $  1,941,371
                       ============
GROWTH AND INCOME:
  Sold                 $  7,737,559
  Reinvested                  6,443
  Redeemed               (2,721,797)
                       ------------
    Net Increase       $  5,022,205
                       ============
OVERSEAS GROWTH:
  Sold                 $ 10,992,449
  Redeemed               (1,962,522)
                       ------------
    Net Increase       $  9,029,927
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                CLASS A                      CLASS B                      CLASS C               CLASS X
                       --------------------------   --------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
MARSICO CAPITAL
  GROWTH:
  Sold                   3,850,634   $ 47,327,202     8,679,650   $106,759,835     4,358,216   $ 53,518,982     1,942,658
  Reinvested                 1,129         13,390             1             10            --             --            --
  Redeemed                (450,460)    (5,674,044)     (325,876)    (4,119,060)     (222,882)    (2,795,518)     (235,370)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase         3,401,303   $ 41,666,548     8,353,775   $102,640,785     4,135,334   $ 50,723,464     1,707,288
                       ===========   ============   ===========   ============   ===========   ============   ===========
MID-CAP GROWTH:
  Sold                     457,343   $  6,437,362       725,667   $ 10,140,997       374,231   $  5,223,366       259,166
  Reinvested                 1,155         16,802         2,343         33,633         1,571         22,824         1,140
  Redeemed                (132,736)    (1,864,588)      (66,219)      (935,460)      (41,761)      (593,376)      (43,773)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           325,762   $  4,589,576       661,791   $  9,239,170       334,041   $  4,652,814       216,533
                       ===========   ============   ===========   ============   ===========   ============   ===========
MID-CAP VALUE:
  Sold                     317,792   $  3,522,192       577,241   $  6,319,160       215,606   $  2,380,020       182,024
  Reinvested                   313          3,392           392          4,252           171          1,858            99
  Redeemed                 (85,537)      (927,416)      (52,821)      (578,365)      (25,844)      (283,112)      (37,171)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           232,568   $  2,598,168       524,812   $  5,745,047       189,933   $  2,098,766       144,952
                       ===========   ============   ===========   ============   ===========   ============   ===========
INTERNATIONAL EQUITY:
  Sold                     237,390   $  2,356,495       287,727   $  2,947,040       225,976   $  2,297,873       168,004
  Reinvested                 1,334         13,416           617          6,351           424          4,360           949
  Redeemed                (107,546)    (1,079,024)      (82,566)      (862,003)     (140,809)    (1,435,801)     (121,214)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           131,178   $  1,290,887       205,778   $  2,091,388        85,591   $    866,432        47,739
                       ===========   ============   ===========   ============   ===========   ============   ===========
JANUS CAPITAL GROWTH:
  Sold                   5,610,073   $109,330,958    14,793,499   $255,323,766     5,837,972   $101,160,769     2,800,192
  Reinvested                     1             10             2             16            27            359            --
  Redeemed                (877,314)   (17,158,881)     (992,034)   (17,029,669)     (609,175)   (10,445,274)     (521,235)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase         4,732,760   $ 92,172,087    13,801,467   $238,294,113     5,228,824   $ 90,715,854     2,278,957
                       ===========   ============   ===========   ============   ===========   ============   ===========
EQUITY INCOME:
  Sold                     906,344   $ 11,445,013     2,089,565   $ 26,302,563       961,540   $ 12,200,373       719,178
  Reinvested                 5,954         74,421         7,032         88,188         3,169         39,734         6,128
  Redeemed                (205,787)    (2,621,965)     (300,295)    (3,688,941)     (184,787)    (2,335,452)     (238,067)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           706,511   $  8,897,469     1,796,302   $ 22,701,810       779,922   $  9,904,655       487,239
                       ===========   ============   ===========   ============   ===========   ============   ===========
TOTAL RETURN BOND:
  Sold                   1,171,426   $ 12,405,493     4,195,304   $ 44,020,267     1,316,109   $ 13,806,187       863,498
  Reinvested                19,925        210,656        64,812        678,658        28,600        299,285        36,891
  Redeemed                (334,463)    (3,551,789)   (1,091,717)   (11,463,295)     (379,248)    (4,003,046)     (326,152)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase           856,888   $  9,064,360     3,168,399   $ 33,235,630       965,461   $ 10,102,426       574,237
                       ===========   ============   ===========   ============   ===========   ============   ===========
MONEY MARKET:
  Sold                  52,630,085   $ 52,630,085    48,773,793   $ 48,773,793    30,817,502   $ 30,817,502    27,027,133
  Reinvested               182,909        182,909       277,474        277,474       122,229        122,229       164,232
  Redeemed             (40,616,827)   (40,616,827)  (34,277,690)   (34,277,690)  (24,676,039)   (24,676,039)  (21,992,112)
                       -----------   ------------   -----------   ------------   -----------   ------------   -----------
    Net Increase        12,196,167   $ 12,196,167    14,773,577   $ 14,773,577     6,263,692   $  6,263,692     5,199,253
                       ===========   ============   ===========   ============   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
MARSICO CAPITAL
  GROWTH:
  Sold                 $ 23,414,900
  Reinvested                     --
  Redeemed               (2,937,887)
                       ------------
    Net Increase       $ 20,477,013
                       ============
MID-CAP GROWTH:
  Sold                 $  3,666,025
  Reinvested                 16,427
  Redeemed                 (675,596)
                       ------------
    Net Increase       $  3,006,856
                       ============
MID-CAP VALUE:
  Sold                 $  2,029,259
  Reinvested                  1,070
  Redeemed                 (465,341)
                       ------------
    Net Increase       $  1,564,988
                       ============
INTERNATIONAL EQUITY:
  Sold                 $  1,698,781
  Reinvested                  9,806
  Redeemed               (1,238,843)
                       ------------
    Net Increase       $    469,744
                       ============
JANUS CAPITAL GROWTH:
  Sold                 $ 46,906,724
  Reinvested                     --
  Redeemed               (8,884,364)
                       ------------
    Net Increase       $ 38,022,360
                       ============
EQUITY INCOME:
  Sold                 $  9,043,544
  Reinvested                 76,781
  Redeemed               (3,003,803)
                       ------------
    Net Increase       $  6,116,522
                       ============
TOTAL RETURN BOND:
  Sold                 $  9,028,432
  Reinvested                387,057
  Redeemed               (3,382,569)
                       ------------
    Net Increase       $  6,032,920
                       ============
MONEY MARKET:
  Sold                 $ 27,027,133
  Reinvested                164,232
  Redeemed              (21,992,112)
                       ------------
    Net Increase       $  5,199,253
                       ============

     Transactions in shares of capital stock, during the year ended October 31, 1998, were as follows:

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
INTERNATIONAL SMALL
  CAP:
  Sold                      86,775   $    948,154      167,918   $ 1,851,350        84,357   $    908,498       243,435
  Reinvested                    53            523           14           145             7             67            21
  Redeemed                 (11,337)      (122,246)     (55,655)     (653,576)       (7,014)       (75,984)      (29,011)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            75,491   $    826,431      112,277   $ 1,197,919        77,350   $    832,581       214,445
                       ===========   ============   ==========   ===========   ===========   ============   ===========
SMALL-CAP GROWTH:
  Sold                     225,167   $  2,208,610      379,743   $ 3,708,430       254,630   $  2,401,811       479,057
  Redeemed                 (46,693)      (433,840)    (118,369)   (1,132,903)      (31,346)      (297,337)      (55,354)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           178,474   $  1,774,770      261,374   $ 2,575,527       223,284   $  2,104,474       423,703
                       ===========   ============   ==========   ===========   ===========   ============   ===========
SMALL COMPANY VALUE:
  Sold                   1,021,252   $ 10,026,934    1,688,655   $16,836,032     1,025,988   $ 10,042,683     1,630,431
  Reinvested                   417          4,374          256         2,684            78            822           212
  Redeemed                (249,839)    (2,272,268)    (301,641)   (2,949,022)     (115,761)    (1,085,977)     (286,276)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           771,830   $  7,759,040    1,387,270   $13,889,694       910,305   $  8,957,528     1,344,367
                       ===========   ============   ==========   ===========   ===========   ============   ===========
STRATEGIC BALANCED:
  Sold                     344,894   $  3,739,190      771,215   $ 8,328,502       294,906   $  3,164,423       683,423
  Reinvested                 1,034         11,486          840         9,409           403          4,523           857
  Redeemed                 (63,105)      (702,418)     (48,880)     (556,672)      (22,222)      (238,433)      (64,172)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           282,823   $  3,048,258      723,175   $ 7,781,239       273,087   $  2,930,513       620,108
                       ===========   ============   ==========   ===========   ===========   ============   ===========
HIGH YIELD BOND:
  Sold                     914,002   $  9,050,780    2,473,078   $24,716,187       805,820   $  8,047,625     1,823,826
  Reinvested                20,089        198,480       45,479       449,899        18,558        183,686        36,017
  Redeemed                (407,297)    (4,038,423)    (427,818)   (4,267,818)     (234,296)    (2,331,581)     (594,353)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           526,794   $  5,210,837    2,090,739   $20,898,268       590,082   $  5,899,730     1,265,490
                       ===========   ============   ==========   ===========   ===========   ============   ===========
LARGE-CAP GROWTH:
  Sold                     283,213   $  3,109,515      898,838   $ 9,815,889       265,927   $  2,904,473       823,445
  Redeemed                 (25,645)      (269,220)    (182,926)   (2,004,334)      (12,530)      (132,150)     (162,643)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           257,568   $  2,840,295      715,912   $ 7,811,555       253,397   $  2,772,323       660,802
                       ===========   ============   ==========   ===========   ===========   ============   ===========
GROWTH AND INCOME:
  Sold                     619,339   $  6,426,893    1,157,925   $12,217,205       509,140   $  5,365,379     1,184,756
  Reinvested                   620          6,849          105         1,167            44            487           127
  Redeemed                 (90,220)      (909,199)    (140,792)   (1,455,882)      (31,713)      (320,384)     (105,837)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           529,739   $  5,524,543    1,017,238   $10,762,490       477,471   $  5,045,482     1,079,046
                       ===========   ============   ==========   ===========   ===========   ============   ===========
OVERSEAS GROWTH:
  Sold                   1,057,414   $ 11,269,484    1,534,948   $16,642,383       994,577   $ 10,851,929     1,166,231
  Redeemed                (222,317)    (2,310,095)     (75,158)     (782,812)      (83,923)      (905,162)      (97,225)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           835,097   $  8,959,389    1,459,790   $15,859,571       910,654   $  9,946,767     1,069,006
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MARSICO CAPITAL
  GROWTH:
  Sold                     726,246   $  7,070,185    1,803,833   $17,639,782     1,148,327   $ 11,278,785       698,173
  Redeemed                 (31,271)      (288,616)     (25,199)     (243,593)      (59,297)      (582,417)     (129,808)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           694,975   $  6,781,569    1,778,634   $17,396,189     1,089,030   $ 10,696,368       568,365
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
  CAP:
  Sold                 $  2,658,777
  Reinvested                    209
  Redeemed                 (307,049)
                       ------------
    Net Increase       $  2,351,937
                       ============
SMALL-CAP GROWTH:
  Sold                 $  4,680,015
  Redeemed                 (495,331)
                       ------------
    Net Increase       $  4,184,684
                       ============
SMALL COMPANY VALUE:
  Sold                 $ 16,569,662
  Reinvested                  2,228
  Redeemed               (2,755,864)
                       ------------
    Net Increase       $ 13,816,026
                       ============
STRATEGIC BALANCED:
  Sold                 $  7,377,704
  Reinvested                  9,648
  Redeemed                 (678,893)
                       ------------
    Net Increase       $  6,708,459
                       ============
HIGH YIELD BOND:
  Sold                 $ 18,256,129
  Reinvested                356,164
  Redeemed               (5,875,943)
                       ------------
    Net Increase       $ 12,736,350
                       ============
LARGE-CAP GROWTH:
  Sold                 $  9,020,684
  Redeemed               (1,754,404)
                       ------------
    Net Increase       $  7,266,280
                       ============
GROWTH AND INCOME:
  Sold                 $ 12,627,277
  Reinvested                  1,410
  Redeemed               (1,075,167)
                       ------------
    Net Increase       $ 11,553,520
                       ============
OVERSEAS GROWTH:
  Sold                 $ 12,776,135
  Redeemed               (1,042,766)
                       ------------
    Net Increase       $ 11,733,369
                       ============
MARSICO CAPITAL
  GROWTH:
  Sold                 $  6,818,287
  Redeemed               (1,153,944)
                       ------------
    Net Increase       $  5,664,343
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
MID-CAP GROWTH:
  Sold                      49,762   $    538,535       84,911   $   893,803        76,609   $    797,506        43,682
  Redeemed                      --             (4)        (805)       (8,603)           --             --          (549)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            49,762   $    538,531       84,106   $   885,200        76,609   $    797,506        43,133
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MID-CAP VALUE:
  Sold                      70,308   $    703,884      184,421   $ 1,845,182       101,900   $  1,019,193        28,876
  Redeemed                    (285)        (2,856)          --            --        (4,309)       (43,051)           --
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            70,023   $    701,028      184,421   $ 1,845,182        97,591   $    976,142        28,876
                       ===========   ============   ==========   ===========   ===========   ============   ===========
INTERNATIONAL EQUITY:
  Sold                     221,414   $  2,090,387      408,621   $ 3,972,257       250,513   $  2,401,533       555,056
  Redeemed                 (66,338)      (626,464)    (105,111)   (1,010,455)      (33,718)      (319,274)     (101,971)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           155,076   $  1,463,923      303,510   $ 2,961,802       216,795   $  2,082,259       453,085
                       ===========   ============   ==========   ===========   ===========   ============   ===========
JANUS CAPITAL GROWTH:
  Sold                   1,818,238   $ 24,548,459    4,750,569   $58,188,656     1,826,515   $ 22,153,339     3,110,722
  Reinvested                   533          5,971          312         3,136            97            973           310
  Redeemed                (176,653)    (2,408,469)    (523,973)   (6,534,310)     (181,890)    (2,229,981)     (416,083)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase         1,642,118   $ 22,145,961    4,226,908   $51,657,482     1,644,722   $ 19,924,331     2,694,949
                       ===========   ============   ==========   ===========   ===========   ============   ===========
EQUITY INCOME:
  Sold                     800,093   $  9,119,192    1,649,485   $18,887,565       755,077   $  8,644,258     1,605,054
  Reinvested                 3,175         37,119        3,849        45,208         1,661         19,588         4,516
  Redeemed                 (90,254)    (1,022,287)    (254,863)   (2,923,405)      (70,668)      (805,945)     (166,501)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           713,014   $  8,134,024    1,398,471   $16,009,368       686,070   $  7,857,901     1,443,069
                       ===========   ============   ==========   ===========   ===========   ============   ===========
TOTAL RETURN BOND:
  Sold                     677,765   $  7,232,109    1,914,506   $20,252,322     1,053,270   $ 11,077,340     1,202,518
  Reinvested                 4,808         51,616       13,158       139,382        10,237        108,524        12,977
  Redeemed                (129,332)    (1,388,733)    (312,304)   (3,287,557)     (260,589)    (2,760,543)     (161,117)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           553,241   $  5,894,992    1,615,360   $17,104,147       802,918   $  8,425,321     1,054,378
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MONEY MARKET:
  Sold                  20,520,931   $ 20,520,931   25,761,335   $25,761,335    17,068,008   $ 17,068,008    30,862,241
  Reinvested                95,268         95,268      126,073       126,073        76,596         76,596       187,254
  Redeemed             (13,551,379)   (13,551,379)  (9,687,147)   (9,687,147)  (10,580,610)   (10,580,610)  (19,082,355)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase         7,064,820   $  7,064,820   16,200,261   $16,200,261     6,563,994   $  6,563,994    11,967,140
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
MID-CAP GROWTH:
  Sold                 $    454,990
  Redeemed                   (5,509)
                       ------------
    Net Increase       $    449,481
                       ============
MID-CAP VALUE:
  Sold                 $    288,688
  Redeemed                       --
                       ------------
    Net Increase       $    288,688
                       ============
INTERNATIONAL EQUITY:
  Sold                 $  5,419,289
  Redeemed                 (973,754)
                       ------------
    Net Increase       $  4,445,535
                       ============
JANUS CAPITAL GROWTH:
  Sold                 $ 37,412,759
  Reinvested                  3,128
  Redeemed               (5,073,683)
                       ------------
    Net Increase       $ 32,342,204
                       ============
EQUITY INCOME:
  Sold                 $ 18,427,772
  Reinvested                 53,161
  Redeemed               (1,882,627)
                       ------------
    Net Increase       $ 16,598,306
                       ============
TOTAL RETURN BOND:
  Sold                 $ 12,653,752
  Reinvested                137,290
  Redeemed               (1,706,939)
                       ------------
    Net Increase       $ 11,084,103
                       ============
MONEY MARKET:
  Sold                 $ 30,862,241
  Reinvested                187,254
  Redeemed              (19,082,355)
                       ------------
    Net Increase       $ 11,967,140
                       ============

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 1998, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                       EXPIRING IN
                                                  ----------------------
                                                   2005          2006
                                                  -------     ----------
International Small Cap                           $    --     $  185,715
Small-Cap Growth                                       --        860,425
Small Company Value                                    37        334,901
Strategic Balanced                                  1,010      1,067,686
High Yield Bond                                     4,183         17,619
Large-Cap Growth                                       --      2,108,704
Growth and Income                                      --      1,122,945
Overseas Growth                                        --      2,242,636
Marsico Capital Growth                                 --        682,762
International Equity                                   --         73,332
Janus Capital Growth                               38,807      4,789,881
Equity Income                                      12,699        517,156
Money Market                                           --            666

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 1999, were as follows:

                                              PURCHASES         SALES
                                             ------------    -----------
International Small Cap                      $  3,149,110    $   959,166
Small-Cap Growth                               34,776,915     13,217,447
Small Company Value                            18,848,082      7,407,460
Strategic Balanced                             56,303,528     22,866,145
High Yield Bond                                51,758,805      7,511,279
Large-Cap Growth                               65,532,824     52,637,531
Growth and Income                              47,027,118     13,616,143
Overseas Growth                                84,947,916     22,205,266
Marsico Capital Growth                        258,643,718     72,649,671
Mid-Cap Growth                                 25,511,781      6,157,648
Mid-Cap Value                                  17,094,562      5,657,301

     Purchases and sales of U.S. government securities, during the six months ended April 30, 1999, were as follows:

                                              PURCHASES         SALES
                                             ------------    -----------
Strategic Balanced                           $ 14,959,502    $ 6,921,657

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At April 30, 1999, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                                                            NET
                                          GROSS           GROSS          UNREALIZED
                        AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                       ------------    ------------    ------------    --------------
International Small
  Cap                  $  7,238,987    $ 1,535,443      $  284,432      $ 1,251,011
Small-Cap Growth         38,799,663      8,573,855       1,677,251        6,896,604
Small Company Value      59,163,401      2,484,996       6,826,458       (4,341,462)
Strategic Balanced       66,904,122      4,407,569         958,378        3,449,191
High Yield Bond          94,693,120      2,933,504       1,846,171        1,087,333
Large-Cap Growth         35,956,303      3,323,181       1,465,290        1,857,891
Growth and Income        67,177,723     11,329,122         840,663       10,488,459
Overseas Growth         111,234,457     13,197,799       2,306,388       10,891,411
Marsico Capital
  Growth                255,429,482     36,044,364       2,186,586       33,857,778
Mid-Cap Growth           22,637,957      3,378,892         736,275        2,642,617
Mid-Cap Value            16,010,917      2,043,706         496,940        1,546,766

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the six months ended April 30, 1999, were as follows:

                                              MARSICO CAPITAL GROWTH
                                             ------------------------
                                             NUMBER OF
                                             CONTRACTS       PREMIUM
                                             ---------      ---------
Balance at beginning of period                   --         $      --
Written                                          84           245,230
Expired                                          --                --
Exercised                                        --                --
Closed                                          (84)         (245,230)
                                                ---         ---------
Balance at end of period                         --         $      --
                                                ===         =========

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 1999
                                  (UNAUDITED)

               ASMT T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 94.0%
  ARGENTINA -- 0.8%
    Banco de Galicia y
      Buenos Aires SA de CV
      [ADR]                      473    $    10,909
    Banco Frances SA [ADR]       360          9,270
    Telefonica de Argentina
      SA Cl-B [ADR]            1,260         47,092
    YPF SA [ADR]               2,850        119,700
                                        -----------
                                            186,971
                                        -----------
  AUSTRALIA -- 2.7%
    Australian Gas Light Co.
      Ltd.                     5,092         36,110
    Brambles Industries Ltd.   1,000         29,430
    Broken Hill Proprietary
      Co. Ltd.                 4,000         45,290
    Colonial Ltd.             16,237         61,231
    Commonwealth Bank of
      Australia                4,111         74,967
    Goodman Fielder Ltd.      15,000         14,514
    Lend Lease Corp. Ltd.      2,000         27,005
    News Corp. Ltd.            6,005         50,401
    News Corp. Ltd. Pfd.       4,013         31,416
    Publishing &
      Broadcasting Ltd.        8,000         53,853
    Star City Holdings Ltd.   13,000         14,647
    TABCORP Holdings Ltd.      4,000         32,581
    Telstra Corp. Ltd.        13,000         70,650
    Westpac Banking Corp.
      Ltd.                     9,173         70,133
                                        -----------
                                            612,228
                                        -----------
  BELGIUM -- 1.6%
    Dexia Belgium (Credit
      Communal)                  130         20,025
    Fortis Cl-B                3,300        110,847
    KBC Bancassurance
      Holdings NV              3,010        186,927
    Societe Europeene des
      Satellites [FDR]*          100         15,327
    UCB SA                       510         23,740
                                        -----------
                                            356,866
                                        -----------
  BRAZIL -- 1.5%
    Companhia Brasileira de
      Distribuicoa Grupo Pao
      de Acucar [GDR]          1,272         22,180
    Companhia Energetica de
      Minas Geras [ADR]        1,223         29,341
    Telecomunicacoes
      Brasileiras SA [ADR]     2,749            215
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                    2,956        269,550
    Uniao de Bancos
      Brasileiros SA [GDR]     1,000         24,812
                                        -----------
                                            346,098
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  CANADA -- 0.2%
    Alcan Aluminium Ltd.         760    $    24,006
    Royal Bank of Canada         250         12,205
                                        -----------
                                             36,211
                                        -----------
  CHILE -- 0.0%
    Chilectra SA [ADR] 144A      464         10,261
                                        -----------
  CHINA -- 0.1%
    Huaneng Power
      International, Inc.
      [ADR]*                   2,000         26,875
                                        -----------
  DENMARK -- 0.3%
    Den Danske Bank              240         27,698
    Tele Danmark AS              270         27,890
    Unidanmark AS Cl-A           260         17,892
                                        -----------
                                             73,480
                                        -----------
  FINLAND -- 1.0%
    Nokia Oyj                  2,760        213,011
                                        -----------
  FRANCE -- 10.0%
    Alcatel                      780         95,889
    AXA SA                     1,290        166,774
    Carrefour Supermarche SA     190        150,759
    Compagnie de
      Saint-Gobain               510         87,678
    Credit Commercial de
      France                     720         76,173
    Dexia France SA              120         16,821
    Equant NV*                   400         36,351
    Groupe Danone                240         64,239
    L'Oreal                       70         44,878
    Lafarge SA                   250         24,333
    Lapeyre SA                   330         25,137
    Legrand SA                   240         57,383
    Pinault-Printemps
      Redoute SA               1,090        181,048
    Sanofi SA                    910        142,774
    Schneider SA               2,150        140,457
    Societe Generale             480         86,024
    Societe Nationale Elf
      Aquitaine SA               590         91,756
    Societe Television
      Francaise                  380         74,374
    Sodexho Alliance SA          838        137,684
    STMicroelectronics NV*       560         58,416
    Total SA Cl-B              1,620        222,120
    Vivendi                    1,210        283,036
                                        -----------
                                          2,264,104
                                        -----------
  GERMANY -- 6.0%
    Allianz AG                   370        118,098
    Bayer AG                   1,750         74,057
    Bayerische Hypo-Und
      Vereinsbank AG           2,440        161,338
    Deutsche Bank AG           1,520         87,882
    Deutsche Bank AG Rights*     168          9,456
    Deutsche Telekom AG        2,160         86,037
    Dresdner Bank AG           2,150         92,804
    Fielmann AG Pfd.             250         10,183
    Fresenius AG Pfd.            110         19,551

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Gehe AG                    2,850    $   133,874
    Hoechst AG                   620         28,402
    Mannesmann AG              1,560        204,486
    Rhoen-Klinikum AG            290         29,147
    SAP AG                       290         93,116
    SAP AG Pfd.                  140         51,840
    Siemens AG                   630         46,456
    Veba AG                    1,480         81,107
    Volkswagen AG                380         26,895
                                        -----------
                                          1,354,729
                                        -----------
  HONG KONG -- 2.0%
    Cheung Kong Holdings
      Ltd.                     3,000         27,290
    China Light & Power Co.
      Ltd.                    11,000         59,044
    China Telecom Ltd.*       24,000         54,811
    Henderson Land
      Development Co. Ltd.    10,000         60,515
    Hong Kong
      Telecommunications
      Ltd.                    11,600         31,207
    HSBC Holdings PLC          1,200         44,592
    Hutchison Whampoa Ltd.    16,000        143,480
    Sun Hung Kai Properties
      Ltd.                     4,000         35,096
                                        -----------
                                            456,035
                                        -----------
  IRELAND -- 0.1%
    CBT Group PLC-Sponsored
      [ADR]*                   1,341         20,785
                                        -----------
  ITALY -- 5.4%
    Assicurazioni Generali     2,160         84,209
    Banca Commerciale Italia
      NA                       4,000         32,966
    Banca di Roma             22,000         36,309
    Banca Popolare di
      Brescia                  1,000         34,436
    Ente Nazionale
      Idrocarburi SPA         22,000        145,003
    Istituto Nazionale delle
      Assicurazioni           36,000         95,216
    Italgas SPA                5,000         22,270
    Mediolanum SPA             6,000         39,673
    San Paolo-IMI SPA          6,225         93,518
    Telecom Italia Mobile
      SPA                     24,000        143,205
    Telecom Italia SPA        35,000        372,876
    Unicredito Italiano SPA   22,000        111,720
                                        -----------
                                          1,211,401
                                        -----------
  JAPAN -- 16.5%
    Alps Electric Co. Ltd.     2,000         33,931
    Canon, Inc.                7,000        171,245
    Citizen Watch Co. Ltd.     2,000         16,588
    Daiichi Pharmaceutical
      Co. Ltd.                 4,000         65,013
    Daiwa House Industry Co.
      Ltd.                     4,000         47,754
    DDI Corp.                     10         49,681
    Denso Corp.                7,000        142,215
    East Japan Railway Co.
      Ltd.                        11         64,971
    Fanuc Co.                  1,100         47,922

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Fujitsu Ltd.               3,000    $    51,399
    Hitachi Ltd.               9,000         65,750
    Honda Motor Co. Ltd.       1,000         44,068
    Ito-Yokado Co. Ltd.        1,000         61,410
    Kao Corp.                  4,000        101,540
    Kokuyo Co. Ltd.            2,000         30,077
    Komori Corp.               2,000         37,030
    Kuraray Co. Ltd.           5,000         56,970
    Kyocera Corp.              2,000        118,799
    Makita Corp.               3,000         32,221
    Matsushita Electric
      Industrial Co.           8,000        152,143
    Mauri Co. Ltd.             6,000         99,580
    Mitsubishi Corp.           7,000         46,330
    Mitsubishi Heavy
      Industries Ltd.         28,000        122,686
    Mitsui Fudosan Co. Ltd.   12,000        110,589
    Murata Manufacturing Co.
      Ltd.                     3,000        173,674
    NEC Corp.                 13,000        155,310
    Nippon Telegraph &
      Telephone Corp.             17        185,152
    Nomura Securities Co.
      Ltd.                    10,000        107,908
    NTT Mobile Communication
      Network, Inc.                2        117,291
    Pioneer Electronic Corp.   1,000         19,018
    Sankyo Co. Ltd.            6,000        125,920
    Sekisui Chemical Co.
      Ltd.                     7,000         46,799
    Sekisui House Ltd.         4,000         44,805
    Seven-Eleven Japan Co.
      Ltd.                     1,000         85,371
    Shin-Etsu Chemical Co.
      Ltd.                     3,000         95,508
    Shiseido Co. Ltd.          3,000         47,251
    Sony Corp.                 2,100        196,169
    Sumitomo Corp.             9,000         66,504
    Sumitomo Electric
      Industries              11,000        133,167
    TDK Corp.                  2,000        151,305
    Tokio Marine & Fire
      Insurance Co. Ltd.       2,000         23,307
    Tokyo Electron Ltd.        1,000         56,970
    Toppan Printing Co. Ltd.   5,000         60,153
    UNY Co. Ltd.               3,000         47,754
                                        -----------
                                          3,709,248
                                        -----------
  KOREA -- 0.1%
    Korea Fund, Inc.**         1,714         21,425
                                        -----------
  MEXICO -- 1.6%
    Cemex SA de CV*               90            419
    Cemex SA de CV [ADR]       4,000         37,230
    Cemex SA de CV Cl-B        3,000         13,961
    Fomento Economico
      Mexicano SA de CV UBD
      Units                   10,000         36,798
    Gruma SA [ADR]*              525          4,069
    Gruma SA Cl-B*             4,067          7,800
    Grupo Industrial Maseca
      SA de CV Cl-B           17,000         11,775

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Grupo Modelo SA de CV
      Cl-C                    12,000    $    31,754
    Grupo Televisa SA [GDR]*   1,000         41,000
    Kimberly-Clark de Mexico
      SA Cl-A                  7,000         26,819
    Telefonos de Mexico SA
      Cl-L [ADR]               2,000        151,500
    TV Azteca SA de CV
      [ADR]*                   1,000          7,000
                                        -----------
                                            370,125
                                        -----------
  NETHERLANDS -- 9.5%
    ABN AMRO Holding NV        4,160         99,245
    AKZO Nobel NV                490         22,162
    ASM Lithography Holding
      NV*                      2,480        104,687
    CSM NV                     1,550         82,975
    Elsevier NV               11,440        171,257
    Fortis (NL) NV             4,050        144,395
    Gucci Group NV NY Reg.       534         40,284
    ING Groep NV               5,710        352,186
    Koninklijke Ahold NV       4,340        161,392
    Koninklijke Numico NV      1,200         45,196
    Koninklijke (Royal)
      Philips Electronics NV   1,750        150,891
    KPN NV                       640         26,745
    Royal Dutch Petroleum
      Co.                      2,780        162,055
    TNT Post Group NV            580         15,647
    Unilever NV                1,480        101,462
    VNU NV                     1,050         42,546
    Wolters Kluwer NV          9,360        407,981
                                        -----------
                                          2,131,106
                                        -----------
  NEW ZEALAND -- 0.2%
    Telecom Corp. of New
      Zealand Ltd.             9,000         46,836
                                        -----------
  NORWAY -- 1.1%
    Norsk Hydro AS             2,750        123,438
    Orkla ASA Cl-A             7,370        123,996
    Saga Petroleum ASA           520          5,777
                                        -----------
                                            253,211
                                        -----------
  PORTUGAL -- 0.4%
    Jeronimo Martins
      SGPS SA                  1,980         65,251
    Jeronimo Martins SGPS SA
      (New)*                     573         18,883
                                        -----------
                                             84,134
                                        -----------
  RUSSIA -- 0.0%
    Gazprom [ADR]              1,009         10,746
                                        -----------
  SINGAPORE -- 0.4%
    Singapore Press Holdings
      Ltd.                     2,149         31,724
    United Overseas Bank
      Ltd.                     6,000         46,413
                                        -----------
                                             78,137
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  SPAIN -- 3.0%
    Argentaria Caja Postal Y
      Banco Hipotecario de
      Espana SA                2,200    $    51,810
    Banco Bilbao Vizcaya SA    2,310         34,605
    Banco Popular Espanol SA     370         26,227
    Banco Santander Central
      Hispano SA               4,701        102,254
    Endesa SA                  3,590         79,911
    Gas Natural SDG SA           560         45,234
    Iberdrola SA               4,750         66,585
    Repsol SA                  2,220         36,169
    Telefonica SA              4,698        220,432
    Telefonica SA Bonus
      Rights*                  4,388          4,085
                                        -----------
                                            667,312
                                        -----------
  SWEDEN -- 3.5%
    ABB AB Cl-A                3,560         49,734
    AstraZeneca Group PLC      5,060        197,929
    Atlas Copco AB Cl-B        2,090         55,165
    Electrolux AB Cl-B         5,830        118,530
    Esselte AB                   650         10,163
    Granges AB                   770         13,092
    Hennes & Mauritz AB Cl-B   2,080        179,788
    Nordbanken Holding Co.
      AB                      17,500        110,275
    Sandvik AB Cl-B            1,860         42,128
    Securitas AB Cl-B          1,535         22,813
                                        -----------
                                            799,617
                                        -----------
  SWITZERLAND -- 6.7%
    ABB AG                        60         87,688
    Adecco SA                    270        136,379
    Credit Suisse Group          620        123,190
    Nestle SA                    190        352,307
    Novartis AG                  190        278,676
    Roche Holding AG              20        235,673
    Swisscom AG*                  83         30,530
    UBS AG                       792        269,471
                                        -----------
                                          1,513,914
                                        -----------
  UNITED KINGDOM -- 19.3%
    Abbey National PLC         6,000        135,635
    ASDA Group PLC            20,000         66,900
    BG PLC                     7,000         39,307
    British Petroleum Co.
      PLC                      6,000        113,898
    Cable & Wireless PLC      15,000        215,431
    Cadbury Schweppes PLC     11,000        146,913
    Caradon PLC               16,000         40,961
    Centrica PLC*              6,000         12,196
    Compass Group PLC         10,000        102,563
    Diageo PLC                27,776        320,881
    Electrocomponents PLC      5,000         42,668
    GKN PLC                    2,000         34,182
    Glaxo Wellcome PLC        11,000        325,530
    Kingfisher PLC            25,000        374,348
    Ladbroke Group PLC        10,000         48,746
    National Westminster
      Bank PLC                26,000        626,683

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Rank Group PLC             4,000    $    16,552
    Reed International PLC    24,000        218,523
    Rio Tinto PLC              8,000        139,821
    Rolls-Royce PLC            4,000         18,548
    Safeway PLC               11,000         45,827
    Shell Transport &
      Trading Co. PLC         50,000        374,750
    Smith, (David S.)
      Holdings PLC             5,000         10,707
    SmithKline Beecham PLC    32,000        423,520
    Tesco PLC                 39,000        116,012
    Tomkins PLC               27,248        115,932
    Unilever PLC              12,000        106,460
    United News & Media PLC   10,000        122,287
                                        -----------
                                          4,355,781
                                        -----------
TOTAL INVESTMENTS -- 94.0%
  (Cost $18,920,258)                     21,210,647
OTHER ASSETS LESS
  LIABILITIES -- 6.0%                     1,355,562
                                        -----------
NET ASSETS -- 100.0%                    $22,566,209
                                        ===========

Foreign currency exchange contracts outstanding at April 30, 1999:

SETTLEMENT          CONTRACTS TO    IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE      DELIVER          FOR       AT VALUE     APPRECIATION
----------------------------------------------------------------------------
05/99        Sell   JPY 2,467,024     $20,728      $20,685         $43
                                      =======      =======         ===

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of April 30, 1999. Percentages are based on net assets.

                 INDUSTRY
-------------------------------------------
Aerospace                                     0.1%
Automobile Manufacturers                      0.3%
Automotive Parts                              0.8%
Beverages                                     1.5%
Broadcasting                                  0.8%
Building Materials                            1.5%
Business Services                             0.6%
Chemicals                                     0.8%
Clothing & Apparel                            0.2%
Computer Services & Software                  1.8%
Construction                                  0.2%
Consumer Products & Services                  3.6%
Electronic Components & Equipment             7.7%
Entertainment & Leisure                       0.8%
Financial -- Bank & Trust                    15.0%
Financial Services                            1.7%
Food                                          6.9%
Healthcare Services                           0.1%
Industrial Products                           3.3%
Insurance                                     3.5%
Machinery & Equipment                         2.3%
Medical Supplies & Equipment                  1.1%
Metals & Mining                               1.0%
Miscellaneous                                 0.3%
Office Equipment                              1.7%
Oil & Gas                                     6.3%
Pharmaceuticals                               7.9%
Printing & Publishing                         5.0%
Railroads                                     0.6%
Real Estate                                   0.9%
Retail & Merchandising                        3.6%
Telecommunications                           11.0%
Transportation                                0.5%
Utilities                                     0.6%
                                             -----
TOTAL                                        94.0%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stocks.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
** Closed-end fund.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to less than 0.1% of net assets.

See Notes to Financial Statements.

ASMT JANUS
CAPITAL GROWTH PORTFOLIO

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 93.9%
  BEVERAGES -- 1.2%
    Coca-Cola Co.           120,620    $  8,202,160
                                       ------------
  COMPUTER HARDWARE -- 3.7%
    Dell Computer Corp.*    446,840      18,404,222
    EMC Corp.*               74,005       8,061,920
                                       ------------
                                         26,466,142
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 24.2%
    America Online, Inc.*   365,820      52,220,805
    Cisco Systems, Inc.*    315,812      36,022,306
    EarthLink Network,
      Inc.*                 188,595      13,001,268
    Intuit, Inc.*           155,220      13,368,322
    Microsoft Corp.*        399,360      32,472,960
    VERITAS Software
      Corp.*                211,085      14,987,035
    Yahoo!, Inc.*            68,710      12,002,778
                                       ------------
                                        174,075,474
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 0.0%
    Packaged Ice, Inc.*      49,655         297,930
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 8.4%
    General Electric Co.    265,290      27,988,095
    Texas Instruments,
      Inc.                  317,540      32,428,772
                                       ------------
                                         60,416,867
                                       ------------
  ENTERTAINMENT & LEISURE -- 4.6%
    Time Warner, Inc.       477,745      33,442,150
                                       ------------
  FINANCIAL SERVICES -- 6.4%
    Fannie Mae              149,335      10,593,452
    Schwab, (Charles)
      Corp.                 230,480      25,295,180
    TeleBanc Financial
      Corp.*                100,000      10,362,500
                                       ------------
                                         46,251,132
                                       ------------
  FOOD -- 1.9%
    Safeway, Inc.*          247,810      13,366,252
                                       ------------
  INSURANCE -- 4.7%
    American International
      Group, Inc.           289,980      34,054,526
                                       ------------
  OFFICE EQUIPMENT -- 1.4%
    Staples, Inc.*          345,707      10,371,210
                                       ------------
  PHARMACEUTICALS -- 8.8%
    Lilly, (Eli) & Co.      195,065      14,361,661
    MedImmune, Inc.*        345,815      19,063,052
    Pfizer, Inc.            176,828      20,346,272
    Warner-Lambert Co.      138,373       9,400,716
                                       ------------
                                         63,171,701
                                       ------------
  RETAIL & MERCHANDISING -- 12.6%
    Amazon.com, Inc.*        71,270      12,262,894
    Costco Companies,
      Inc.*                 414,110      33,517,028
    Home Depot, Inc.        197,155      11,816,978
    Wal-Mart Stores, Inc.   722,255      33,223,730
                                       ------------
                                         90,820,630
                                       ------------

                             SHARES           VALUE
---------------------------------------------------
---------------------------------------------------
  TELECOMMUNICATIONS -- 16.0%
    Global TeleSystems
      Group, Inc.*           38,710    $  2,559,699
    Level 3
      Communications,
      Inc.*                 164,730      14,835,996
    Lucent Technologies,
      Inc.                  114,860       6,905,957
    MCI WorldCom, Inc.*     414,705      34,083,567
    Metromedia Fiber
      Network, Inc. Cl-A*    80,770       6,804,872
    Nokia Corp. Cl-A [ADR]  462,910      34,342,136
    Qwest Communications
      International, Inc.*  184,255      15,742,287
                                       ------------
                                        115,274,514
                                       ------------
TOTAL COMMON STOCK
  (Cost $557,912,408)                   676,210,688
                                       ------------


                                PAR
                              (000)
                            -------
CORPORATE OBLIGATIONS -- 0.0%
  ENTERTAINMENT & LEISURE -- 0.0%
    Venetian Casino Resort
      LLC
      12.25%, 11/15/04      $   275         291,500
                                       ------------
TELECOMMUNICATIONS -- 0.0%
    Lenfest
      Communications, Inc.
      7.625%, 02/15/08          140         148,400
      8.25%, 02/15/08           175         187,906
                                       ------------
                                            336,306
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $589,621)                           627,806
                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.1%
    Federal Home Loan Bank
      4.73%, 05/13/99        10,000       9,983,975
                                       ------------
    Federal Home Loan
      Mortgage Corp.
      4.65%, 05/28/99        10,000       9,965,125
                                       ------------
    Federal National
      Mortgage Assoc.
      4.64%, 09/17/99        20,000      19,639,111
      4.65%, 08/05/99        20,000      19,749,417
      4.69%, 07/19/99        15,000      14,843,666
      4.70%, 06/18/99        20,000      19,872,645
                                       ------------
                                         74,104,839
                                       ------------
  (Cost $94,063,335)                     94,053,939
                                       ------------

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JANUS
CAPITAL GROWTH PORTFOLIO

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
COMMERCIAL PAPER -- 5.2%
    CIT Group Holdings,
      Inc. 4.90%, 05/03/99  $22,200    $ 22,193,957
    Prudential Funding
      Corp. 4.87%,
      05/03/99               15,000      14,995,942
                                       ------------
  (Cost $37,189,899)                     37,189,899
                                       ------------
---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund              39,550    $     39,550
    Temporary Investment
      Fund                   39,549          39,549
                                       ------------
  (Cost $79,099)                             79,099
                                       ------------
TOTAL INVESTMENTS -- 112.2%
  (Cost $689,834,362)                   808,161,431
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (12.2%)               (88,115,487)
                                       ------------
NET ASSETS -- 100.0%                   $720,045,944
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

ASMT INVESCO
EQUITY INCOME PORTFOLIO

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 71.5%
  AEROSPACE -- 4.3%
    AlliedSignal, Inc.        30,000    $  1,762,500
    General Dynamics
      Corp.                    9,700         681,425
    General Motors Corp.
      Cl-H*                   20,000       1,107,500
    Northrop Grumman
      Corp.                   10,900         696,919
    Raytheon Co. Cl-B         19,000       1,334,750
                                        ------------
                                           5,583,094
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 0.9%
    Ford Motor Co.            18,000       1,150,875
                                        ------------
  BEVERAGES -- 1.3%
    Anheuser-Busch
      Companies, Inc.         23,000       1,681,875
                                        ------------
  BROADCASTING -- 0.9%
    AT&T Corp. Liberty
      Media Group Cl-A        18,000       1,149,750
                                        ------------
  COMPUTER HARDWARE -- 1.5%
    EMC Corp.*                 6,400         697,200
    International
      Business Machines
      Corp.                    6,000       1,255,125
                                        ------------
                                           1,952,325
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 0.7%
    Microsoft Corp.*          11,000         894,437
                                        ------------
  CONGLOMERATES -- 1.9%
    Philip Morris
      Companies, Inc.         20,000         701,250
    Textron, Inc.             12,900       1,188,412
    Tyco International
      Ltd.                     6,200         503,750
                                        ------------
                                           2,393,412
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 2.7%
    Colgate-Palmolive Co.     15,000       1,536,562
    Gillette Co.              13,500         704,531
    Maytag Corp.              19,000       1,299,125
                                        ------------
                                           3,540,218
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.6%
    Altera Corp.*             15,200       1,098,200
    Applied Materials,
      Inc.*                   18,000         965,250
    General Electric Co.      12,000       1,266,000
    Tandy Corp.               34,200       2,477,362
    Texas Instruments,
      Inc.                    13,600       1,388,900
                                        ------------
                                           7,195,712
                                        ------------
  ENTERTAINMENT & LEISURE -- 0.2%
    Park Place
      Entertainment
      Corp.*                  20,000         216,250
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 7.4%
    Bank of New York Co.,
      Inc.                    56,000    $  2,240,000
    Charter One
      Financial, Inc.         26,065         814,531
    Chase Manhattan Corp.     20,000       1,655,000
    Fleet Financial
      Group, Inc.             20,000         861,250
    Morgan, (J.P.) & Co.,
      Inc.                    13,000       1,751,750
    St. Paul Bancorp,
      Inc.                    37,900         919,075
    Summit Bancorp            30,000       1,271,250
                                        ------------
                                           9,512,856
                                        ------------
  FINANCIAL SERVICES -- 0.8%
    Citigroup, Inc.           13,000         978,250
                                        ------------
  FOOD -- 4.3%
    General Mills, Inc.       13,650         998,156
    Heinz, (H.J.) Co.         10,000         466,875
    Hershey Foods Corp.       16,000         842,000
    Kellogg Co.               17,800         658,600
    Quaker Oats Co.           12,800         826,400
    Safeway, Inc.*            25,200       1,359,225
    Tasty Baking Co.          34,000         399,500
                                        ------------
                                           5,550,756
                                        ------------
  HOTELS & MOTELS -- 1.2%
    Hilton Hotels Corp.       20,000         312,500
    Marriott
      International, Inc.
      Cl-A                    30,000       1,256,250
                                        ------------
                                           1,568,750
                                        ------------
  INSURANCE -- 3.1%
    Allmerica Financial
      Corp.                   40,000       2,292,500
    American
      International
      Group, Inc.              7,000         822,062
    Ohio Casualty Corp.        6,500         241,516
    Travelers Property
      Casualty Corp. Cl-A     20,000         690,000
                                        ------------
                                           4,046,078
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Becton Dickinson &
      Co.                     15,000         557,812
    Medtronic, Inc.           17,000       1,222,937
                                        ------------
                                           1,780,749
                                        ------------
  METALS & MINING -- 1.2%
    Phelps Dodge Corp.        10,300         651,475
    Reynolds Metals Co.       14,000         873,250
                                        ------------
                                           1,524,725
                                        ------------

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT INVESCO
EQUITY INCOME PORTFOLIO

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
OIL & GAS -- 6.3%
    Apache Corp.              24,000    $    736,500
    Atlantic Richfield
      Co.                     10,000         839,375
    Exxon Corp.               12,400       1,029,975
    Halliburton Co.           19,500         831,187
    National Fuel Gas Co.     40,000       1,750,000
    Royal Dutch
      Petroleum Co.           10,000         586,875
    Schlumberger Ltd.         18,000       1,149,750
    Unocal Corp.              30,000       1,246,875
                                        ------------
                                           8,170,537
                                        ------------
  PAPER & FOREST PRODUCTS -- 1.8%
    Temple-Inland, Inc.       10,000         690,000
    Weyerhaeuser Co.          25,000       1,678,125
                                        ------------
                                           2,368,125
                                        ------------
  PHARMACEUTICALS -- 5.5%
    American Home
      Products Corp.          16,000         976,000
    Bristol-Meyers Squibb
      Co.                     13,000         826,312
    Lilly, (Eli) & Co.        16,000       1,178,000
    Merck & Co., Inc.         20,000       1,405,000
    Pharmacia & Upjohn,
      Inc.                    18,000       1,008,000
    SmithKline Beecham
      PLC [ADR]               16,000       1,051,000
    Warner-Lambert Co.        10,700         726,931
                                        ------------
                                           7,171,243
                                        ------------
  RAILROADS -- 2.4%
    Kansas City Southern
      Industries, Inc.        45,000       2,680,312
    Norfolk Southern
      Corp.                   13,100         428,206
                                        ------------
                                           3,108,518
                                        ------------
  REAL ESTATE -- 0.1%
    HRPT Properties Trust
      [REIT]                   7,100         103,837
                                        ------------
  RETAIL & MERCHANDISING -- 3.0%
    Dayton-Hudson Corp.       19,000       1,278,938
    Penney, (J.C.) Co.,
      Inc.                    28,000       1,277,500
    Wal-Mart Stores, Inc.     29,600       1,361,600
                                        ------------
                                           3,918,038
                                        ------------
  SEMICONDUCTORS -- 2.4%
    Intel Corp.               19,000       1,162,563
    Motorola, Inc.            25,000       2,003,125
                                        ------------
                                           3,165,688
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
  TELECOMMUNICATIONS -- 9.0%
    Ameritech Corp.           13,100    $    896,531
    AT&T Corp.                20,700       1,045,350
    Bell Atlantic Corp.       14,300         824,038
    Frontier Corp.            20,000       1,103,750
    GTE Corp.                 13,000         870,188
    Lucent Technologies,
      Inc.                    20,400       1,226,550
    MediaOne Group, Inc.*     30,000       2,446,875
    SBC Communications,
      Inc.                    15,700         879,200
    Sprint Corp. (FON
      Group)                  10,700       1,097,419
    U.S. West, Inc.           23,500       1,229,344
                                        ------------
                                          11,619,245
                                        ------------
  UTILITIES -- 1.6%
    Northern States
      Power Co.               39,200         945,700
    Unicom Corp.              29,000       1,125,563
                                        ------------
                                           2,071,263
                                        ------------
TOTAL COMMON STOCK
  (Cost $77,881,044)                      92,416,606
                                        ------------
                                 PAR
                               (000)
                           ---------
CORPORATE OBLIGATIONS -- 14.8%
  AIRLINES -- 0.5%
    Delta Air Lines
      10.375%, 12/15/22    $     500         647,500
                                        ------------
  BROADCASTING -- 0.2%
    Continental
      Cablevision, Inc.
      9.50%, 08/01/13            250         297,813
                                        ------------
  BUILDING MATERIALS -- 0.4%
    USG Corp.
      8.50%, 08/01/05            500         525,000
                                        ------------
  ENTERTAINMENT & LEISURE -- 0.1%
    Time Warner
      Entertainment Co.
      7.25%, 09/01/08            100         105,875
                                        ------------
  FINANCIAL SERVICES -- 0.4%
    Associates Corp. of
      North America Cl-E
      7.375%, 06/11/07           500         530,875
                                        ------------
  HEALTHCARE SERVICES -- 0.0%
    FHP International
      Corp.
      7.00%, 09/15/03             50          51,000
                                        ------------
  HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp.
      7.20%, 12/15/09            250         245,000
                                        ------------

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
INDUSTRIAL PRODUCTS -- 0.2%
    Worldwide Fiber, Inc.
      144A
      12.50%, 12/15/05     $     250    $    267,500
                                        ------------
  INSURANCE -- 0.8%
    Equitable Companies,
      Inc.
      9.00%, 12/15/04            500         563,750
    Progressive Corp.
      6.625%, 03/01/29           500         477,500
                                        ------------
                                           1,041,250
                                        ------------
  OIL & GAS -- 1.9%
    Atlantic Richfield
      Co.
      10.875%, 07/15/05          500         620,000
    Belco Oil & Gas Corp.
      Cl-B
      8.875%, 09/15/07           100          98,750
    Canadian Forest Oil
      Ltd.
      8.75%, 09/15/07            250         246,250
    Cliffs Drilling Co.
      Cl-B
      10.25%, 05/15/03           250         246,875
    Gulf Canada Resources
      Ltd.
      8.25%, 03/15/17            100          95,250
    Noram Energy Corp.
      [CVT]
      6.00%, 03/15/12            100          95,125
    NRG Energy, Inc.
      7.50%, 06/15/07            250         249,688
    Ocean Energy, Inc.
      Cl-B
      8.875%, 07/15/07           250         258,125
    Vastar Resources,
      Inc.
      6.50%, 04/01/09            500         491,875
                                        ------------
                                           2,401,938
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.4%
    Chesapeake Corp.
      7.20%, 03/15/05            500         519,375
                                        ------------
  PRINTING & PUBLISHING -- 0.1%
    Affiliated Newspaper
      Investments, Inc.
      [STEP]
      12.01%, 07/01/06           100          96,250
                                        ------------
  TELECOMMUNICATIONS -- 5.6%
    AT&T Corp.
      6.00%, 03/15/09            400         391,000
    Cencall
      Communications
      Corp. [STEP]
      9.80%, 01/15/04            490         496,738
    Centel Capital Corp.
      9.00%, 10/15/19            250         296,563
    GTE Corp.
      7.90%, 02/01/27            731         774,860

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------
    Level 3
      Communications,
      Inc.
      9.125%, 05/01/08     $     250    $    255,625
      5.538%, 12/01/08
      [STEP] 144A                500         325,625
    Lin Television Co.
      8.375%, 03/01/08           250         247,500
    McLeodUSA, Inc.
      9.50%, 11/01/08            250         272,500
    MetroNet
      Communications
      Corp.
      12.00%, 08/15/07           350         415,625
      8.80%, 06/15/08
      [STEP]                     500         391,250
    NEXTLINK
      Communications,
      Inc.
      9.625%, 10/01/07            50          50,500
      10.75%, 11/15/08
      144A                       250         269,375
    Paramount
      Communication
      8.25%, 08/01/22            700         734,125
    Qwest Communications
      International, Inc.
      144A
      7.25%, 11/01/08            250         258,438
    TCI
      Telecommunications,
      Inc.
      7.875%, 02/15/26           500         560,625
    Tele-Communications,
      Inc.
      9.80%, 02/01/12            500         646,250
    Telewest
      Communications PLC
      [STEP]
      10.375%, 10/01/07          250         222,500
    US West
      Communications
      5.65%, 11/01/04            650         639,134
                                        ------------
                                           7,248,233
                                        ------------
  UTILITIES -- 4.0%
    Boston Edison Co.
      7.80%, 03/15/23             25          25,313
    Cleveland Electric
      Illuminating Co.
      Cl-D
      7.88%, 11/01/17            250         265,000
    Coda Energy, Inc.
      Cl-B
      10.50%, 04/01/06           150         155,250
    Commonwealth Edison
      8.00%, 05/15/08            400         452,000
      8.375%, 02/15/23           428         453,145
    Consumers Energy Co.
      7.375%, 09/15/23           500         485,625

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT INVESCO
EQUITY INCOME PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    El Paso Electric Co.
      8.90%, 02/01/06      $     250    $    282,500
    El Paso Electric Co.
      Cl-C
      8.25%, 02/01/03            200         209,750
    Gulf States Utilities
      8.70%, 04/01/24            250         259,688
    Metropolitan Edison
      Co. Cl-B
      8.15%, 01/30/23             75          78,693
    New York State
      Electric & Gas
      Corp.
      8.30%, 12/15/22            200         207,750
    Niagara Mohawk Power
      Corp. Cl-H [STEP]
      2.269%, 07/01/10         1,000         796,250
    Panhandle Eastern
      Pipeline 144A
      6.50%, 07/15/09            500         495,000
    PP&L Resources, Inc.
      7.70%, 10/01/99            500         552,500
    Public Service New
      Mexico Cl-B
      7.50%, 08/01/18            260         261,950
    Western Massachusetts
      Electric Co. Cl-V
      7.75%, 12/01/02            250         251,700
                                        ------------
                                           5,232,114
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $19,479,209)                      19,209,723
                                        ------------
U.S. TREASURY OBLIGATIONS -- 5.5%
    U.S. Treasury Notes
      6.625%, 05/15/07           250         269,235
      5.625%, 05/15/08         6,750       6,847,654
                                        ------------
  (Cost $7,291,449)                        7,116,889
                                        ------------

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------
COMMERCIAL PAPER -- 3.9%
    General Electric
      Capital Corp.
      4.751%, 05/04/99     $   2,500    $  2,500,000
    Heller Financial,
      Inc.
      4.855%, 05/04/99         2,500       2,500,000
                                        ------------
  (Cost $5,000,000)                        5,000,000
                                        ------------
                            SHARES
                           ---------
SHORT-TERM INVESTMENTS -- 1.7%
    Temporary Investment
      Cash Fund            1,081,480       1,081,480
    Temporary Investment
      Fund                 1,081,479       1,081,479
                                        ------------
  (Cost $2,162,959)                        2,162,959
                                        ------------
TOTAL INVESTMENTS -- 97.4%
  (Cost $111,814,661)                    125,906,177
OTHER ASSETS LESS
  LIABILITIES -- 2.6%                      3,428,225
                                        ------------
NET ASSETS -- 100.0%                    $129,334,402
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.2% of net assets.

See Notes to Financial Statements.

ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO

-----------------------------------------------------
                                  PAR
                                (000)           VALUE
-----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.7%
    Federal Home Loan
      Mortgage Corp.
      6.00%, 05/17/29
      [TBA]                 $  7,300     $  7,081,000
      6.00%, 07/01/28            923          896,049
      6.50%, 12/15/23            212          201,920
      7.00%, 02/15/27          3,490        3,410,562
      8.50%, 08/01/24-
         12/01/25              1,065        1,120,765
                                         ------------
                                           12,710,296
                                         ------------
    Federal National Mortgage Assoc.
      5.905%, 12/01/27-
         05/01/36 [VR]          769           772,702
      6.50%, 05/18/23          2,893        2,910,240
                                         ------------
                                            3,682,942
                                         ------------
    Government National Mortgage
      Assoc.
      6.50%, 05/24/29
      [TBA]                    4,000        3,974,360
      6.68%, 01/01/09            956          969,940
      6.875%, 02/01/40         2,709        2,689,959
      6.875%, 02/04/40
      [CLC]+                   2,291        2,348,647
      7.00%, 11/15/27            416          422,509
                                         ------------
                                           10,405,415
                                         ------------
    Student Loan Marketing
      Assoc. Series 1996-4 Cl-A1
      4.826%, 07/25/04         1,436        1,429,871
                                         ------------
  (Cost $28,347,468)                       28,228,524
                                         ------------
U.S. TREASURY OBLIGATIONS -- 14.3%
    U.S. Treasury Bills
      4.33%, 06/24/99#            25           24,845
      4.48%, 06/24/99#            40           39,752
      4.49%, 06/24/99#           120          119,257
      4.495%, 06/24/99#           15           14,907
      4.50%, 06/24/99#            20           19,876
      4.51%, 06/24/99#           490          486,964
      4.42%, 09/16/99             10            9,831
                                         ------------
                                              715,432
                                         ------------
    U.S. Treasury Bonds
      12.00%, 08/15/13         8,800       12,785,492
      7.25%, 05/15/16            100          114,379
      8.875%, 08/15/17         1,100        1,459,975
                                         ------------
                                           14,359,846
                                         ------------
    U.S. Treasury
      Inflationary Bonds
      3.625%, 01/15/08           800          797,498
      3.875%, 01/15/09         1,200        1,202,107
                                         ------------
                                            1,999,605
                                         ------------
  (Cost $17,784,188)                       17,074,883
                                         ------------

                                  PAR
                                (000)           VALUE
-----------------------------------------------------
-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.4%
    Chase Mortgage Finance
      Corp. 1995-A Cl-A
      6.204%, 04/25/25      $  2,515     $  2,525,594
    Countrywide Home Loans
      Series 1998-18
      Cl-2A3
      6.75%, 11/25/28          1,000          966,199
    Countrywide Home Loans
      Series 1999-7 Cl-A3
      6.25%, 06/25/14          5,000        4,933,594
    First Plus Home Loan
      Trust Series 1998-5
      Cl-A3 [VR] 6.06%,
      09/10/11                 1,000        1,004,615
    GE Capital Mortgage
      Services, Inc.
      Series 1999-5 Cl-A29
      6.50%, 05/25/29          9,858        9,509,909
    GE Capital Mortgage
      Services, Inc.
      Series 1999-11 Cl-Y2
      PAC 6.00%, 05/25/29      3,000        2,989,219
    Norwest Asset
      Securities Corp.
      Series 1997-21 Cl-A2
      7.00%, 01/25/28          2,823        2,850,970
    PNC Mortgage
      Securities Corp.
      Series 1998-10 Cl-
      1A6 6.50%, 10/25/28      2,000        1,903,045
                                         ------------
  (Cost $26,991,247)                       26,683,145
                                         ------------
CORPORATE OBLIGATIONS -- 36.1%
  AIRLINES -- 2.5%
    Continental Airlines,
      Inc. 6.954%,
      02/02/11                 3,000        2,990,115
                                         ------------
  CONGLOMERATES -- 0.9%
    Philip Morris
      Companies, Inc.
      7.625%, 05/15/02         1,000        1,043,190
                                         ------------
  CONSUMER GOODS & SERVICES -- 1.7%
    Sears Roebuck
      Acceptance Corp.
      Cl-2 6.86%, 08/06/01     2,000        2,040,000
                                         ------------

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO

-----------------------------------------------------
                                  PAR
                                (000)           VALUE
-----------------------------------------------------
FINANCIAL -- BANK & TRUST -- 5.7%
    Bankers Trust Corp.
      [VR]
      5.32%, 01/30/02       $  1,000     $    973,805
    PNC Bank Corp. NA
      5.001%, 05/17/99         2,800        2,799,686
    Popular North America,
      Inc. Cl-D
      6.625%, 01/15/04         3,000        3,006,330
                                         ------------
                                            6,779,821
                                         ------------
  FINANCIAL SERVICES -- 14.9%
    Bear Stearns
      Companies, Inc. Cl-B
      [VR] 5.136%,
      02/16/01                 1,000        1,000,110
    Bear Stearns
      Companies, Inc. [VR]
      5.601%, 03/18/05           500          500,971
    Beneficial Corp. Cl-H
      [FRN]
      5.08%, 01/09/02            500          499,285
    Caterpillar Financial
      Services Corp., Inc.
      Cl-F [FRN]
      5.05%, 06/08/00            500          500,415
    DTE Capital Corp. [VR]
      144A
      7.11%, 11/15/03          3,000        2,808,750
    Ford Motor Credit Co.
      [FRN] 5.423%,
      09/03/01                 1,000        1,000,223
    GMAC [FRN]
      5.121%, 04/29/02         2,800        2,807,322
    Goldman Sachs Group
      Cl-A [FRN] 144A
      5.521%, 12/07/01         2,000        2,007,244
    Lehman Brothers
      Holdings, Inc. [FRN]
      5.588%, 12/01/00           800          795,185
      5.577%, 09/03/02         1,800        1,800,718
    Merrill Lynch & Co.,
      Inc. [FRN] 5.45%,
      01/11/02                 2,000        2,009,890
    Morgan Stanley, Dean
      Witter & Co. 5.429%,
      03/11/03                 1,000          995,100
    New England
      Educational Loan
      Marketing Assoc.
      Cl-B [FRN] 144A
      5.411%, 06/11/01         1,000          999,180
                                         ------------
                                           17,724,393
                                         ------------
  FOOD -- 4.5%
    RJR Nabisco, Inc.
      8.625%, 12/01/02         5,000        5,409,700
                                         ------------

                                  PAR
                                (000)           VALUE
-----------------------------------------------------
-----------------------------------------------------
  HEALTHCARE SERVICES -- 3.4%
    Columbia/HCA
      Healthcare Corp.
      6.63%, 07/15/45       $  4,275     $  4,087,969
                                         ------------
  TELECOMMUNICATIONS -- 2.5%
    Cable & Wireless
      Communications PLC
      6.75%, 12/01/08          2,000        2,015,000
    WorldCom, Inc. 6.125%,
      08/15/01                 1,000        1,006,659
                                         ------------
                                            3,021,659
                                         ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $42,973,070)                       43,096,847
                                         ------------
SOVEREIGN ISSUES -- 5.6%
  ARGENTINA -- 0.8%
    Republic of Argentina
      [VR]
      14.25%, 05/31/99         1,000        1,002,500
                                         ------------
  MEXICO -- 4.0%
    United Mexican States
      8.75%, 05/30/02          3,000        4,804,140
                                         ------------
  PHILIPPINES -- 0.8%
    Republic of
      Philippines Cl-B
      [BRB, VR] 6.50%,
      12/01/17                 1,000          890,822
                                         ------------
TOTAL SOVEREIGN ISSUES
  (Cost $6,303,886)                         6,697,462
                                         ------------
CERTIFICATES OF DEPOSIT -- 0.8%
    Mexico Credit Link
      [VR]
      10.508%, 02/22/02
  (Cost $1,000,000)            1,000          995,689
                                         ------------
COMMERCIAL PAPER -- 10.8%
    American Express
      Credit Corp.
      4.81%, 05/24/99          1,000          996,927
    Ameritech Corp.
      4.81%, 05/14/99          1,000          998,263
    Ford Motor Credit Co.
      4.81%, 05/10/99            400          399,519
      4.78%, 07/26/99            800          791,059
    General Electric
      Capital Corp.
      4.82%, 06/10/99          1,100        1,094,109
      4.81%, 06/11/99          1,500        1,491,783
      4.82%, 06/11/99            400          397,888
      4.79%, 06/14/99            500          497,091
      4.79%, 07/28/99          1,600        1,581,806
    General Motors
      Acceptance Corp.
      4.81%, 06/02/99            900          896,152
      4.77%, 06/08/99            400          397,986
    IBM Credit Corp.
      4.80%, 05/28/99          1,300        1,295,320

-----------------------------------------------------
                                  PAR
                                (000)           VALUE
-----------------------------------------------------
    KFW International
      Financial Co.
      4.79%, 06/23/99       $    300     $    297,884
    National Rural Utility
      Corp.
      4.82%, 05/18/99            200          199,543
      4.82%, 06/10/99          1,000          994,798
    Shell Oil Co.
      4.78%, 06/25/99            500          496,481
                                         ------------
  (Cost $12,825,489)                       12,826,609
                                         ------------
                              SHARES
                             ------
SHORT-TERM INVESTMENTS -- 1.8%
    Temporary Investment
      Cash Fund             1,052,143       1,052,143
    Temporary Investment
      Fund                  1,052,142       1,052,142
                                         ------------
  (Cost $2,104,285)                         2,104,285
                                         ------------
                            NOTIONAL
                             AMOUNT
                             (000)
                            ---------
OPTIONS -- 0.0%
  CALL OPTIONS
    5 Year U.S. Treasury
      Notes, Strike Price
      96-19, Expires
      05/17/99+             $    200           10,460
    10 Year U.S. Treasury
      Notes, Strike Price
      95-20, Expires
      05/24/99+                  500           27,080
                                         ------------
  (Cost $40,547)                               37,540
                                         ------------
TOTAL INVESTMENTS --115.5%
  (Cost $138,370,180)                     137,744,984
                                         ------------
                            NUMBER OF
                            CONTRACTS
                            ---------
WRITTEN OPTIONS -- 0.0%
  CALL OPTIONS
    30 Year U.S. Treasury
      Bond Futures, Strike
      Price 126, Expires
      05/22/99                    14             (437)
    30 Year U.S. Treasury
      Bond Futures, Strike
      Price 128, Expires
      05/22/99                    31             (484)
    30 Year U.S. Treasury
      Bond Futures, Strike
      Price 130, Expires
      05/22/99                    21             (328)
                                         ------------
                                               (1,249)
                                         ------------

-----------------------------------------------------
                            NUMBER OF
                            CONTRACTS           VALUE
-----------------------------------------------------
  PUT OPTIONS
    30 Year U.S. Treasury
      Bond Futures, Strike
      Price 116, Expires
      05/22/99                    44     $     (4,812)
    30 Year U.S. Treasury
      Bond Futures, Strike
      Price 118, Expires
      05/22/99                    21           (7,219)
                                         ------------
                                              (12,031)
                                         ------------
TOTAL WRITTEN OPTIONS
  (Cost ($57,155))                            (13,280)
                                         ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (15.5%)                 (18,434,687)
                                         ------------
NET ASSETS -- 100.0%                     $119,297,017
                                         ============

Foreign currency exchange contracts outstanding at April 30, 1999:

SETTLEMENT          CONTRACTS TO    IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE      RECEIVE          FOR        AT VALUE    DEPRECIATION
---------------------------------------------------------------------------
08/99        Sell   GBP 3,060,000   $4,898,172    $4,927,536     $29,364
                                    ==========    ==========     =======

# Securities with an aggregate market value of $705,601 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 1999:

                            EXPIRATION   NUMBER OF    UNREALIZED
       DESCRIPTION            MONTH      CONTRACTS   DEPRECIATION
-----------------------------------------------------------------
U.S. Treasury 30 Year Bond    06/99         105        $ 7,484
U.S. Treasury 10 Year Note    06/99          16          9,063
                                                       -------
                                                       $16,547
                                                       =======

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
+ Illiquid security. At the end of the period these securities amounted to 2.0%
  of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 4.9% of net assets.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JPM
MONEY MARKET PORTFOLIO

----------------------------------------------------
                                  PAR
                                (000)          VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.0%
    Federal Home Loan Bank
      4.90%, 05/03/99         $29,245    $29,237,039
      4.66%, 05/14/99           8,000      7,986,538
      5.61%, 06/18/99           1,000      1,000,005
                                         -----------
  (Cost $38,223,582)                      38,223,582
                                         -----------
CERTIFICATES OF DEPOSIT -- 21.9%
    Bank of Nova Scotia
      5.15%, 04/20/00           2,000      1,998,876
    Bankers Trust Co. [FRN]
      5.07%, 04/30/99++           500        499,988
    Bayerische Hypo
      Vereinsbank
      5.15%, 04/25/00           2,000      1,998,861
    Bayerische Landesbank NY
      5.115%, 03/21/00          2,500      2,496,808
    Canadian Imperial Bank
      5.01%, 02/07/00           1,500      1,499,665
    Comerica Bank [FRN]
      4.90%, 05/01/99++         1,500      1,499,496
    Commerzbank NY
      4.99%, 01/25/00           1,500      1,499,735
    Deutsche Bank NY
      5.00%, 01/06/00           1,500      1,499,703
    Dresdner Bank
      4.95%, 11/09/99           1,500      1,499,695
    Royal Bank of Canada
      [FRN]
      4.895%, 02/17/00++        1,500      1,499,470
    State Street Bank &
      Trust
      4.81%, 06/16/99           3,000      3,000,000
                                         -----------
  (Cost $18,992,297)                      18,992,297
                                         -----------
CORPORATE OBLIGATIONS -- 16.2%
  BEVERAGES -- 0.7%
    PepsiCo, Inc. [FRN]
      4.81%, 05/19/99++           600        599,796
                                         -----------
  FINANCIAL -- BANK & TRUST -- 12.4%
    American Express
      Centurion [FRN]
      4.876%, 04/30/99++          750        750,000
      4.95%, 07/26/99           3,000      3,000,000
    Bank One Corp. [FRN]
      4.944%, 05/04/99++        1,000        999,991
    First Union National
      Bank [FRN]
      5.018%, 07/25/99++        1,500      1,500,000
    Key Bank NA [FRN]
      4.835%, 06/03/99++        1,000        999,916

                                  PAR
                                (000)          VALUE
----------------------------------------------------
----------------------------------------------------
    NationsBank Corp. Cl-F
      [FRN]
      5.06%, 05/19/99++       $ 1,000    $ 1,000,326
    Wells Fargo & Co. Cl-J
      5.31%, 03/31/00           1,500      1,499,489
    Xerox Credit Corp. Cl-F
      5.32%, 03/31/00           1,000        999,668
                                         -----------
                                          10,749,390
                                         -----------
  FINANCIAL SERVICES -- 3.1%
    CIT Group, Inc. [FRN]
      4.95%, 10/20/99++         1,200      1,200,055
    Citigroup, Inc. [FRN]
      5.069%, 05/03/99++        1,500      1,501,548
                                         -----------
                                           2,701,603
                                         -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $14,050,789)                      14,050,789
                                         -----------
COMMERCIAL PAPER -- 14.2%
  FINANCIAL -- BANK & TRUST -- 8.5%
    Caisse D'Amortissement
      4.90%, 11/23/99           2,000      1,943,922
    Cregem North America,
      Inc.
      4.81%, 07/02/99           2,000      1,983,432
      4.74%, 07/19/99           1,500      1,484,397
    Provident National Bank
      4.81%, 05/13/99           2,000      1,996,793
                                         -----------
                                           7,408,544
                                         -----------
  FINANCIAL SERVICES -- 5.7%
    Morgan Stanley, Dean
      Witter & Co.
      4.83%, 06/10/99           2,000      1,989,267
    General Electric Capital
      Corp.
      4.79%, 06/21/99           3,000      2,979,642
                                         -----------
                                           4,968,909
                                         -----------
TOTAL COMMERCIAL PAPER
  (Cost $12,377,453)                      12,377,453
                                         -----------
TOTAL INVESTMENTS -- 96.3%
  (Cost $83,644,121)                      83,644,121
OTHER ASSETS LESS LIABILITIES -- 3.7%      3,238,390
                                         -----------
NET ASSETS -- 100.0%                     $86,882,511
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

++ Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

DEFINITION OF ABBREVIATIONS

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
BRB   --   Brady Bond
CLC   --   Construction Loan Certificates
CVT   --   Convertible Security
FDR   --   Federal Depositary Receipt
FRN   --   Floating Rate Note(1)
GDR   --   Global Depositary Receipt
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond(2)
TBA   --   To be Announced Security
VR    --   Variable Rate Bond (1)
COUNTRIES/CURRENCIES:
GBP   --   United Kingdom/British Pound
JPY   --   Japan/Japanese Yen

-------------------------------------------------------
(1) Rates shown for variable and floating rate securities are the coupon rates as of April 30, 1999.
(2) Rates shown are the effective yields at purchase date.

APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                     ASMT            ASMT           ASMT           ASMT          ASMT
                                 T. ROWE PRICE      JANUS         INVESCO         PIMCO           JPM
                                 INTERNATIONAL     CAPITAL         EQUITY      TOTAL RETURN      MONEY
                                    EQUITY          GROWTH         INCOME          BOND         MARKET
                                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                  -----------    ------------   ------------   ------------   -----------
                                  -----------    ------------   ------------   ------------   -----------
ASSETS:
  Investments in Securities at
    Value (A)                     $21,210,647    $808,161,431   $125,906,177   $137,744,984   $83,644,121
  Cash                              1,377,282              --             --             --            --
  Foreign Currency (B)                446,339              --             --             --            --
  Receivable For:
    Securities Sold                   102,234              --      1,643,148             --            --
    Dividends and Interest             97,682          89,500        707,680      1,749,747       253,379
    Contributions by Feeder
       Funds                          128,012      20,971,489      1,187,833      1,955,315     3,113,723
  Deferred Organization Costs          16,163          16,163         16,249         16,249        16,260
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                              43              --             --             --            --
                                  -----------    ------------   ------------   ------------   -----------
       Total Assets                23,378,402     829,238,583    129,461,087    141,466,295    87,027,483
                                  -----------    ------------   ------------   ------------   -----------
LIABILITIES:
  Cash Overdraft                           --              --             --             --         1,489
  Written Options Outstanding,
    at Value                               --              --             --         13,280            --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                              --              --             --         29,364            --
  Payable to Investment Manager         9,121         301,818         38,636         37,329        33,579
  Payable For:
    Securities Purchased              728,247     108,475,819             --     21,823,463            --
    Withdrawals by Feeder Funds            --         148,711         29,324         92,902       107,234
    Futures Variation Margin               --              --             --        147,344            --
    Accrued Expenses and Other
       Liabilities                     74,825         266,291         58,725         25,596         2,670
                                  -----------    ------------   ------------   ------------   -----------
       Total Liabilities              812,193     109,192,639        126,685     22,169,278       144,972
                                  -----------    ------------   ------------   ------------   -----------
NET ASSETS                        $22,566,209    $720,045,944   $129,334,402   $119,297,017   $86,882,511
                                  ===========    ============   ============   ============   ===========
(A) Investments at Cost           $18,473,382    $689,834,362   $111,814,661   $138,313,025   $83,644,121
                                  ===========    ============   ============   ============   ===========
(B) Foreign Currency at Cost      $   446,876    $         --   $         --   $         --   $        --
                                  ===========    ============   ============   ============   ===========

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

FOR THE SIX MONTHS ENDED APRIL 30, 1999

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             ASMT            ASMT          ASMT           ASMT          ASMT
                                         T. ROWE PRICE      JANUS         INVESCO        PIMCO          JPM
                                         INTERNATIONAL     CAPITAL        EQUITY      TOTAL RETURN     MONEY
                                            EQUITY          GROWTH        INCOME          BOND         MARKET
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         ------------    ------------   -----------    -----------   ----------
                                         ------------    ------------   -----------    -----------   ----------
INVESTMENT INCOME:
  Interest                                $   15,012     $  1,408,335   $   789,149   $ 2,769,120    $1,471,857
  Dividends                                  149,506          514,198       558,337            --            --
  Foreign Taxes Withheld                     (22,018)         (32,869)      (23,081)       (2,372)          (58)
                                          ----------     ------------   -----------   -----------    ----------
       Total Investment Income               142,500        1,889,664     1,324,405     2,766,748     1,471,799
                                          ----------     ------------   -----------   -----------    ----------
EXPENSES:
  Advisory Fees                               91,205        1,872,549       345,257       274,545       149,913
  Shareholder Servicing Fees                   3,000            3,000         3,000         3,000         3,000
  Administration and Accounting Fees          18,751          140,872        46,611        43,780        19,147
  Custodian Fees                              29,567            7,533         6,161         3,820         3,772
  Professional Fees                              654           11,330         3,125         2,881         2,012
  Organization Costs                           2,367            2,367         2,367         2,367         2,367
  Trustees' Fees                                 534           10,640         2,662         2,439         1,737
  Miscellaneous Expenses                      16,893            5,166         5,560         3,715         2,348
                                          ----------     ------------   -----------   -----------    ----------
       Total Expenses                        162,971        2,053,457       414,743       336,547       184,296
                                          ----------     ------------   -----------   -----------    ----------
Net Investment Income (Loss)                 (20,471)        (163,793)      909,662     2,430,201     1,287,503
                                          ----------     ------------   -----------   -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                              (227,421)        (383,780)    1,521,824      (407,442)        3,102
    Futures Contracts                             --               --            --      (748,363)           --
    Written Options Contracts                     --               --            --        42,019            --
    Foreign Currency Transactions             (9,523)          (5,775)           --       (10,104)           --
                                          ----------     ------------   -----------   -----------    ----------
  Net Realized Gain (Loss)                  (236,944)        (389,555)    1,521,824    (1,123,890)        3,102
                                          ----------     ------------   -----------   -----------    ----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                             2,415,316      102,283,902    11,668,520      (996,690)           --
    Futures Contracts                             --               --            --       (16,547)           --
    Written Options Contracts                     --               --            --        43,875            --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                     (4,552)              25            --       (27,395)           --
                                          ----------     ------------   -----------   -----------    ----------
  Net Change in Unrealized Appreciation
    (Depreciation)                         2,410,764      102,283,927    11,668,520      (996,757)           --
                                          ----------     ------------   -----------   -----------    ----------
  Net Gain (Loss) on Investments           2,173,820      101,894,372    13,190,344    (2,120,647)        3,102
                                          ----------     ------------   -----------   -----------    ----------
  Net Increase in Net Assets Resulting
    from Operations                       $2,153,349     $101,730,579   $14,100,006   $   309,554    $1,290,605
                                          ==========     ============   ===========   ===========    ==========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  ASMT                           ASMT
                                                             T. ROWE PRICE                       JANUS
                                                          INTERNATIONAL EQUITY              CAPITAL GROWTH
                                                               PORTFOLIO                       PORTFOLIO
                                                      ----------------------------   -----------------------------
                                                        SIX MONTHS                     SIX MONTHS
                                                          ENDED        YEAR ENDED        ENDED         YEAR ENDED
                                                      APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                                       (UNAUDITED)        1998        (UNAUDITED)         1998
                                                      --------------   -----------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                         $   (20,471)    $   (62,984)   $   (163,793)   $    100,273
  Net Realized Gain (Loss) on Investments                 (236,944)       (150,133)       (389,555)     (5,429,678)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                        2,410,764          76,751     102,283,927      16,036,210
                                                       -----------     -----------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                             2,153,349        (136,366)    101,730,579      10,706,805
                                                       -----------     -----------    ------------    ------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                         10,622,737      17,837,166     520,461,604     159,785,442
  Withdrawals by Feeder Funds                           (5,230,660)     (6,177,388)    (56,384,731)    (24,236,532)
                                                       -----------     -----------    ------------    ------------
Net Increase in Net Assets from Capital Transactions     5,392,077      11,659,778     464,076,873     135,548,910
                                                       -----------     -----------    ------------    ------------
       Total Increase in Net Assets                      7,545,426      11,523,412     565,807,452     146,255,715
NET ASSETS:
  Beginning of Period                                   15,020,783       3,497,371     154,238,492       7,982,777
                                                       -----------     -----------    ------------    ------------
  End of Period                                        $22,566,209     $15,020,783    $720,045,944    $154,238,492
                                                       ===========     ===========    ============    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   AMERICAN SKANDIA MASTER TRUST

                                       ASMT                            ASMT                            ASMT
                                      INVESCO                          PIMCO                            JPM
                                   EQUITY INCOME                 TOTAL RETURN BOND                 MONEY MARKET
                                     PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                           -----------------------------   -----------------------------   -----------------------------
                             SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                               ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
                           APRIL 30, 1999   OCTOBER 31,    APRIL 30, 1999   OCTOBER 31,    APRIL 30, 1999   OCTOBER 31,
                            (UNAUDITED)         1998        (UNAUDITED)         1998        (UNAUDITED)         1998
                           --------------   ------------   --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                  $    909,662    $    686,732    $  2,430,201    $  1,179,198    $  1,287,503    $    785,810
  Net Realized Gain
    (Loss) on Investments      1,521,824        (510,100)     (1,123,890)        668,243           3,102            (733)
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on Investments            11,668,520       2,366,592        (996,757)        311,039              --              --
                            ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations             14,100,006       2,543,224         309,554       2,158,480       1,290,605         785,077
                            ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                     65,450,795      69,154,397      72,343,850      67,718,213      91,184,014     103,736,368
  Withdrawals by Feeder
    Funds                    (13,666,626)    (14,750,075)    (12,731,553)    (15,526,070)    (54,597,905)    (57,510,543)
                            ------------    ------------    ------------    ------------    ------------    ------------
Net Increase in Net
  Assets from
  Capital Transactions        51,784,169      54,404,322      59,612,297      52,192,143      36,586,109      46,225,825
                            ------------    ------------    ------------    ------------    ------------    ------------
    Total Increase in Net
       Assets                 65,884,175      56,947,546      59,921,851      54,350,623      37,876,714      47,010,902
NET ASSETS:
  Beginning of Period         63,450,227       6,502,681      59,375,166       5,024,543      49,005,797       1,994,895
                            ------------    ------------    ------------    ------------    ------------    ------------
  End of Period             $129,334,402    $ 63,450,227    $119,297,017    $ 59,375,166    $ 86,882,511    $ 49,005,797
                            ============    ============    ============    ============    ============    ============

See Notes to Financial Statements.

SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                      Net Assets at   Portfolio                           Ratio of Net Investment
                                           Period     End of Period   Turnover    Ratio of Expenses to       Income (Loss) to
                                           Ended       (in 000's)       Rate      Average Net Assets(4)    Average Net Assets(4)
                                          --------    -------------   ---------   ---------------------   -----------------------
ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO:
------------------------------------
------------------------------------
                                          04/30/99*     $ 22,566          12%             1.79%                    (0.22%)
                                          10/31/98        15,021          20%             2.60%                    (0.67%)
                                          10/31/97(1)      3,497           1%             6.26%                    (3.78%)
ASMT JANUS
CAPITAL GROWTH PORTFOLIO:
------------------------------------
------------------------------------
                                          04/30/99*     $720,046           7%             1.10%                    (0.09%)
                                          10/31/98       154,238          77%             1.27%                     0.17%
                                          10/31/97(1)      7,983          83%             2.79%                     0.69%
ASMT INVESCO
EQUITY INCOME PORTFOLIO:
------------------------------------
------------------------------------
                                          04/30/99*     $129,334          43%             0.90%                     1.98%
                                          10/31/98        63,450          70%             1.13%                     2.11%
                                          10/31/97(2)      6,503          46%             2.66%                     2.39%
ASMT PIMCO TOTAL
RETURN BOND PORTFOLIO:
------------------------------------
------------------------------------
                                          04/30/99*     $119,297          70%             0.80%                     5.66%
                                          10/31/98        59,375         418%             1.07%                     5.05%
                                          10/31/97(2)      5,025          93%             2.22%                     3.51%
ASMT JPM
MONEY MARKET PORTFOLIO:
------------------------------------
------------------------------------
                                          04/30/99*     $ 86,883         N/A              0.61%                     4.29%
                                          10/31/98        49,006         N/A              0.72%                     4.69%
                                          10/31/97(3)      1,995         N/A              3.91%                     1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized for periods less than one year.
 *  Unaudited.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

APRIL 30, 1999

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
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     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at April 30, 1999, consisted of five diversified portfolios: ASMT T. Rowe Price International Equity Portfolio ("International Equity"), ASMT Janus Capital Growth Portfolio ("Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT JPM Money Market Portfolio ("Money Market") (each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
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     The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of April 30, 1999, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange

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gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

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                                                   AMERICAN SKANDIA MASTER TRUST

DEFERRED ORGANIZATION COSTS -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
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     The Portfolios have entered into investment management agreements with
American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios:
Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for International Equity; Janus Capital Corporation for Capital Growth; INVESCO Funds Group, Inc. for Equity Income; Pacific Investment Management Co. for Total Return Bond; and J. P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, .75%, .65%, and .50% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively.

     The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .75%, .45%, .35%, .25%, and .15% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Sub-advisors for International Equity and Money Market are currently voluntarily waiving a portion their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Equity and Money Market are reduced for Portfolio net assets in excess of specified levels.

     Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4. TAX MATTERS
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     The Portfolios will be treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios will be allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

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5. PORTFOLIO SECURITIES
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     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 1999, were as follows:

                                                         PURCHASES          SALES
                                                        ------------    --------------
International Equity                                    $ 6,466,303      $  2,142,753
Capital Growth                                          475,896,356        23,181,924
Equity Income                                            76,612,997        34,895,181
Total Return Bond                                        95,502,598        40,127,631

     Purchases and sales of U.S. government securities, during the six months ended April 30, 1999, were as follows:

                                                         PURCHASES          SALES
                                                        ------------    --------------
Equity Income                                           $ 7,565,293      $  2,365,275
Total Return Bond                                        32,389,511        22,947,793

     At April 30, 1999, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                                             NET
                                           GROSS           GROSS          UNREALIZED
                         AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                            COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                        ------------    ------------    ------------    --------------
International Equity    $ 18,920,258    $ 2,773,438     $   483,586      $  2,289,852
Capital Growth           689,834,362    122,296,963       3,969,894       118,327,069
Equity Income            111,814,661     16,477,691       2,386,175        14,091,516
Total Return Bond        138,313,025        948,363       1,529,684          (581,321)
Money Market              83,644,121             --              --                --

6. WRITTEN OPTIONS TRANSACTIONS
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     Written options transactions, during the six months ended April 30, 1999, were as follows:

                                                 TOTAL RETURN BOND
                                              -----------------------
                                              NUMBER OF
                                              CONTRACTS      PREMIUM
                                              ---------      --------
Balance at beginning of period                    --         $     --
Written                                          366           99,174
Expired                                         (235)         (42,019)
Exercised                                         --               --
Closed                                            --               --
                                                ----         --------
Balance at end of period                         131         $ 57,155
                                                ====         ========

     At April 30, 1999, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

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Board of Directors

Gordon C. Boronow
Jan R. Carendi
David E. A. Carson
Julian A. Lerner
Thomas M. Mazzaferro
Thomas M. O'Brien
F. Don Schwartz


[STAR GRAPHIC]


Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484

Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484

Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171

Administrator
PFPC Inc.
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Custodian
FOR DOMESTIC SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC
SECURITIES:
PNC Bank
Philadelphia, PA 19113

CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES AND CUSTODIAN FOR FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN FOREIGN SECURITIES:
Morgan Stanley Trust Company
New York, NY 11201

Legal Counsel
Werner & Kennedy
New York, NY 10019

Shares of the American Skandia Advisor Funds are:



- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.



The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com

LIT CODE: (ASAFSEMI0499)